Shareholder Report	1 Months Ended	12 Months Ended	26 Months Ended	39 Months Ended	45 Months Ended	100 Months Ended	102 Months Ended	103 Months Ended	111 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		SPDR SERIES TRUST
Entity Central Index Key		0001064642
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000162693
Shareholder Report [Line Items]
Fund Name		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Trading Symbol		SPYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P 500 Fossil Fuel Reserves Free ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 500 Fossil Fuel Reserves Free ETF	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (''the Fed'') and other Central Banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And markets continued to be dominated by the so-called "Magnificent Seven", consisting of Alphabet Inc., Amazon.com Inc., Apple Inc., Meta Platforms Inc., Microsoft Corp., NVIDIA Corp. and Tesla Inc.. Compared with the S&P 500, which returned 24.56% during the reporting period, the Fund slightly outperformed. Stocks from the Energy sector underperformed during the reporting period, and because the Fund excluded a significant portion of securities in the Energy sector, the net result for the Fund was slight relative outperformance to the broader market.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPYX	S&P 500 Index	S&P 500 Fossil Fuel Free Index
11/30/15	$10,000	$10,000	$10,000
11/30/15	$10,000	$10,000	$10,000
12/31/15	$9,868	$9,820	$9,872
1/31/16	$9,361	$9,292	$9,371
2/29/16	$9,345	$9,289	$9,362
3/31/16	$9,970	$9,936	$9,974
4/30/16	$9,958	$9,990	$9,963
5/31/16	$10,147	$10,165	$10,155
6/30/16	$10,149	$10,188	$10,160
7/31/16	$10,564	$10,576	$10,574
8/31/16	$10,578	$10,590	$10,592
9/30/16	$10,563	$10,599	$10,579
10/31/16	$10,388	$10,392	$10,398
11/30/16	$10,750	$10,801	$10,759
12/31/16	$10,957	$11,005	$10,971
1/31/17	$11,196	$11,226	$11,218
2/28/17	$11,678	$11,660	$11,701
3/31/17	$11,711	$11,667	$11,720
4/30/17	$11,865	$11,791	$11,862
5/31/17	$12,026	$11,942	$12,054
6/30/17	$12,111	$12,025	$12,138
7/31/17	$12,357	$12,263	$12,382
8/31/17	$12,416	$12,301	$12,449
9/30/17	$12,618	$12,563	$12,668
10/31/17	$12,937	$12,851	$12,972
11/30/17	$13,328	$13,250	$13,378
12/31/17	$13,475	$13,395	$13,514
1/31/18	$14,264	$14,119	$14,308
2/28/18	$13,763	$13,609	$13,830
3/31/18	$13,402	$13,297	$13,453
4/30/18	$13,399	$13,365	$13,458
5/31/18	$13,714	$13,706	$13,776
6/30/18	$13,763	$13,776	$13,827
7/31/18	$14,306	$14,251	$14,381
8/31/18	$14,815	$14,744	$14,900
9/30/18	$14,892	$14,810	$14,969
10/31/18	$13,892	$13,771	$13,940
11/30/18	$14,153	$14,045	$14,228
12/31/18	$12,889	$12,762	$12,950
1/31/19	$13,905	$13,856	$13,999
2/28/19	$14,353	$14,339	$14,439
3/31/19	$14,593	$14,591	$14,715
4/30/19	$15,229	$15,194	$15,348
5/31/19	$14,290	$14,233	$14,371
6/30/19	$15,280	$15,244	$15,387
7/31/19	$15,511	$15,476	$15,634
8/31/19	$15,286	$15,191	$15,417
9/30/19	$15,578	$15,456	$15,704
10/31/19	$15,947	$15,792	$16,077
11/30/19	$16,537	$16,394	$16,671
12/31/19	$17,001	$16,865	$17,156
1/31/20	$17,043	$16,882	$17,201
2/29/20	$15,685	$15,493	$15,812
3/31/20	$13,825	$13,579	$13,944
4/30/20	$15,519	$15,320	$15,685
5/31/20	$16,279	$16,050	$16,449
6/30/20	$16,611	$16,369	$16,785
7/31/20	$17,586	$17,292	$17,769
8/31/20	$18,875	$18,535	$19,076
9/30/20	$18,188	$17,830	$18,384
10/31/20	$17,733	$17,356	$17,900
11/30/20	$19,618	$19,256	$19,815
12/31/20	$20,348	$19,996	$20,572
1/31/21	$20,068	$19,795	$20,299
2/28/21	$20,607	$20,340	$20,856
3/31/21	$21,549	$21,231	$21,798
4/30/21	$22,732	$22,364	$22,990
5/31/21	$22,857	$22,520	$23,130
6/30/21	$23,371	$23,046	$23,654
7/31/21	$23,946	$23,594	$24,259
8/31/21	$24,700	$24,311	$25,021
9/30/21	$23,455	$23,180	$23,774
10/31/21	$25,074	$24,804	$25,420
11/30/21	$24,913	$24,633	$25,268
12/31/21	$26,059	$25,736	$26,413
1/31/22	$24,563	$24,405	$24,919
2/28/22	$23,766	$23,674	$24,106
3/31/22	$24,608	$24,553	$24,966
4/30/22	$22,415	$22,412	$22,733
5/31/22	$22,330	$22,453	$22,657
6/30/22	$20,563	$20,600	$20,856
7/31/22	$22,422	$22,499	$22,760
8/31/22	$21,451	$21,581	$21,777
9/30/22	$19,485	$19,594	$19,768
10/31/22	$20,930	$21,180	$21,243
11/30/22	$22,131	$22,364	$22,483
12/31/22	$20,838	$21,075	$21,165
1/31/23	$22,176	$22,400	$22,528
2/28/23	$21,671	$21,853	$22,026
3/31/23	$22,493	$22,655	$22,865
4/30/23	$22,818	$23,009	$23,191
5/31/23	$23,010	$23,109	$23,385
6/30/23	$24,519	$24,636	$24,941
7/31/23	$25,305	$25,427	$25,727
8/31/23	$24,865	$25,023	$25,289
9/30/23	$23,620	$23,830	$24,019
10/31/23	$23,171	$23,328	$23,570
11/30/23	$25,365	$25,459	$25,806
12/31/23	$26,546	$26,616	$27,003
1/31/24	$26,987	$27,063	$27,472
2/29/24	$28,406	$28,508	$28,937
3/31/24	$29,282	$29,425	$29,829
4/30/24	$28,053	$28,224	$28,567
5/31/24	$29,504	$29,625	$30,031
6/30/24	$30,581	$30,689	$31,163

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 11/30/15
SPYX	24.70%	14.91%	13.91%
S&P 500 Index	24.56%	15.05%	13.95%
S&P 500 Fossil Fuel Free Index	24.94%	15.16%	14.16%

Performance Inception Date								Nov. 30, 2015
AssetsNet	$ 1,782,270,461	$ 1,782,270,461	$ 1,782,270,461	$ 1,782,270,461	$ 1,782,270,461	$ 1,782,270,461	$ 1,782,270,461	$ 1,782,270,461	$ 1,782,270,461
Holdings Count | Holding	492	492	492	492	492	492	492	492	492
Advisory Fees Paid, Amount		$ 3,061,650
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,782,270,461
# of Portfolio Holdings	492
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$3,061,650

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	12.4%
Software	11.1%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	6.9%
Banks	4.1%
Financial Services	4.0%
Broadline Retail	4.0%
Pharmaceuticals	3.9%
Health Care Providers & Services	2.5%
Health Care Equipment & Supplies	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.5%
NVIDIA Corp.	6.8%
Apple, Inc.	6.8%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc.	2.5%
Berkshire Hathaway, Inc., B	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
JPMorgan Chase & Co.	1.3%

Material Fund Change [Text Block]
C000019028
Shareholder Report [Line Items]
Fund Name		SPDR Global Dow ETF
Trading Symbol		DGT
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Global Dow ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Global Dow ETF	$54	0.50%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Bank of Canada, European Central Bank and Swiss National Bank all moved towards loosening regimes and began cutting rates. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. A.I.-related semiconductor stocks continued to surge, revealing the investor belief that A.I. represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. These and the Magnificent Seven once again pulled the market up with them into the end of the reporting period, ultimately producing strong net gains for the year.

The Fund used equity Index futures in order to equitize cash and accruals during the reporting period. The Fund’s use of futures helped the Fund track the Index.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	DGT	S&P 500 Index	The Global Dow
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,886	$9,838	$9,912
8/31/14	$10,071	$10,245	$10,087
9/30/14	$9,767	$10,065	$9,772
10/31/14	$9,803	$10,311	$9,758
11/30/14	$9,938	$10,581	$9,948
12/31/14	$9,664	$10,557	$9,688
1/31/15	$9,440	$10,267	$9,459
2/28/15	$10,056	$10,860	$10,020
3/31/15	$9,838	$10,725	$9,799
4/30/15	$10,137	$10,801	$10,133
5/31/15	$10,122	$10,942	$10,114
6/30/15	$9,916	$10,737	$9,863
7/31/15	$9,993	$10,944	$9,990
8/31/15	$9,288	$10,285	$9,265
9/30/15	$8,861	$10,003	$8,853
10/31/15	$9,613	$10,813	$9,626
11/30/15	$9,505	$10,849	$9,457
12/31/15	$9,259	$10,653	$9,248
1/31/16	$8,661	$10,080	$8,628
2/29/16	$8,572	$10,077	$8,566
3/31/16	$9,226	$10,780	$9,214
4/30/16	$9,457	$10,838	$9,483
5/31/16	$9,382	$11,027	$9,374
6/30/16	$9,318	$11,053	$9,290
7/31/16	$9,716	$11,474	$9,703
8/31/16	$9,863	$11,489	$9,853
9/30/16	$9,963	$11,498	$9,931
10/31/16	$9,886	$11,274	$9,878
11/30/16	$9,984	$11,718	$9,948
12/31/16	$10,239	$11,938	$10,264
1/31/17	$10,546	$12,178	$10,539
2/28/17	$10,815	$12,650	$10,820
3/31/17	$11,007	$12,657	$10,972
4/30/17	$11,180	$12,791	$11,143
5/31/17	$11,323	$12,955	$11,306
6/30/17	$11,428	$13,046	$11,374
7/31/17	$11,762	$13,304	$11,737
8/31/17	$11,753	$13,345	$11,726
9/30/17	$12,022	$13,630	$12,005
10/31/17	$12,265	$13,942	$12,233
11/30/17	$12,518	$14,374	$12,493
12/31/17	$12,818	$14,532	$12,792
1/31/18	$13,541	$15,317	$13,555
2/28/18	$12,939	$14,764	$12,971
3/31/18	$12,640	$14,426	$12,593
4/30/18	$12,763	$14,499	$12,778
5/31/18	$12,580	$14,869	$12,584
6/30/18	$12,524	$14,945	$12,511
7/31/18	$13,017	$15,461	$13,003
8/31/18	$12,977	$15,995	$12,973
9/30/18	$13,183	$16,067	$13,190
10/31/18	$12,227	$14,939	$12,238
11/30/18	$12,478	$15,237	$12,442
12/31/18	$11,601	$13,845	$11,602
1/31/19	$12,547	$15,032	$12,520
2/28/19	$12,772	$15,555	$12,772
3/31/19	$12,833	$15,829	$12,806
4/30/19	$13,271	$16,483	$13,240
5/31/19	$12,414	$15,441	$12,396
6/30/19	$13,244	$16,537	$13,247
7/31/19	$13,170	$16,789	$13,228
8/31/19	$12,793	$16,480	$12,767
9/30/19	$13,110	$16,767	$13,094
10/31/19	$13,387	$17,132	$13,367
11/30/19	$13,733	$17,785	$13,697
12/31/19	$14,177	$18,296	$14,149
1/31/20	$13,727	$18,315	$13,763
2/29/20	$12,726	$16,807	$12,631
3/31/20	$10,783	$14,731	$10,793
4/30/20	$11,658	$16,620	$11,671
5/31/20	$12,162	$17,411	$12,089
6/30/20	$12,491	$17,758	$12,431
7/31/20	$12,942	$18,759	$12,914
8/31/20	$13,730	$20,107	$13,692
9/30/20	$13,179	$19,343	$13,126
10/31/20	$12,874	$18,829	$12,807
11/30/20	$14,911	$20,890	$14,898
12/31/20	$15,526	$21,693	$15,530
1/31/21	$15,438	$21,474	$15,407
2/28/21	$16,461	$22,066	$16,385
3/31/21	$17,154	$23,033	$17,073
4/30/21	$17,646	$24,262	$17,595
5/31/21	$18,380	$24,431	$18,233
6/30/21	$18,117	$25,002	$18,034
7/31/21	$18,041	$25,596	$17,964
8/31/21	$18,395	$26,374	$18,371
9/30/21	$17,943	$25,147	$17,943
10/31/21	$18,612	$26,909	$18,575
11/30/21	$17,818	$26,723	$17,738
12/31/21	$18,887	$27,920	$18,842
1/31/22	$19,071	$26,475	$18,941
2/28/22	$18,480	$25,683	$18,482
3/31/22	$18,722	$26,636	$18,793
4/30/22	$17,450	$24,314	$17,521
5/31/22	$18,065	$24,358	$18,015
6/30/22	$16,296	$22,348	$16,224
7/31/22	$16,921	$24,408	$16,855
8/31/22	$16,407	$23,413	$16,434
9/30/22	$14,762	$21,256	$14,803
10/31/22	$16,076	$22,977	$16,055
11/30/22	$17,795	$24,261	$17,649
12/31/22	$17,346	$22,864	$17,345
1/31/23	$18,798	$24,300	$18,728
2/28/23	$18,278	$23,707	$18,270
3/31/23	$18,539	$24,578	$18,502
4/30/23	$18,940	$24,961	$18,878
5/31/23	$18,301	$25,070	$18,229
6/30/23	$19,647	$26,726	$19,571
7/31/23	$20,404	$27,585	$20,362
8/31/23	$19,790	$27,146	$19,766
9/30/23	$19,105	$25,852	$19,118
10/31/23	$18,594	$25,308	$18,503
11/30/23	$20,083	$27,619	$20,057
12/31/23	$20,988	$28,874	$21,004
1/31/24	$21,087	$29,359	$21,153
2/29/24	$21,818	$30,927	$21,796
3/31/24	$22,689	$31,922	$22,672
4/30/24	$22,098	$30,619	$22,134
5/31/24	$23,125	$32,138	$22,984
6/30/24	$22,931	$33,292	$22,868

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
DGT	16.80%	11.51%	8.62%
S&P 500 Index	24.56%	15.05%	12.86%
The Global Dow	16.84%	11.55%	8.62%

AssetsNet	$ 208,044,962	$ 208,044,962	$ 208,044,962	$ 208,044,962	$ 208,044,962	$ 208,044,962	$ 208,044,962	$ 208,044,962	$ 208,044,962
Holdings Count | Holding	163	163	163	163	163	163	163	163	163
Advisory Fees Paid, Amount		$ 892,725
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$208,044,962
# of Portfolio Holdings	163
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$892,725

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	14.3%
Oil, Gas & Consumable Fuels	6.3%
Pharmaceuticals	5.5%
Semiconductors & Semiconductor Equipment	5.2%
Aerospace & Defense	3.9%
Insurance	3.5%
Metals & Mining	3.0%
Technology Hardware, Storage & Peripherals	2.7%
Broadline Retail	2.6%
IT Services	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
NVIDIA Corp.	1.6%
QUALCOMM, Inc.	1.1%
Broadcom, Inc.	1.1%
General Electric Co.	1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0%
Meta Platforms, Inc., A	1.0%
UniCredit SpA	1.0%
Howmet Aerospace, Inc.	0.9%
Eli Lilly & Co.	0.9%
Netflix, Inc.	0.9%

Material Fund Change [Text Block]
C000019031
Shareholder Report [Line Items]
Fund Name		SPDR S&P Capital Markets ETF
Trading Symbol		KCE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Capital Markets ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Capital Markets ETF	$41	0.35%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. U.S. equities rallied for a second straight quarter in Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024. More focus on capital markets stocks continued around the goal to create Net Zero carbon projects. The capital markets have been able to offer carbon project developers an opportunity to receive funding they might not be able to get via other means.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	KCE	S&P 500 Index	S&P Capital Markets Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,656	$9,838	$9,652
8/31/14	$10,073	$10,245	$10,076
9/30/14	$9,776	$10,065	$9,777
10/31/14	$9,992	$10,311	$9,995
11/30/14	$10,098	$10,581	$10,095
12/31/14	$10,365	$10,557	$10,365
1/31/15	$9,533	$10,267	$9,540
2/28/15	$10,262	$10,860	$10,273
3/31/15	$10,364	$10,725	$10,370
4/30/15	$10,308	$10,801	$10,322
5/31/15	$10,432	$10,942	$10,445
6/30/15	$10,499	$10,737	$10,503
7/31/15	$10,437	$10,944	$10,445
8/31/15	$9,321	$10,285	$9,329
9/30/15	$8,634	$10,003	$8,638
10/31/15	$9,265	$10,813	$9,272
11/30/15	$9,715	$10,849	$9,727
12/31/15	$9,076	$10,653	$9,089
1/31/16	$7,711	$10,080	$7,715
2/29/16	$7,535	$10,077	$7,538
3/31/16	$8,223	$10,780	$8,238
4/30/16	$8,415	$10,838	$8,429
5/31/16	$8,704	$11,027	$8,729
6/30/16	$7,687	$11,053	$7,698
7/31/16	$8,338	$11,474	$8,351
8/31/16	$8,761	$11,489	$8,780
9/30/16	$8,655	$11,498	$8,680
10/31/16	$8,372	$11,274	$8,396
11/30/16	$9,553	$11,718	$9,579
12/31/16	$9,654	$11,938	$9,681
1/31/17	$9,884	$12,178	$9,924
2/28/17	$10,260	$12,650	$10,303
3/31/17	$10,120	$12,657	$10,156
4/30/17	$10,146	$12,791	$10,184
5/31/17	$10,046	$12,955	$10,082
6/30/17	$10,699	$13,046	$10,739
7/31/17	$11,100	$13,304	$11,151
8/31/17	$10,795	$13,345	$10,858
9/30/17	$11,474	$13,630	$11,532
10/31/17	$11,672	$13,942	$11,734
11/30/17	$12,390	$14,374	$12,466
12/31/17	$12,693	$14,532	$12,765
1/31/18	$13,197	$15,317	$13,286
2/28/18	$13,036	$14,764	$13,129
3/31/18	$12,940	$14,426	$13,043
4/30/18	$13,004	$14,499	$13,099
5/31/18	$13,211	$14,869	$13,311
6/30/18	$12,872	$14,945	$12,988
7/31/18	$13,163	$15,461	$13,271
8/31/18	$13,045	$15,995	$13,164
9/30/18	$12,570	$16,067	$12,677
10/31/18	$11,628	$14,939	$11,736
11/30/18	$11,914	$15,237	$12,033
12/31/18	$10,761	$13,845	$10,871
1/31/19	$11,693	$15,032	$11,801
2/28/19	$12,343	$15,555	$12,454
3/31/19	$12,058	$15,829	$12,168
4/30/19	$13,000	$16,483	$13,132
5/31/19	$11,934	$15,441	$12,054
6/30/19	$12,634	$16,537	$12,764
7/31/19	$12,960	$16,789	$13,099
8/31/19	$12,273	$16,480	$12,409
9/30/19	$12,539	$16,767	$12,676
10/31/19	$12,772	$17,132	$12,918
11/30/19	$13,600	$17,785	$13,725
12/31/19	$13,686	$18,296	$13,821
1/31/20	$13,966	$18,315	$14,107
2/29/20	$12,853	$16,807	$12,965
3/31/20	$10,567	$14,731	$10,687
4/30/20	$12,059	$16,620	$12,194
5/31/20	$12,790	$17,411	$12,939
6/30/20	$13,128	$17,758	$13,288
7/31/20	$13,543	$18,759	$13,598
8/31/20	$14,093	$20,107	$14,120
9/30/20	$13,626	$19,343	$13,654
10/31/20	$14,228	$18,829	$14,255
11/30/20	$16,252	$20,890	$16,295
12/31/20	$17,864	$21,693	$17,927
1/31/21	$17,649	$21,474	$17,722
2/28/21	$19,084	$22,066	$19,169
3/31/21	$20,082	$23,033	$20,165
4/30/21	$21,379	$24,262	$21,469
5/31/21	$22,090	$24,431	$22,209
6/30/21	$22,494	$25,002	$22,624
7/31/21	$22,808	$25,596	$22,947
8/31/21	$23,809	$26,374	$23,961
9/30/21	$22,853	$25,147	$23,003
10/31/21	$25,596	$26,909	$25,771
11/30/21	$24,575	$26,723	$24,754
12/31/21	$25,027	$27,920	$25,217
1/31/22	$23,006	$26,475	$23,206
2/28/22	$22,259	$25,683	$22,444
3/31/22	$22,148	$26,636	$22,331
4/30/22	$19,164	$24,314	$19,335
5/31/22	$19,913	$24,358	$20,094
6/30/22	$17,815	$22,348	$17,972
7/31/22	$19,912	$24,408	$20,110
8/31/22	$19,525	$23,413	$19,712
9/30/22	$17,578	$21,256	$17,740
10/31/22	$19,502	$22,977	$19,697
11/30/22	$20,902	$24,261	$21,131
12/31/22	$19,475	$22,864	$19,681
1/31/23	$22,075	$24,300	$22,327
2/28/23	$21,747	$23,707	$22,005
3/31/23	$20,636	$24,578	$20,891
4/30/23	$20,302	$24,961	$20,547
5/31/23	$19,656	$25,070	$19,897
6/30/23	$21,171	$26,726	$21,437
7/31/23	$22,886	$27,585	$23,173
8/31/23	$22,422	$27,146	$22,708
9/30/23	$21,763	$25,852	$22,045
10/31/23	$20,588	$25,308	$20,868
11/30/23	$22,878	$27,619	$23,199
12/31/23	$25,727	$28,874	$26,102
1/31/24	$25,187	$29,359	$25,564
2/29/24	$26,716	$30,927	$27,135
3/31/24	$28,016	$31,922	$28,454
4/30/24	$26,947	$30,619	$27,340
5/31/24	$28,215	$32,138	$28,617
6/30/24	$28,097	$33,292	$28,502

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
KCE	32.64%	17.31%	10.87%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Capital Markets Select Industry Index	32.96%	17.43%	11.04%

AssetsNet	$ 416,185,853	$ 416,185,853	$ 416,185,853	$ 416,185,853	$ 416,185,853	$ 416,185,853	$ 416,185,853	$ 416,185,853	$ 416,185,853
Holdings Count | Holding	65	65	65	65	65	65	65	65	65
Advisory Fees Paid, Amount		$ 908,151
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$416,185,853
# of Portfolio Holdings	65
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$908,151

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Asset Management & Custody Banks	45.4%
Investment Banking & Brokerage	32.6%
Financial Exchanges & Data	21.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Jefferies Financial Group, Inc.	1.9%
Piper Sandler Cos.	1.9%
Moelis & Co., A	1.8%
StepStone Group, Inc., A	1.8%
Stifel Financial Corp.	1.8%
Raymond James Financial, Inc.	1.8%
PJT Partners, Inc., A	1.8%
Hamilton Lane, Inc., A	1.8%
Evercore, Inc., A	1.8%
Affiliated Managers Group, Inc.	1.8%

Material Fund Change [Text Block]
C000019032
Shareholder Report [Line Items]
Fund Name		SPDR S&P Insurance ETF
Trading Symbol		KIE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Insurance ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Insurance ETF	$39	0.35%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund was driven by current market conditions. Insurance companies are benefiting from net premiums earned plus the high interest rate environment. Insurance companies typically invest premiums received and tend to earn higher rates of return when market interest rates are elevated.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	KIE	S&P 500 Index	S&P Insurance Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,532	$9,838	$9,535
8/31/14	$10,115	$10,245	$10,124
9/30/14	$9,853	$10,065	$9,863
10/31/14	$10,256	$10,311	$10,270
11/30/14	$10,388	$10,581	$10,403
12/31/14	$10,508	$10,557	$10,526
1/31/15	$9,894	$10,267	$9,919
2/28/15	$10,505	$10,860	$10,535
3/31/15	$10,607	$10,725	$10,638
4/30/15	$10,573	$10,801	$10,607
5/31/15	$10,720	$10,942	$10,756
6/30/15	$10,802	$10,737	$10,843
7/31/15	$11,371	$10,944	$11,415
8/31/15	$10,857	$10,285	$10,904
9/30/15	$10,754	$10,003	$10,803
10/31/15	$11,339	$10,813	$11,396
11/30/15	$11,532	$10,849	$11,593
12/31/15	$11,133	$10,653	$11,198
1/31/16	$10,510	$10,080	$10,570
2/29/16	$10,420	$10,077	$10,484
3/31/16	$11,134	$10,780	$11,207
4/30/16	$11,230	$10,838	$11,310
5/31/16	$11,752	$11,027	$11,835
6/30/16	$11,491	$11,053	$11,576
7/31/16	$11,611	$11,474	$11,698
8/31/16	$12,090	$11,489	$12,190
9/30/16	$12,021	$11,498	$12,123
10/31/16	$12,050	$11,274	$12,154
11/30/16	$13,084	$11,718	$13,201
12/31/16	$13,517	$11,938	$13,643
1/31/17	$13,591	$12,178	$13,725
2/28/17	$14,235	$12,650	$14,378
3/31/17	$14,055	$12,657	$14,203
4/30/17	$14,142	$12,791	$14,292
5/31/17	$14,154	$12,955	$14,311
6/30/17	$14,467	$13,046	$14,628
7/31/17	$15,014	$13,304	$15,184
8/31/17	$14,509	$13,345	$14,680
9/30/17	$14,833	$13,630	$15,010
10/31/17	$15,175	$13,942	$15,359
11/30/17	$15,406	$14,374	$15,604
12/31/17	$15,257	$14,532	$15,455
1/31/18	$15,680	$15,317	$15,889
2/28/18	$15,123	$14,764	$15,333
3/31/18	$15,496	$14,426	$15,711
4/30/18	$15,419	$14,499	$15,634
5/31/18	$15,182	$14,869	$15,408
6/30/18	$14,943	$14,945	$15,166
7/31/18	$15,895	$15,461	$16,132
8/31/18	$16,058	$15,995	$16,319
9/30/18	$16,130	$16,067	$16,390
10/31/18	$15,106	$14,939	$15,349
11/30/18	$15,587	$15,237	$15,834
12/31/18	$14,349	$13,845	$14,596
1/31/19	$15,396	$15,032	$15,649
2/28/19	$16,023	$15,555	$16,295
3/31/19	$15,710	$15,829	$15,982
4/30/19	$16,889	$16,483	$17,191
5/31/19	$16,492	$15,441	$16,798
6/30/19	$17,351	$16,537	$17,679
7/31/19	$17,678	$16,789	$18,015
8/31/19	$17,193	$16,480	$17,531
9/30/19	$18,060	$16,767	$18,417
10/31/19	$17,635	$17,132	$17,977
11/30/19	$18,189	$17,785	$18,548
12/31/19	$18,252	$18,296	$18,631
1/31/20	$18,260	$18,315	$18,647
2/29/20	$16,362	$16,807	$16,700
3/31/20	$12,924	$14,731	$13,202
4/30/20	$13,518	$16,620	$13,802
5/31/20	$14,041	$17,411	$14,350
6/30/20	$14,229	$17,758	$14,555
7/31/20	$14,844	$18,759	$15,178
8/31/20	$15,343	$20,107	$15,693
9/30/20	$14,661	$19,343	$15,002
10/31/20	$14,854	$18,829	$15,204
11/30/20	$17,013	$20,890	$17,416
12/31/20	$17,692	$21,693	$18,111
1/31/21	$16,934	$21,474	$17,355
2/28/21	$18,405	$22,066	$18,865
3/31/21	$19,370	$23,033	$19,857
4/30/21	$20,787	$24,262	$21,307
5/31/21	$21,046	$24,431	$21,595
6/30/21	$20,496	$25,002	$21,044
7/31/21	$20,267	$25,596	$20,803
8/31/21	$21,075	$26,374	$21,640
9/30/21	$20,181	$25,147	$20,729
10/31/21	$21,541	$26,909	$22,132
11/30/21	$20,435	$26,723	$20,995
12/31/21	$21,686	$27,920	$22,300
1/31/22	$21,500	$26,475	$22,119
2/28/22	$21,484	$25,683	$22,101
3/31/22	$22,651	$26,636	$23,312
4/30/22	$20,991	$24,314	$21,611
5/31/22	$21,619	$24,358	$22,260
6/30/22	$20,511	$22,348	$21,125
7/31/22	$20,639	$24,408	$21,271
8/31/22	$20,617	$23,413	$21,257
9/30/22	$19,675	$21,256	$20,267
10/31/22	$22,508	$22,977	$23,209
11/30/22	$23,194	$24,261	$23,939
12/31/22	$22,431	$22,864	$23,153
1/31/23	$23,801	$24,300	$24,573
2/28/23	$23,719	$23,707	$24,495
3/31/23	$21,653	$24,578	$22,369
4/30/23	$22,233	$24,961	$22,971
5/31/23	$20,980	$25,070	$21,679
6/30/23	$22,553	$26,726	$23,318
7/31/23	$23,458	$27,585	$24,255
8/31/23	$23,466	$27,146	$24,278
9/30/23	$23,560	$25,852	$24,376
10/31/23	$23,651	$25,308	$24,481
11/30/23	$25,061	$27,619	$25,951
12/31/23	$25,161	$28,874	$26,056
1/31/24	$26,450	$29,359	$27,406
2/29/24	$27,675	$30,927	$28,704
3/31/24	$29,104	$31,922	$30,193
4/30/24	$27,143	$30,619	$28,140
5/31/24	$28,618	$32,138	$29,685
6/30/24	$27,969	$33,292	$29,029

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
KIE	24.03%	10.02%	10.84%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Insurance Select Industry Index	24.51%	10.43%	11.25%

AssetsNet	$ 723,337,510	$ 723,337,510	$ 723,337,510	$ 723,337,510	$ 723,337,510	$ 723,337,510	$ 723,337,510	$ 723,337,510	$ 723,337,510
Holdings Count | Holding	51	51	51	51	51	51	51	51	51
Advisory Fees Paid, Amount		$ 2,317,080
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$723,337,510
# of Portfolio Holdings	51
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$2,317,080

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Property & Casualty Insurance	49.1%
Life & Health Insurance	24.8%
Insurance Brokers	13.8%
Reinsurance	8.1%
Multi-line Insurance	4.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Ryan Specialty Holdings, Inc.	2.2%
Primerica, Inc.	2.2%
Brighthouse Financial, Inc.	2.1%
Globe Life, Inc.	2.1%
Unum Group	2.1%
Cincinnati Financial Corp.	2.1%
Old Republic International Corp.	2.1%
CNO Financial Group, Inc.	2.1%
Arch Capital Group Ltd.	2.1%
Everest Group Ltd.	2.1%

Material Fund Change [Text Block]
C000019033
Shareholder Report [Line Items]
Fund Name		SPDR NYSE Technology ETF
Trading Symbol		XNTK
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR NYSE Technology ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR NYSE Technology ETF	$42	0.35%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. A.I.-related semiconductor stocks continued to surge, revealing the investor belief that A.I. represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. These and the Magnificent Seven once again pulled the market up with them into the end of the reporting period, ultimately producing strong net gains for the year.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XNTK	S&P 500 Index	NYSE Technology Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,008	$9,838	$10,011
8/31/14	$10,396	$10,245	$10,409
9/30/14	$10,169	$10,065	$10,171
10/31/14	$10,194	$10,311	$10,213
11/30/14	$10,662	$10,581	$10,678
12/31/14	$10,621	$10,557	$10,641
1/31/15	$10,166	$10,267	$10,190
2/28/15	$11,056	$10,860	$11,076
3/31/15	$10,568	$10,725	$10,595
4/30/15	$10,889	$10,801	$10,924
5/31/15	$11,032	$10,942	$11,057
6/30/15	$10,625	$10,737	$10,664
7/31/15	$11,228	$10,944	$11,265
8/31/15	$10,689	$10,285	$10,733
9/30/15	$10,500	$10,003	$10,560
10/31/15	$11,610	$10,813	$11,662
11/30/15	$11,735	$10,849	$11,782
12/31/15	$11,456	$10,653	$11,510
1/31/16	$10,398	$10,080	$10,463
2/29/16	$10,398	$10,077	$10,456
3/31/16	$11,207	$10,780	$11,278
4/30/16	$10,990	$10,838	$11,065
5/31/16	$11,528	$11,027	$11,613
6/30/16	$11,230	$11,053	$11,311
7/31/16	$12,139	$11,474	$12,234
8/31/16	$12,551	$11,489	$12,650
9/30/16	$12,800	$11,498	$12,905
10/31/16	$12,826	$11,274	$12,916
11/30/16	$12,916	$11,718	$13,019
12/31/16	$12,993	$11,938	$13,081
1/31/17	$13,782	$12,178	$13,902
2/28/17	$14,408	$12,650	$14,531
3/31/17	$14,751	$12,657	$14,883
4/30/17	$15,215	$12,791	$15,359
5/31/17	$15,820	$12,955	$15,974
6/30/17	$15,674	$13,046	$15,822
7/31/17	$16,229	$13,304	$16,395
8/31/17	$16,719	$13,345	$16,896
9/30/17	$16,976	$13,630	$17,167
10/31/17	$18,042	$13,942	$18,229
11/30/17	$18,207	$14,374	$18,415
12/31/17	$18,204	$14,532	$18,400
1/31/18	$20,051	$15,317	$20,276
2/28/18	$20,130	$14,764	$20,361
3/31/18	$19,304	$14,426	$19,558
4/30/18	$19,134	$14,499	$19,373
5/31/18	$20,237	$14,869	$20,492
6/30/18	$20,326	$14,945	$20,589
7/31/18	$20,196	$15,461	$20,474
8/31/18	$20,685	$15,995	$20,981
9/30/18	$20,603	$16,067	$20,900
10/31/18	$18,323	$14,939	$18,589
11/30/18	$18,435	$15,237	$18,721
12/31/18	$16,752	$13,845	$17,176
1/31/19	$18,585	$15,032	$19,041
2/28/19	$19,473	$15,555	$19,953
3/31/19	$20,093	$15,829	$20,602
4/30/19	$21,387	$16,483	$21,939
5/31/19	$18,968	$15,441	$19,464
6/30/19	$20,522	$16,537	$21,068
7/31/19	$21,267	$16,789	$21,835
8/31/19	$20,614	$16,480	$21,187
9/30/19	$20,583	$16,767	$21,148
10/31/19	$21,148	$17,132	$21,732
11/30/19	$22,142	$17,785	$22,764
12/31/19	$23,157	$18,296	$23,823
1/31/20	$24,043	$18,315	$24,749
2/29/20	$23,157	$16,807	$23,794
3/31/20	$20,776	$14,731	$21,385
4/30/20	$24,095	$16,620	$24,817
5/31/20	$25,993	$17,411	$26,811
6/30/20	$28,275	$17,758	$29,164
7/31/20	$30,732	$18,759	$31,677
8/31/20	$35,458	$20,107	$36,594
9/30/20	$33,769	$19,343	$34,859
10/31/20	$32,709	$18,829	$33,722
11/30/20	$37,640	$20,890	$38,854
12/31/20	$40,228	$21,693	$41,560
1/31/21	$40,961	$21,474	$42,332
2/28/21	$42,036	$22,066	$43,432
3/31/21	$41,242	$23,033	$42,613
4/30/21	$42,819	$24,262	$44,258
5/31/21	$42,478	$24,431	$43,924
6/30/21	$45,352	$25,002	$46,925
7/31/21	$45,244	$25,596	$46,818
8/31/21	$46,877	$26,374	$48,521
9/30/21	$44,638	$25,147	$46,230
10/31/21	$47,364	$26,909	$49,063
11/30/21	$48,079	$26,723	$49,775
12/31/21	$47,329	$27,920	$49,049
1/31/22	$41,958	$26,475	$43,523
2/28/22	$39,675	$25,683	$41,136
3/31/22	$39,756	$26,636	$41,182
4/30/22	$33,845	$24,314	$35,090
5/31/22	$32,869	$24,358	$34,106
6/30/22	$29,561	$22,348	$30,666
7/31/22	$32,412	$24,408	$33,659
8/31/22	$30,881	$23,413	$32,072
9/30/22	$27,028	$21,256	$28,057
10/31/22	$28,087	$22,977	$29,172
11/30/22	$30,790	$24,261	$32,010
12/31/22	$27,904	$22,864	$29,010
1/31/23	$32,485	$24,300	$33,793
2/28/23	$31,971	$23,707	$33,267
3/31/23	$34,947	$24,578	$36,380
4/30/23	$33,803	$24,961	$35,192
5/31/23	$37,553	$25,070	$39,101
6/30/23	$40,242	$26,726	$41,944
7/31/23	$42,916	$27,585	$44,726
8/31/23	$42,007	$27,146	$43,805
9/30/23	$39,471	$25,852	$41,164
10/31/23	$38,376	$25,308	$40,039
11/30/23	$44,625	$27,619	$46,559
12/31/23	$47,473	$28,874	$49,553
1/31/24	$48,981	$29,359	$51,131
2/29/24	$51,925	$30,927	$54,230
3/31/24	$52,735	$31,922	$55,100
4/30/24	$49,918	$30,619	$52,126
5/31/24	$52,709	$32,138	$55,100
6/30/24	$56,575	$33,292	$59,108

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XNTK	40.45%	22.46%	18.92%
S&P 500 Index	24.56%	15.05%	12.86%
NYSE Technology Index	40.92%	22.92%	19.44%

AssetsNet	$ 838,795,974	$ 838,795,974	$ 838,795,974	$ 838,795,974	$ 838,795,974	$ 838,795,974	$ 838,795,974	$ 838,795,974	$ 838,795,974
Holdings Count | Holding	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount		$ 2,332,693
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$838,795,974
# of Portfolio Holdings	36
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$2,332,693

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	41.8%
Software	17.8%
Broadline Retail	9.8%
Interactive Media & Services	6.5%
IT Services	6.1%
Hotels, Restaurants & Leisure	5.2%
Entertainment	3.4%
Ground Transportation	2.7%
Technology Hardware, Storage & Peripherals	2.5%
Communications Equipment	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
NVIDIA Corp.	5.9%
Micron Technology, Inc.	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Broadcom, Inc.	3.9%
Applied Materials, Inc.	3.6%
Meta Platforms, Inc.	3.5%
Lam Research Corp.	3.5%
QUALCOMM, Inc.	3.4%
Netflix, Inc.	3.4%
ASML Holding NV	3.4%

Material Fund Change [Text Block]
C000033546
Shareholder Report [Line Items]
Fund Name		SPDR S&P Health Care Equipment ETF
Trading Symbol		XHE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Health Care Equipment ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Health Care Equipment ETF	$33	0.35%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. U.S. equities rallied for a second straight quarter in Q1 2024. The A.I. theme was a key tailwinds in Q1 2024. The Healthcare Equipment Industry has been greatly benefiting from A.I. as well. As baby boomers continue to age, the demand for healthcare continues to grow. A.I. can be used collaboratively by surgical staff to improve outcomes or reduce risk during procedures. All routine elements of the operating room experience that can be quantified digitally and integrated into a digital pathway has helped improve automation and optimization. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. The Fed, held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024. Health Care Equipment industry was able to report year-over-year growth in earnings.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XHE	S&P 500 Index	S&P Health Care Equipment Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,825	$9,838	$9,828
8/31/14	$9,845	$10,245	$9,853
9/30/14	$9,515	$10,065	$9,516
10/31/14	$10,483	$10,311	$10,488
11/30/14	$10,894	$10,581	$10,901
12/31/14	$11,251	$10,557	$11,262
1/31/15	$11,339	$10,267	$11,350
2/28/15	$11,992	$10,860	$11,998
3/31/15	$12,311	$10,725	$12,324
4/30/15	$11,738	$10,801	$11,761
5/31/15	$11,981	$10,942	$12,002
6/30/15	$12,150	$10,737	$12,173
7/31/15	$12,703	$10,944	$12,720
8/31/15	$12,150	$10,285	$12,178
9/30/15	$11,214	$10,003	$11,230
10/31/15	$11,648	$10,813	$11,672
11/30/15	$12,276	$10,849	$12,303
12/31/15	$12,236	$10,653	$12,302
1/31/16	$10,911	$10,080	$10,952
2/29/16	$11,088	$10,077	$11,148
3/31/16	$11,780	$10,780	$11,843
4/30/16	$12,181	$10,838	$12,239
5/31/16	$12,322	$11,027	$12,386
6/30/16	$13,111	$11,053	$13,181
7/31/16	$13,845	$11,474	$13,924
8/31/16	$14,277	$11,489	$14,361
9/30/16	$14,339	$11,498	$14,433
10/31/16	$13,237	$11,274	$13,335
11/30/16	$13,583	$11,718	$13,658
12/31/16	$13,796	$11,938	$13,886
1/31/17	$14,336	$12,178	$14,445
2/28/17	$15,173	$12,650	$15,274
3/31/17	$15,587	$12,657	$15,694
4/30/17	$16,138	$12,791	$16,264
5/31/17	$16,009	$12,955	$16,141
6/30/17	$16,982	$13,046	$17,120
7/31/17	$16,780	$13,304	$16,929
8/31/17	$17,047	$13,345	$17,181
9/30/17	$17,367	$13,630	$17,530
10/31/17	$17,765	$13,942	$17,912
11/30/17	$18,502	$14,374	$18,635
12/31/17	$17,998	$14,532	$18,114
1/31/18	$19,402	$15,317	$19,575
2/28/18	$18,781	$14,764	$18,984
3/31/18	$19,460	$14,426	$19,605
4/30/18	$19,825	$14,499	$20,028
5/31/18	$21,499	$14,869	$21,751
6/30/18	$21,848	$14,945	$22,101
7/31/18	$22,535	$15,461	$22,790
8/31/18	$24,620	$15,995	$24,918
9/30/18	$24,511	$16,067	$24,811
10/31/18	$21,544	$14,939	$21,807
11/30/18	$21,771	$15,237	$22,045
12/31/18	$19,584	$13,845	$19,848
1/31/19	$21,401	$15,032	$21,677
2/28/19	$22,422	$15,555	$22,710
3/31/19	$22,448	$15,829	$22,745
4/30/19	$21,698	$16,483	$21,998
5/31/19	$20,888	$15,441	$21,177
6/30/19	$22,866	$16,537	$23,207
7/31/19	$23,257	$16,789	$23,589
8/31/19	$22,276	$16,480	$22,620
9/30/19	$21,836	$16,767	$22,170
10/31/19	$22,083	$17,132	$22,421
11/30/19	$23,865	$17,785	$24,228
12/31/19	$23,961	$18,296	$24,357
1/31/20	$23,824	$18,315	$24,225
2/29/20	$22,359	$16,807	$22,720
3/31/20	$20,046	$14,731	$20,396
4/30/20	$23,360	$16,620	$23,752
5/31/20	$24,606	$17,411	$25,032
6/30/20	$24,954	$17,758	$25,391
7/31/20	$26,663	$18,759	$27,131
8/31/20	$27,063	$20,107	$27,545
9/30/20	$27,206	$19,343	$27,710
10/31/20	$27,266	$18,829	$27,757
11/30/20	$29,613	$20,890	$30,148
12/31/20	$31,838	$21,693	$32,431
1/31/21	$33,087	$21,474	$33,735
2/28/21	$33,643	$22,066	$34,330
3/31/21	$33,393	$23,033	$34,054
4/30/21	$35,200	$24,262	$35,902
5/31/21	$33,829	$24,431	$34,520
6/30/21	$36,092	$25,002	$36,835
7/31/21	$36,289	$25,596	$37,075
8/31/21	$36,597	$26,374	$37,384
9/30/21	$34,950	$25,147	$35,711
10/31/21	$35,168	$26,909	$35,944
11/30/21	$31,549	$26,723	$32,274
12/31/21	$32,816	$27,920	$33,565
1/31/22	$28,970	$26,475	$29,638
2/28/22	$30,556	$25,683	$31,209
3/31/22	$31,280	$26,636	$31,994
4/30/22	$26,629	$24,314	$27,234
5/31/22	$25,434	$24,358	$26,004
6/30/22	$23,747	$22,348	$24,290
7/31/22	$26,128	$24,408	$26,736
8/31/22	$25,882	$23,413	$26,480
9/30/22	$23,840	$21,256	$24,379
10/31/22	$24,720	$22,977	$25,298
11/30/22	$25,658	$24,261	$26,270
12/31/22	$25,119	$22,864	$25,726
1/31/23	$26,745	$24,300	$27,413
2/28/23	$26,014	$23,707	$26,660
3/31/23	$26,205	$24,578	$26,844
4/30/23	$27,325	$24,961	$28,014
5/31/23	$26,056	$25,070	$26,716
6/30/23	$27,504	$26,726	$28,192
7/31/23	$27,492	$27,585	$28,203
8/31/23	$24,293	$27,146	$24,920
9/30/23	$21,835	$25,852	$22,400
10/31/23	$19,063	$25,308	$19,561
11/30/23	$20,954	$27,619	$21,544
12/31/23	$23,613	$28,874	$24,268
1/31/24	$23,466	$29,359	$24,116
2/29/24	$23,654	$30,927	$24,330
3/31/24	$24,597	$31,922	$25,295
4/30/24	$22,950	$30,619	$23,596
5/31/24	$24,085	$32,138	$24,765
6/30/24	$23,615	$33,292	$24,307

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XHE	(14.08%)	0.63%	8.98%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Health Care Equipment Select Industry Index	(13.78%)	0.93%	9.29%

AssetsNet	$ 244,827,488	$ 244,827,488	$ 244,827,488	$ 244,827,488	$ 244,827,488	$ 244,827,488	$ 244,827,488	$ 244,827,488	$ 244,827,488
Holdings Count | Holding	68	68	68	68	68	68	68	68	68
Advisory Fees Paid, Amount		$ 1,229,454
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$244,827,488
# of Portfolio Holdings	68
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$1,229,454

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Health Care Equipment	75.1%
Health Care Supplies	24.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Silk Road Medical, Inc.	2.0%
STAAR Surgical Co.	2.0%
iRhythm Technologies, Inc.	2.0%
AtriCure, Inc.	1.9%
Inari Medical, Inc.	1.8%
TransMedics Group, Inc.	1.8%
Edwards Lifesciences Corp.	1.8%
Glaukos Corp.	1.8%
Merit Medical Systems, Inc.	1.8%
UFP Technologies, Inc.	1.8%

Material Fund Change [Text Block]
C000033547
Shareholder Report [Line Items]
Fund Name		SPDR S&P Health Care Services ETF
Trading Symbol		XHS
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Health Care Services ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Health Care Services ETF	$34	0.35%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund was negatively impacted by rising costs to operate in the Health Care Services industry. The industry has also struggled with staffing normalization during the years following the global pandemic.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XHS	S&P 500 Index	S&P Health Care Services Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,186	$9,838	$10,188
8/31/14	$10,582	$10,245	$10,584
9/30/14	$10,230	$10,065	$10,239
10/31/14	$10,966	$10,311	$10,976
11/30/14	$11,046	$10,581	$11,064
12/31/14	$11,331	$10,557	$11,353
1/31/15	$11,203	$10,267	$11,236
2/28/15	$12,155	$10,860	$12,185
3/31/15	$12,570	$10,725	$12,597
4/30/15	$12,178	$10,801	$12,215
5/31/15	$12,885	$10,942	$12,929
6/30/15	$13,258	$10,737	$13,301
7/31/15	$13,264	$10,944	$13,316
8/31/15	$12,544	$10,285	$12,602
9/30/15	$11,524	$10,003	$11,581
10/31/15	$11,595	$10,813	$11,648
11/30/15	$11,839	$10,849	$11,901
12/31/15	$11,683	$10,653	$11,759
1/31/16	$10,731	$10,080	$10,797
2/29/16	$10,664	$10,077	$10,725
3/31/16	$11,297	$10,780	$11,373
4/30/16	$11,794	$10,838	$11,876
5/31/16	$11,696	$11,027	$11,788
6/30/16	$11,697	$11,053	$11,779
7/31/16	$12,017	$11,474	$12,111
8/31/16	$11,211	$11,489	$11,299
9/30/16	$11,257	$11,498	$11,349
10/31/16	$10,292	$11,274	$10,377
11/30/16	$10,601	$11,718	$10,689
12/31/16	$10,732	$11,938	$10,824
1/31/17	$11,290	$12,178	$11,397
2/28/17	$11,967	$12,650	$12,082
3/31/17	$11,868	$12,657	$11,986
4/30/17	$11,991	$12,791	$12,113
5/31/17	$12,288	$12,955	$12,414
6/30/17	$13,171	$13,046	$13,313
7/31/17	$12,539	$13,304	$12,675
8/31/17	$12,354	$13,345	$12,509
9/30/17	$12,498	$13,630	$12,642
10/31/17	$12,098	$13,942	$12,241
11/30/17	$12,449	$14,374	$12,601
12/31/17	$12,566	$14,532	$12,717
1/31/18	$13,596	$15,317	$13,761
2/28/18	$13,065	$14,764	$13,219
3/31/18	$12,857	$14,426	$12,982
4/30/18	$13,373	$14,499	$13,504
5/31/18	$13,852	$14,869	$14,004
6/30/18	$14,223	$14,945	$14,406
7/31/18	$14,707	$15,461	$14,906
8/31/18	$15,628	$15,995	$15,852
9/30/18	$15,706	$16,067	$15,896
10/31/18	$14,665	$14,939	$14,885
11/30/18	$15,464	$15,237	$15,665
12/31/18	$12,876	$13,845	$13,100
1/31/19	$14,272	$15,032	$14,513
2/28/19	$14,070	$15,555	$14,304
3/31/19	$13,255	$15,829	$13,478
4/30/19	$13,142	$16,483	$13,374
5/31/19	$12,751	$15,441	$12,973
6/30/19	$13,695	$16,537	$13,945
7/31/19	$14,041	$16,789	$14,300
8/31/19	$13,162	$16,480	$13,416
9/30/19	$12,840	$16,767	$13,081
10/31/19	$13,327	$17,132	$13,580
11/30/19	$14,903	$17,785	$15,182
12/31/19	$15,310	$18,296	$15,613
1/31/20	$15,143	$18,315	$15,448
2/29/20	$14,212	$16,807	$14,488
3/31/20	$12,162	$14,731	$12,391
4/30/20	$13,483	$16,620	$13,747
5/31/20	$14,721	$17,411	$15,022
6/30/20	$14,337	$17,758	$14,642
7/31/20	$16,005	$18,759	$16,350
8/31/20	$16,415	$20,107	$16,770
9/30/20	$16,305	$19,343	$16,670
10/31/20	$16,556	$18,829	$16,915
11/30/20	$18,918	$20,890	$19,339
12/31/20	$20,422	$21,693	$20,892
1/31/21	$21,738	$21,474	$22,259
2/28/21	$21,455	$22,066	$21,972
3/31/21	$22,444	$23,033	$22,967
4/30/21	$23,216	$24,262	$23,754
5/31/21	$23,785	$24,431	$24,341
6/30/21	$24,152	$25,002	$24,745
7/31/21	$23,645	$25,596	$24,187
8/31/21	$23,495	$26,374	$24,058
9/30/21	$22,024	$25,147	$22,538
10/31/21	$22,407	$26,909	$22,950
11/30/21	$20,765	$26,723	$21,278
12/31/21	$22,417	$27,920	$22,981
1/31/22	$19,410	$26,475	$19,904
2/28/22	$20,066	$25,683	$20,581
3/31/22	$21,413	$26,636	$21,961
4/30/22	$18,473	$24,314	$18,953
5/31/22	$18,298	$24,358	$18,783
6/30/22	$17,419	$22,348	$17,859
7/31/22	$20,110	$24,408	$20,625
8/31/22	$19,630	$23,413	$20,141
9/30/22	$18,572	$21,256	$19,060
10/31/22	$19,449	$22,977	$19,959
11/30/22	$18,988	$24,261	$19,489
12/31/22	$17,956	$22,864	$18,458
1/31/23	$19,611	$24,300	$20,157
2/28/23	$19,280	$23,707	$19,791
3/31/23	$18,321	$24,578	$18,813
4/30/23	$18,981	$24,961	$19,480
5/31/23	$18,290	$25,070	$18,790
6/30/23	$19,870	$26,726	$20,404
7/31/23	$19,922	$27,585	$20,460
8/31/23	$18,884	$27,146	$19,401
9/30/23	$17,671	$25,852	$18,151
10/31/23	$16,836	$25,308	$17,304
11/30/23	$17,993	$27,619	$18,478
12/31/23	$18,896	$28,874	$19,414
1/31/24	$18,442	$29,359	$18,958
2/29/24	$19,175	$30,927	$19,722
3/31/24	$20,140	$31,922	$20,726
4/30/24	$18,792	$30,619	$19,320
5/31/24	$19,566	$32,138	$20,122
6/30/24	$19,137	$33,292	$19,701

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XHS	(3.65%)	6.92%	6.71%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Health Care Services Select Industry Index	(3.46%)	7.15%	7.02%

AssetsNet	$ 80,990,203	$ 80,990,203	$ 80,990,203	$ 80,990,203	$ 80,990,203	$ 80,990,203	$ 80,990,203	$ 80,990,203	$ 80,990,203
Holdings Count | Holding	62	62	62	62	62	62	62	62	62
Advisory Fees Paid, Amount		$ 325,906
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$80,990,203
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$325,906

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Health Care Services	48.1%
Health Care Facilities	21.5%
Managed Health Care	16.2%
Health Care Distributors	14.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Patterson Cos., Inc.	2.3%
Progyny, Inc.	2.3%
HealthEquity, Inc.	2.3%
Humana, Inc.	2.3%
Ensign Group, Inc.	2.3%
Select Medical Holdings Corp.	2.3%
Acadia Healthcare Co., Inc.	2.3%
UnitedHealth Group, Inc.	2.2%
Labcorp Holdings, Inc.	2.2%
Encompass Health Corp.	2.2%

Material Fund Change [Text Block]
C000033549
Shareholder Report [Line Items]
Fund Name		SPDR S&P Metals & Mining ETF
Trading Symbol		XME
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Metals & Mining ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Metals & Mining ETF	$38	0.35%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund has been driven by rising metal prices and solid demand. Companies in the metals and mining industry have been focusing on investing in technology, keeping operating costs low, and improving efficiency to increase profits.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XME	S&P 500 Index	S&P Metals & Mining Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,789	$9,838	$9,782
8/31/14	$10,355	$10,245	$10,345
9/30/14	$8,747	$10,065	$8,726
10/31/14	$8,371	$10,311	$8,362
11/30/14	$8,015	$10,581	$7,982
12/31/14	$7,399	$10,557	$7,368
1/31/15	$6,502	$10,267	$6,482
2/28/15	$7,008	$10,860	$6,984
3/31/15	$6,299	$10,725	$6,273
4/30/15	$6,794	$10,801	$6,758
5/31/15	$6,522	$10,942	$6,496
6/30/15	$5,866	$10,737	$5,842
7/31/15	$4,882	$10,944	$4,857
8/31/15	$4,947	$10,285	$4,931
9/30/15	$4,058	$10,003	$4,035
10/31/15	$4,181	$10,813	$4,153
11/30/15	$3,900	$10,849	$3,867
12/31/15	$3,664	$10,653	$3,627
1/31/16	$3,407	$10,080	$3,368
2/29/16	$4,085	$10,077	$4,024
3/31/16	$5,030	$10,780	$4,949
4/30/16	$6,060	$10,838	$5,959
5/31/16	$5,416	$11,027	$5,328
6/30/16	$6,020	$11,053	$5,920
7/31/16	$7,167	$11,474	$7,054
8/31/16	$6,343	$11,489	$6,243
9/30/16	$6,571	$11,498	$6,470
10/31/16	$6,304	$11,274	$6,206
11/30/16	$7,705	$11,718	$7,598
12/31/16	$7,543	$11,938	$7,442
1/31/17	$8,280	$12,178	$8,161
2/28/17	$8,025	$12,650	$7,915
3/31/17	$7,552	$12,657	$7,452
4/30/17	$7,406	$12,791	$7,308
5/31/17	$7,182	$12,955	$7,088
6/30/17	$7,455	$13,046	$7,360
7/31/17	$7,821	$13,304	$7,727
8/31/17	$8,066	$13,345	$7,968
9/30/17	$8,021	$13,630	$7,923
10/31/17	$7,892	$13,942	$7,804
11/30/17	$7,964	$14,374	$7,869
12/31/17	$9,076	$14,532	$8,979
1/31/18	$9,268	$15,317	$9,184
2/28/18	$9,057	$14,764	$8,971
3/31/18	$8,564	$14,426	$8,476
4/30/18	$8,795	$14,499	$8,706
5/31/18	$9,426	$14,869	$9,333
6/30/18	$9,024	$14,945	$8,937
7/31/18	$9,131	$15,461	$9,054
8/31/18	$8,628	$15,995	$8,552
9/30/18	$8,702	$16,067	$8,625
10/31/18	$7,791	$14,939	$7,730
11/30/18	$7,394	$15,237	$7,325
12/31/18	$6,691	$13,845	$6,640
1/31/19	$7,843	$15,032	$7,778
2/28/19	$7,902	$15,555	$7,841
3/31/19	$7,629	$15,829	$7,573
4/30/19	$7,400	$16,483	$7,348
5/31/19	$6,266	$15,441	$6,220
6/30/19	$7,370	$16,537	$7,327
7/31/19	$7,266	$16,789	$7,223
8/31/19	$6,620	$16,480	$6,586
9/30/19	$6,631	$16,767	$6,600
10/31/19	$6,858	$17,132	$6,816
11/30/19	$7,212	$17,785	$7,162
12/31/19	$7,666	$18,296	$7,624
1/31/20	$6,519	$18,315	$6,485
2/29/20	$5,802	$16,807	$5,773
3/31/20	$4,247	$14,731	$4,233
4/30/20	$5,081	$16,620	$5,061
5/31/20	$5,488	$17,411	$5,462
6/30/20	$5,606	$17,758	$5,586
7/31/20	$6,050	$18,759	$6,028
8/31/20	$6,551	$20,107	$6,532
9/30/20	$6,161	$19,343	$6,142
10/31/20	$6,470	$18,829	$6,453
11/30/20	$7,765	$20,890	$7,747
12/31/20	$8,890	$21,693	$8,878
1/31/21	$8,603	$21,474	$8,593
2/28/21	$9,538	$22,066	$9,535
3/31/21	$10,634	$23,033	$10,621
4/30/21	$10,790	$24,262	$10,799
5/31/21	$12,376	$24,431	$12,382
6/30/21	$11,492	$25,002	$11,498
7/31/21	$11,996	$25,596	$12,012
8/31/21	$11,819	$26,374	$11,843
9/30/21	$11,156	$25,147	$11,172
10/31/21	$11,665	$26,909	$11,692
11/30/21	$10,999	$26,723	$11,037
12/31/21	$11,991	$27,920	$12,028
1/31/22	$11,189	$26,475	$11,224
2/28/22	$14,105	$25,683	$14,161
3/31/22	$16,451	$26,636	$16,512
4/30/22	$15,060	$24,314	$15,134
5/31/22	$14,381	$24,358	$14,441
6/30/22	$11,699	$22,348	$11,751
7/31/22	$13,002	$24,408	$13,061
8/31/22	$13,231	$23,413	$13,295
9/30/22	$11,500	$21,256	$11,548
10/31/22	$13,118	$22,977	$13,182
11/30/22	$14,596	$24,261	$14,680
12/31/22	$13,565	$22,864	$13,647
1/31/23	$15,565	$24,300	$15,657
2/28/23	$15,305	$23,707	$15,408
3/31/23	$14,529	$24,578	$14,625
4/30/23	$13,501	$24,961	$13,599
5/31/23	$12,174	$25,070	$12,254
6/30/23	$13,938	$26,726	$14,038
7/31/23	$14,789	$27,585	$14,891
8/31/23	$14,285	$27,146	$14,400
9/30/23	$14,445	$25,852	$14,555
10/31/23	$13,611	$25,308	$13,727
11/30/23	$15,061	$27,619	$15,190
12/31/23	$16,484	$28,874	$16,639
1/31/24	$15,755	$29,359	$15,912
2/29/24	$15,576	$30,927	$15,732
3/31/24	$16,639	$31,922	$16,806
4/30/24	$16,369	$30,619	$16,541
5/31/24	$17,793	$32,138	$17,979
6/30/24	$16,417	$33,292	$16,592

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XME	17.83%	17.36%	5.09%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Metals & Mining Select Industry Index	18.22%	17.77%	5.19%

AssetsNet	$ 1,994,814,118	$ 1,994,814,118	$ 1,994,814,118	$ 1,994,814,118	$ 1,994,814,118	$ 1,994,814,118	$ 1,994,814,118	$ 1,994,814,118	$ 1,994,814,118
Holdings Count | Holding	38	38	38	38	38	38	38	38	38
Advisory Fees Paid, Amount		$ 6,476,584
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,994,814,118
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$6,476,584

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Steel	55.2%
Gold	12.9%
Coal & Consumable Fuels	11.3%
Aluminum	7.4%
Copper	4.6%
Silver	4.3%
Diversified Metals & Mining	4.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Carpenter Technology Corp.	5.0%
Steel Dynamics, Inc.	4.9%
Alcoa Corp.	4.8%
ATI, Inc.	4.8%
U.S. Steel Corp.	4.8%
Cleveland-Cliffs, Inc.	4.8%
Reliance, Inc.	4.8%
Royal Gold, Inc.	4.7%
Newmont Corp.	4.7%
Nucor Corp.	4.7%

Material Fund Change [Text Block]
C000033550
Shareholder Report [Line Items]
Fund Name		SPDR S&P Oil & Gas Equipment & Services ETF
Trading Symbol		XES
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Oil & Gas Equipment & Services ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Oil & Gas Equipment & Services ETF	$38	0.35%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Most of the Fund’s underperformance in the first half of the fiscal year occurred in the 3rd quarter of 2023, as Energy sector posted robust gains, up 19.6%, with the West Texas Intermediate (WTI) crude oil index rising by 31.7%, its best quarterly gain since Q1 2022 (Ukraine invasion). Crude oil prices were supported by OPEC+ production cuts that squeezed global crude supply. Although things took a turn in the 4th quarter of 2023, driven primarily by lower energy prices. The Fund still closed the first 6 months under review with positive returns.

Similarly, in the second half of the period under review, the Fund continued to post positive returns mostly benefited by the strong performance in energy sector, with the West Texas Intermediate (WTI) crude oil index registering over 17% for the 1st quarter of 2024.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XES	S&P 500 Index	S&P Oil & Gas Equipment & Services Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,101	$9,838	$9,104
8/31/14	$9,280	$10,245	$9,288
9/30/14	$8,169	$10,065	$8,169
10/31/14	$7,233	$10,311	$7,236
11/30/14	$6,065	$10,581	$6,066
12/31/14	$5,771	$10,557	$5,768
1/31/15	$5,102	$10,267	$5,095
2/28/15	$5,452	$10,860	$5,446
3/31/15	$5,165	$10,725	$5,157
4/30/15	$6,172	$10,801	$6,163
5/31/15	$5,711	$10,942	$5,704
6/30/15	$5,377	$10,737	$5,367
7/31/15	$4,477	$10,944	$4,468
8/31/15	$4,483	$10,285	$4,475
9/30/15	$3,689	$10,003	$3,679
10/31/15	$4,142	$10,813	$4,131
11/30/15	$4,287	$10,849	$4,277
12/31/15	$3,662	$10,653	$3,653
1/31/16	$3,228	$10,080	$3,220
2/29/16	$3,132	$10,077	$3,124
3/31/16	$3,621	$10,780	$3,615
4/30/16	$4,088	$10,838	$4,081
5/31/16	$3,799	$11,027	$3,790
6/30/16	$3,930	$11,053	$3,927
7/31/16	$3,714	$11,474	$3,709
8/31/16	$3,680	$11,489	$3,676
9/30/16	$3,997	$11,498	$3,997
10/31/16	$3,711	$11,274	$3,708
11/30/16	$4,455	$11,718	$4,455
12/31/16	$4,699	$11,938	$4,701
1/31/17	$4,727	$12,178	$4,730
2/28/17	$4,508	$12,650	$4,511
3/31/17	$4,230	$12,657	$4,237
4/30/17	$3,735	$12,791	$3,741
5/31/17	$3,384	$12,955	$3,391
6/30/17	$3,266	$13,046	$3,273
7/31/17	$3,234	$13,304	$3,241
8/31/17	$2,846	$13,345	$2,849
9/30/17	$3,540	$13,630	$3,547
10/31/17	$3,294	$13,942	$3,300
11/30/17	$3,384	$14,374	$3,390
12/31/17	$3,670	$14,532	$3,675
1/31/18	$3,749	$15,317	$3,757
2/28/18	$3,139	$14,764	$3,146
3/31/18	$3,123	$14,426	$3,132
4/30/18	$3,656	$14,499	$3,666
5/31/18	$3,708	$14,869	$3,717
6/30/18	$3,645	$14,945	$3,654
7/31/18	$3,665	$15,461	$3,675
8/31/18	$3,487	$15,995	$3,499
9/30/18	$3,594	$16,067	$3,606
10/31/18	$2,920	$14,939	$2,930
11/30/18	$2,551	$15,237	$2,559
12/31/18	$1,940	$13,845	$1,947
1/31/19	$2,361	$15,032	$2,368
2/28/19	$2,449	$15,555	$2,461
3/31/19	$2,492	$15,829	$2,503
4/30/19	$2,412	$16,483	$2,421
5/31/19	$1,863	$15,441	$1,873
6/30/19	$2,085	$16,537	$2,096
7/31/19	$2,000	$16,789	$2,011
8/31/19	$1,556	$16,480	$1,565
9/30/19	$1,574	$16,767	$1,584
10/31/19	$1,455	$17,132	$1,462
11/30/19	$1,487	$17,785	$1,495
12/31/19	$1,769	$18,296	$1,779
1/31/20	$1,426	$18,315	$1,434
2/29/20	$1,175	$16,807	$1,180
3/31/20	$502	$14,731	$505
4/30/20	$646	$16,620	$650
5/31/20	$718	$17,411	$720
6/30/20	$736	$17,758	$740
7/31/20	$758	$18,759	$762
8/31/20	$766	$20,107	$770
9/30/20	$622	$19,343	$626
10/31/20	$610	$18,829	$613
11/30/20	$869	$20,890	$875
12/31/20	$1,000	$21,693	$1,007
1/31/21	$1,077	$21,474	$1,085
2/28/21	$1,286	$22,066	$1,296
3/31/21	$1,205	$23,033	$1,212
4/30/21	$1,141	$24,262	$1,150
5/31/21	$1,325	$24,431	$1,335
6/30/21	$1,401	$25,002	$1,411
7/31/21	$1,198	$25,596	$1,207
8/31/21	$1,165	$26,374	$1,174
9/30/21	$1,232	$25,147	$1,242
10/31/21	$1,295	$26,909	$1,305
11/30/21	$1,091	$26,723	$1,099
12/31/21	$1,121	$27,920	$1,130
1/31/22	$1,318	$26,475	$1,329
2/28/22	$1,458	$25,683	$1,471
3/31/22	$1,704	$26,636	$1,720
4/30/22	$1,594	$24,314	$1,610
5/31/22	$1,743	$24,358	$1,762
6/30/22	$1,358	$22,348	$1,371
7/31/22	$1,453	$24,408	$1,469
8/31/22	$1,429	$23,413	$1,444
9/30/22	$1,255	$21,256	$1,268
10/31/22	$1,786	$22,977	$1,805
11/30/22	$1,791	$24,261	$1,812
12/31/22	$1,816	$22,864	$1,837
1/31/23	$1,996	$24,300	$2,020
2/28/23	$1,944	$23,707	$1,968
3/31/23	$1,716	$24,578	$1,737
4/30/23	$1,682	$24,961	$1,703
5/31/23	$1,530	$25,070	$1,549
6/30/23	$1,785	$26,726	$1,809
7/31/23	$2,157	$27,585	$2,186
8/31/23	$2,124	$27,146	$2,154
9/30/23	$2,191	$25,852	$2,222
10/31/23	$2,001	$25,308	$2,030
11/30/23	$1,912	$27,619	$1,940
12/31/23	$1,938	$28,874	$1,967
1/31/24	$1,871	$29,359	$1,899
2/29/24	$1,880	$30,927	$1,911
3/31/24	$2,140	$31,922	$2,176
4/30/24	$2,035	$30,619	$2,068
5/31/24	$2,156	$32,138	$2,191
6/30/24	$2,096	$33,292	$2,133

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XES	17.44%	0.11%	(14.46%)
S&P 500 Index	24.56%	15.05%	12.86%
S&P Oil & Gas Equipment & Services Select Industry Index	17.89%	0.35%	(14.32%)

AssetsNet	$ 246,942,374	$ 246,942,374	$ 246,942,374	$ 246,942,374	$ 246,942,374	$ 246,942,374	$ 246,942,374	$ 246,942,374	$ 246,942,374
Holdings Count | Holding	34	34	34	34	34	34	34	34	34
Advisory Fees Paid, Amount		$ 1,194,117
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$246,942,374
# of Portfolio Holdings	34
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,194,117

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Oil & Gas Equipment & Services	72.6%
Oil & Gas Drilling	27.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Baker Hughes Co.	4.9%
Helmerich & Payne, Inc.	4.8%
ChampionX Corp.	4.8%
Weatherford International PLC	4.7%
Schlumberger NV	4.7%
NOV, Inc.	4.7%
TechnipFMC PLC	4.7%
Patterson-UTI Energy, Inc.	4.6%
Noble Corp. PLC	4.5%
Archrock, Inc.	4.5%

Material Fund Change [Text Block]
C000033537
Shareholder Report [Line Items]
Fund Name		SPDR S&P Pharmaceuticals ETF
Trading Symbol		XPH
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Pharmaceuticals ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Pharmaceuticals ETF	$35	0.35%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Pharmaceutical Industry had a repeat outcome of last fiscal year’s disappointing results. For the second straight reporting period, the Industry lost value (-1.52%) while the broader S&P 500 gained significantly (+24.56%). The stabilization of COVID-19 continues to decrease vaccine demands and persistent patent expirations have caused the market to flood with generic versions of once exclusive drugs. This supply and demand conundrum has added another layer to healthcare spending reforms. The largest headwind to the Industry actually started to take shape back in 2022. The Inflation Reduction Act (IRA), which was signed into law in August 2022, requires drug manufacturers to pay a rebate to the government if prices on certain products increase faster than the inflation rate. Even though inflation itself was relatively high during the period, median drug prices were even higher. When the period began in July 2023, there were 112 drugs that had price increases (at a median clip of 3.9%) that were higher than the inflation rate of 3.4%. The options for these companies are to pay the penalty or decrease their pricing. Neither option is favorable to the Industry or the eyes of its investors.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XPH	S&P 500 Index	S&P Pharmaceuticals Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,171	$9,838	$9,172
8/31/14	$10,010	$10,245	$10,014
9/30/14	$10,241	$10,065	$10,238
10/31/14	$10,766	$10,311	$10,774
11/30/14	$11,121	$10,581	$11,120
12/31/14	$10,960	$10,557	$10,962
1/31/15	$11,301	$10,267	$11,301
2/28/15	$12,547	$10,860	$12,549
3/31/15	$12,551	$10,725	$12,554
4/30/15	$11,927	$10,801	$11,936
5/31/15	$12,633	$10,942	$12,640
6/30/15	$12,694	$10,737	$12,702
7/31/15	$13,329	$10,944	$13,339
8/31/15	$11,790	$10,285	$11,811
9/30/15	$9,568	$10,003	$9,578
10/31/15	$9,957	$10,813	$9,953
11/30/15	$11,001	$10,849	$11,012
12/31/15	$11,120	$10,653	$11,160
1/31/16	$9,358	$10,080	$9,389
2/29/16	$8,839	$10,077	$8,877
3/31/16	$8,745	$10,780	$8,775
4/30/16	$9,190	$10,838	$9,223
5/31/16	$9,464	$11,027	$9,496
6/30/16	$9,110	$11,053	$9,143
7/31/16	$10,007	$11,474	$10,047
8/31/16	$9,770	$11,489	$9,809
9/30/16	$9,630	$11,498	$9,673
10/31/16	$8,667	$11,274	$8,701
11/30/16	$8,566	$11,718	$8,598
12/31/16	$8,542	$11,938	$8,572
1/31/17	$8,472	$12,178	$8,503
2/28/17	$9,147	$12,650	$9,185
3/31/17	$9,151	$12,657	$9,192
4/30/17	$9,418	$12,791	$9,459
5/31/17	$9,119	$12,955	$9,162
6/30/17	$9,426	$13,046	$9,471
7/31/17	$9,461	$13,304	$9,502
8/31/17	$9,397	$13,345	$9,443
9/30/17	$9,339	$13,630	$9,382
10/31/17	$8,907	$13,942	$8,951
11/30/17	$9,442	$14,374	$9,490
12/31/17	$9,567	$14,532	$9,617
1/31/18	$9,815	$15,317	$9,869
2/28/18	$9,150	$14,764	$9,200
3/31/18	$9,213	$14,426	$9,271
4/30/18	$8,856	$14,499	$8,907
5/31/18	$9,271	$14,869	$9,325
6/30/18	$9,472	$14,945	$9,534
7/31/18	$10,235	$15,461	$10,308
8/31/18	$11,005	$15,995	$11,072
9/30/18	$10,719	$16,067	$10,784
10/31/18	$9,544	$14,939	$9,609
11/30/18	$9,623	$15,237	$9,693
12/31/18	$8,105	$13,845	$8,170
1/31/19	$8,881	$15,032	$8,945
2/28/19	$9,492	$15,555	$9,566
3/31/19	$9,220	$15,829	$9,292
4/30/19	$8,821	$16,483	$8,889
5/31/19	$8,149	$15,441	$8,207
6/30/19	$8,826	$16,537	$8,893
7/31/19	$8,427	$16,789	$8,494
8/31/19	$7,866	$16,480	$7,931
9/30/19	$7,923	$16,767	$7,987
10/31/19	$8,612	$17,132	$8,678
11/30/19	$9,105	$17,785	$9,174
12/31/19	$10,190	$18,296	$10,281
1/31/20	$10,108	$18,315	$10,196
2/29/20	$9,192	$16,807	$9,254
3/31/20	$8,060	$14,731	$8,120
4/30/20	$9,374	$16,620	$9,447
5/31/20	$9,640	$17,411	$9,726
6/30/20	$9,635	$17,758	$9,717
7/31/20	$9,537	$18,759	$9,618
8/31/20	$9,901	$20,107	$9,989
9/30/20	$9,726	$19,343	$9,821
10/31/20	$9,885	$18,829	$9,975
11/30/20	$10,710	$20,890	$10,818
12/31/20	$11,662	$21,693	$11,781
1/31/21	$11,627	$21,474	$11,752
2/28/21	$11,956	$22,066	$12,084
3/31/21	$11,296	$23,033	$11,401
4/30/21	$11,052	$24,262	$11,172
5/31/21	$11,341	$24,431	$11,463
6/30/21	$11,633	$25,002	$11,769
7/31/21	$11,326	$25,596	$11,458
8/31/21	$10,901	$26,374	$11,037
9/30/21	$10,679	$25,147	$10,807
10/31/21	$10,799	$26,909	$10,930
11/30/21	$10,321	$26,723	$10,438
12/31/21	$10,433	$27,920	$10,556
1/31/22	$9,853	$26,475	$9,967
2/28/22	$9,802	$25,683	$9,912
3/31/22	$10,276	$26,636	$10,389
4/30/22	$9,384	$24,314	$9,480
5/31/22	$9,536	$24,358	$9,636
6/30/22	$9,582	$22,348	$9,675
7/31/22	$9,767	$24,408	$9,863
8/31/22	$9,468	$23,413	$9,553
9/30/22	$9,180	$21,256	$9,250
10/31/22	$9,675	$22,977	$9,740
11/30/22	$9,824	$24,261	$9,894
12/31/22	$9,416	$22,864	$9,478
1/31/23	$10,010	$24,300	$10,072
2/28/23	$9,475	$23,707	$9,539
3/31/23	$9,453	$24,578	$9,517
4/30/23	$9,692	$24,961	$9,751
5/31/23	$9,096	$25,070	$9,149
6/30/23	$9,484	$26,726	$9,545
7/31/23	$10,109	$27,585	$10,174
8/31/23	$10,107	$27,146	$10,174
9/30/23	$9,220	$25,852	$9,278
10/31/23	$8,311	$25,308	$8,362
11/30/23	$8,582	$27,619	$8,627
12/31/23	$9,688	$28,874	$9,740
1/31/24	$9,783	$29,359	$9,836
2/29/24	$10,349	$30,927	$10,409
3/31/24	$10,078	$31,922	$10,138
4/30/24	$9,307	$30,619	$9,357
5/31/24	$9,457	$32,138	$9,506
6/30/24	$9,345	$33,292	$9,399

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XPH	(1.46%)	1.15%	(0.67%)
S&P 500 Index	24.56%	15.05%	12.86%
S&P Pharmaceuticals Select Industry Index	(1.52%)	1.11%	(0.62%)

AssetsNet	$ 195,148,111	$ 195,148,111	$ 195,148,111	$ 195,148,111	$ 195,148,111	$ 195,148,111	$ 195,148,111	$ 195,148,111	$ 195,148,111
Holdings Count | Holding	45	45	45	45	45	45	45	45	45
Advisory Fees Paid, Amount		$ 722,805
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$195,148,111
# of Portfolio Holdings	45
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$722,805

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Pharmaceuticals	99.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Axsome Therapeutics, Inc.	4.3%
Viatris, Inc.	4.1%
Eli Lilly & Co.	4.0%
Zoetis, Inc.	4.0%
Pfizer, Inc.	4.0%
Organon & Co.	4.0%
Catalent, Inc.	4.0%
Intra-Cellular Therapies, Inc.	3.9%
Bristol-Myers Squibb Co.	3.9%
Johnson & Johnson	3.9%

Material Fund Change [Text Block]
C000033538
Shareholder Report [Line Items]
Fund Name		SPDR S&P Retail ETF
Trading Symbol		XRT
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Retail ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Retail ETF	$38	0.35%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by strong labor markets, strong consumer spending, data slowing inflation, a pause in interest rate hikes, and the concerns over a recession that weighted on the minds of many consumers and investors.

During the fiscal year ended June 30, 2024, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XRT	S&P 500 Index	S&P Retail Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,663	$9,838	$9,666
8/31/14	$10,240	$10,245	$10,251
9/30/14	$9,884	$10,065	$9,891
10/31/14	$10,212	$10,311	$10,223
11/30/14	$10,891	$10,581	$10,905
12/31/14	$11,108	$10,557	$11,127
1/31/15	$10,750	$10,267	$10,767
2/28/15	$11,418	$10,860	$11,437
3/31/15	$11,761	$10,725	$11,788
4/30/15	$11,237	$10,801	$11,267
5/31/15	$11,355	$10,942	$11,385
6/30/15	$11,484	$10,737	$11,517
7/31/15	$11,447	$10,944	$11,479
8/31/15	$10,888	$10,285	$10,926
9/30/15	$10,349	$10,003	$10,377
10/31/15	$10,701	$10,813	$10,739
11/30/15	$10,391	$10,849	$10,423
12/31/15	$10,133	$10,653	$10,168
1/31/16	$9,604	$10,080	$9,643
2/29/16	$10,138	$10,077	$10,178
3/31/16	$10,850	$10,780	$10,887
4/30/16	$10,394	$10,838	$10,436
5/31/16	$9,941	$11,027	$9,976
6/30/16	$9,896	$11,053	$9,926
7/31/16	$10,630	$11,474	$10,668
8/31/16	$10,481	$11,489	$10,520
9/30/16	$10,306	$11,498	$10,341
10/31/16	$9,989	$11,274	$10,020
11/30/16	$10,803	$11,718	$10,844
12/31/16	$10,471	$11,938	$10,507
1/31/17	$10,260	$12,178	$10,298
2/28/17	$10,200	$12,650	$10,245
3/31/17	$10,058	$12,657	$10,106
4/30/17	$10,231	$12,791	$10,273
5/31/17	$9,697	$12,955	$9,734
6/30/17	$9,736	$13,046	$9,769
7/31/17	$9,838	$13,304	$9,868
8/31/17	$9,374	$13,345	$9,403
9/30/17	$10,041	$13,630	$10,078
10/31/17	$9,491	$13,942	$9,527
11/30/17	$10,505	$14,374	$10,547
12/31/17	$10,898	$14,532	$10,944
1/31/18	$11,394	$15,317	$11,439
2/28/18	$10,919	$14,764	$10,965
3/31/18	$10,720	$14,426	$10,766
4/30/18	$10,933	$14,499	$10,979
5/31/18	$11,214	$14,869	$11,267
6/30/18	$11,781	$14,945	$11,850
7/31/18	$12,042	$15,461	$12,106
8/31/18	$12,632	$15,995	$12,701
9/30/18	$12,433	$16,067	$12,509
10/31/18	$11,485	$14,939	$11,552
11/30/18	$11,286	$15,237	$11,343
12/31/18	$10,024	$13,845	$10,082
1/31/19	$10,802	$15,032	$10,868
2/28/19	$11,215	$15,555	$11,285
3/31/19	$11,041	$15,829	$11,110
4/30/19	$11,209	$16,483	$11,283
5/31/19	$9,817	$15,441	$9,880
6/30/19	$10,451	$16,537	$10,522
7/31/19	$10,501	$16,789	$10,572
8/31/19	$9,794	$16,480	$9,859
9/30/19	$10,507	$16,767	$10,574
10/31/19	$10,667	$17,132	$10,735
11/30/19	$11,058	$17,785	$11,129
12/31/19	$11,443	$18,296	$11,490
1/31/20	$10,703	$18,315	$10,748
2/29/20	$10,027	$16,807	$10,055
3/31/20	$7,441	$14,731	$7,466
4/30/20	$9,168	$16,620	$9,202
5/31/20	$10,198	$17,411	$10,232
6/30/20	$10,740	$17,758	$10,769
7/31/20	$11,871	$18,759	$11,899
8/31/20	$12,982	$20,107	$13,027
9/30/20	$12,467	$19,343	$12,507
10/31/20	$12,533	$18,829	$12,557
11/30/20	$15,107	$20,890	$15,149
12/31/20	$16,215	$21,693	$16,274
1/31/21	$22,193	$21,474	$22,208
2/28/21	$19,988	$22,066	$20,065
3/31/21	$22,509	$23,033	$22,578
4/30/21	$23,466	$24,262	$23,544
5/31/21	$23,617	$24,431	$23,702
6/30/21	$24,583	$25,002	$24,686
7/31/21	$24,115	$25,596	$24,217
8/31/21	$24,271	$26,374	$24,387
9/30/21	$22,902	$25,147	$23,012
10/31/21	$23,884	$26,909	$24,006
11/30/21	$23,784	$26,723	$23,925
12/31/21	$23,136	$27,920	$23,267
1/31/22	$20,928	$26,475	$21,048
2/28/22	$19,769	$25,683	$19,895
3/31/22	$19,356	$26,636	$19,481
4/30/22	$18,008	$24,314	$18,116
5/31/22	$16,952	$24,358	$17,067
6/30/22	$15,001	$22,348	$15,080
7/31/22	$16,385	$24,408	$16,476
8/31/22	$16,342	$23,413	$16,424
9/30/22	$14,638	$21,256	$14,706
10/31/22	$16,259	$22,977	$16,349
11/30/22	$17,449	$24,261	$17,546
12/31/22	$15,808	$22,864	$15,887
1/31/23	$18,354	$24,300	$18,458
2/28/23	$17,384	$23,707	$17,470
3/31/23	$16,642	$24,578	$16,711
4/30/23	$16,127	$24,961	$16,168
5/31/23	$14,924	$25,070	$14,962
6/30/23	$16,811	$26,726	$16,866
7/31/23	$17,875	$27,585	$17,930
8/31/23	$16,959	$27,146	$17,020
9/30/23	$16,093	$25,852	$16,150
10/31/23	$15,520	$25,308	$15,577
11/30/23	$17,088	$27,619	$17,155
12/31/23	$19,219	$28,874	$19,308
1/31/24	$18,225	$29,359	$18,313
2/29/24	$20,314	$30,927	$20,432
3/31/24	$21,024	$31,922	$21,141
4/30/24	$19,123	$30,619	$19,220
5/31/24	$20,619	$32,138	$20,732
6/30/24	$20,075	$33,292	$20,196

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XRT	19.39%	13.94%	7.22%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Retail Select Industry Index	19.76%	13.93%	7.28%

AssetsNet	$ 356,458,087	$ 356,458,087	$ 356,458,087	$ 356,458,087	$ 356,458,087	$ 356,458,087	$ 356,458,087	$ 356,458,087	$ 356,458,087
Holdings Count | Holding	80	80	80	80	80	80	80	80	80
Advisory Fees Paid, Amount		$ 1,537,607
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$356,458,087
# of Portfolio Holdings	80
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$1,537,607

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Automotive Retail	21.6%
Other Specialty Retail	21.3%
Apparel Retail	21.0%
Broadline Retail	12.9%
Consumer Staples Merchandise Retail	9.6%
Food Retail	8.6%
Computer & Electronics Retail	3.8%
Drug Retail	1.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Carvana Co.	1.7%
Chewy, Inc., A	1.7%
Ollie's Bargain Outlet Holdings, Inc.	1.5%
Sprouts Farmers Market, Inc.	1.5%
Grocery Outlet Holding Corp.	1.4%
Kohl's Corp.	1.4%
Dillard's, Inc., A	1.4%
Amazon.com, Inc.	1.4%
Burlington Stores, Inc.	1.4%
Dollar General Corp.	1.4%

Material Fund Change [Text Block]
C000027708
Shareholder Report [Line Items]
Fund Name		SPDR S&P Semiconductor ETF
Trading Symbol		XSD
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Semiconductor ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Semiconductor ETF	$37	0.35%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. 2023 was a memorable year for A.I., which also benefited the semiconductor industry. Semiconductors have stood at the forefront of modern technology, driving the functionality of electronic devices across various industries. These tiny components played a vital role in powering everything from smartphones to cloud computing servers to Artificial Intelligence (A.I.). U.S. equities rallied for a second straight quarter in Q1 2024. The A.I. theme was a key tailwinds in Q1 2024. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. Semiconductor stocks have continued to be standout performers in 2024, with investor appetite for A.I. stocks remaining elevated as A.I. chip leader NVIDIA continues its streak of high growth.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XSD	S&P 500 Index	S&P Semiconductor Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,281	$9,838	$9,277
8/31/14	$10,264	$10,245	$10,262
9/30/14	$9,788	$10,065	$9,788
10/31/14	$9,609	$10,311	$9,611
11/30/14	$10,094	$10,581	$10,097
12/31/14	$10,638	$10,557	$10,655
1/31/15	$10,603	$10,267	$10,602
2/28/15	$11,740	$10,860	$11,746
3/31/15	$11,702	$10,725	$11,715
4/30/15	$11,317	$10,801	$11,331
5/31/15	$12,300	$10,942	$12,318
6/30/15	$11,526	$10,737	$11,545
7/31/15	$10,638	$10,944	$10,657
8/31/15	$10,263	$10,285	$10,287
9/30/15	$10,116	$10,003	$10,140
10/31/15	$11,390	$10,813	$11,421
11/30/15	$12,105	$10,849	$12,141
12/31/15	$11,736	$10,653	$11,776
1/31/16	$11,119	$10,080	$11,149
2/29/16	$11,172	$10,077	$11,212
3/31/16	$11,973	$10,780	$12,018
4/30/16	$11,392	$10,838	$11,439
5/31/16	$12,218	$11,027	$12,268
6/30/16	$11,989	$11,053	$12,043
7/31/16	$13,442	$11,474	$13,514
8/31/16	$13,868	$11,489	$13,944
9/30/16	$14,358	$11,498	$14,439
10/31/16	$13,756	$11,274	$13,834
11/30/16	$14,828	$11,718	$14,922
12/31/16	$15,174	$11,938	$15,275
1/31/17	$15,753	$12,178	$15,863
2/28/17	$16,162	$12,650	$16,285
3/31/17	$16,343	$12,657	$16,470
4/30/17	$16,083	$12,791	$16,205
5/31/17	$17,479	$12,955	$17,618
6/30/17	$16,737	$13,046	$16,880
7/31/17	$17,640	$13,304	$17,793
8/31/17	$17,333	$13,345	$17,485
9/30/17	$17,824	$13,630	$17,978
10/31/17	$19,250	$13,942	$19,426
11/30/17	$19,340	$14,374	$19,523
12/31/17	$19,004	$14,532	$19,185
1/31/18	$19,988	$15,317	$20,188
2/28/18	$19,394	$14,764	$19,581
3/31/18	$19,095	$14,426	$19,277
4/30/18	$18,292	$14,499	$18,464
5/31/18	$20,386	$14,869	$20,572
6/30/18	$19,756	$14,945	$19,939
7/31/18	$20,357	$15,461	$20,531
8/31/18	$21,551	$15,995	$21,734
9/30/18	$20,814	$16,067	$20,985
10/31/18	$18,453	$14,939	$18,607
11/30/18	$19,399	$15,237	$19,557
12/31/18	$17,798	$13,845	$17,953
1/31/19	$19,716	$15,032	$19,886
2/28/19	$21,661	$15,555	$21,849
3/31/19	$21,623	$15,829	$21,819
4/30/19	$23,850	$16,483	$24,085
5/31/19	$20,273	$15,441	$20,470
6/30/19	$23,302	$16,537	$23,525
7/31/19	$25,283	$16,789	$25,543
8/31/19	$24,286	$16,480	$24,558
9/30/19	$24,828	$16,767	$25,104
10/31/19	$25,937	$17,132	$26,223
11/30/19	$27,023	$17,785	$27,327
12/31/19	$29,312	$18,296	$29,664
1/31/20	$28,247	$18,315	$28,594
2/29/20	$26,441	$16,807	$26,739
3/31/20	$23,267	$14,731	$23,555
4/30/20	$27,600	$16,620	$27,967
5/31/20	$29,707	$17,411	$30,134
6/30/20	$31,068	$17,758	$31,499
7/31/20	$33,812	$18,759	$34,278
8/31/20	$35,133	$20,107	$35,646
9/30/20	$34,886	$19,343	$35,401
10/31/20	$36,815	$18,829	$37,339
11/30/20	$43,721	$20,890	$44,354
12/31/20	$47,432	$21,693	$48,161
1/31/21	$49,863	$21,474	$50,699
2/28/21	$51,738	$22,066	$52,625
3/31/21	$50,792	$23,033	$51,622
4/30/21	$49,137	$24,262	$49,982
5/31/21	$49,670	$24,431	$50,524
6/30/21	$53,449	$25,002	$54,405
7/31/21	$53,085	$25,596	$54,045
8/31/21	$56,287	$26,374	$57,337
9/30/21	$55,018	$25,147	$56,020
10/31/21	$61,520	$26,909	$62,670
11/30/21	$66,199	$26,723	$67,437
12/31/21	$67,602	$27,920	$68,903
1/31/22	$56,901	$26,475	$58,023
2/28/22	$57,452	$25,683	$58,593
3/31/22	$57,674	$26,636	$58,870
4/30/22	$47,869	$24,314	$48,808
5/31/22	$50,834	$24,358	$51,858
6/30/22	$42,308	$22,348	$43,126
7/31/22	$50,841	$24,408	$51,849
8/31/22	$47,646	$23,413	$48,620
9/30/22	$42,436	$21,256	$43,291
10/31/22	$43,777	$22,977	$44,689
11/30/22	$51,887	$24,261	$52,975
12/31/22	$46,737	$22,864	$47,738
1/31/23	$54,804	$24,300	$55,983
2/28/23	$55,386	$23,707	$56,582
3/31/23	$58,319	$24,578	$59,611
4/30/23	$49,867	$24,961	$50,974
5/31/23	$56,965	$25,070	$58,272
6/30/23	$61,913	$26,726	$63,352
7/31/23	$64,109	$27,585	$65,583
8/31/23	$59,656	$27,146	$61,079
9/30/23	$54,877	$25,852	$56,184
10/31/23	$47,539	$25,308	$48,668
11/30/23	$55,842	$27,619	$57,201
12/31/23	$63,034	$28,874	$64,605
1/31/24	$59,031	$29,359	$60,522
2/29/24	$62,651	$30,927	$64,306
3/31/24	$65,123	$31,922	$66,846
4/30/24	$62,936	$30,619	$64,597
5/31/24	$69,007	$32,138	$70,796
6/30/24	$69,396	$33,292	$71,285

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XSD	12.11%	24.41%	21.38%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Semiconductor Select Industry Index	12.52%	24.83%	21.70%

AssetsNet	$ 1,534,252,726	$ 1,534,252,726	$ 1,534,252,726	$ 1,534,252,726	$ 1,534,252,726	$ 1,534,252,726	$ 1,534,252,726	$ 1,534,252,726	$ 1,534,252,726
Holdings Count | Holding	41	41	41	41	41	41	41	41	41
Advisory Fees Paid, Amount		$ 5,081,154
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,534,252,726
# of Portfolio Holdings	41
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$5,081,154

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Semiconductors	99.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Credo Technology Group Holding Ltd.	3.5%
MACOM Technology Solutions Holdings, Inc.	3.3%
Impinj, Inc.	3.3%
Universal Display Corp.	3.3%
Cirrus Logic, Inc.	3.3%
Qorvo, Inc.	3.2%
Rambus, Inc.	3.2%
Skyworks Solutions, Inc.	3.2%
Monolithic Power Systems, Inc.	3.2%
Intel Corp.	3.2%

Material Fund Change [Text Block]
C000033545
Shareholder Report [Line Items]
Fund Name		SPDR S&P Software & Services ETF
Trading Symbol		XSW
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Software & Services ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Software & Services ETF	$37	0.35%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Most of the Fund’s outperformance in the fiscal year occurred in the 4th quarter of 2023, A.I. theme was one of the key tailwinds helped to drive the momentum, some companies benefited significantly from A.I. advancements and expectation on revenue growth. In the second half of the period under review, the Fund continue to post positive returns as market continued to pare back rate cut expectations by the U.S. Federal Reserve (the “Fed”), as macroeconomic data continued to highlight an exceptionally strong U.S. economy. U.S. equities rallied for a second straight quarter in 1st quarter of 2024.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XSW	S&P 500 Index	S&P Software & Services Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,673	$9,838	$9,670
8/31/14	$10,034	$10,245	$10,035
9/30/14	$9,727	$10,065	$9,719
10/31/14	$10,296	$10,311	$10,299
11/30/14	$10,556	$10,581	$10,560
12/31/14	$10,651	$10,557	$10,662
1/31/15	$10,266	$10,267	$10,277
2/28/15	$11,239	$10,860	$11,251
3/31/15	$11,234	$10,725	$11,250
4/30/15	$11,322	$10,801	$11,340
5/31/15	$11,574	$10,942	$11,593
6/30/15	$11,602	$10,737	$11,624
7/31/15	$11,632	$10,944	$11,653
8/31/15	$10,906	$10,285	$10,934
9/30/15	$10,638	$10,003	$10,674
10/31/15	$11,416	$10,813	$11,445
11/30/15	$11,883	$10,849	$11,916
12/31/15	$11,439	$10,653	$11,475
1/31/16	$10,251	$10,080	$10,281
2/29/16	$10,194	$10,077	$10,232
3/31/16	$10,891	$10,780	$10,931
4/30/16	$11,099	$10,838	$11,144
5/31/16	$11,621	$11,027	$11,669
6/30/16	$11,544	$11,053	$11,596
7/31/16	$12,283	$11,474	$12,344
8/31/16	$12,489	$11,489	$12,552
9/30/16	$12,702	$11,498	$12,766
10/31/16	$12,292	$11,274	$12,354
11/30/16	$12,661	$11,718	$12,713
12/31/16	$12,522	$11,938	$12,575
1/31/17	$12,920	$12,178	$12,982
2/28/17	$13,354	$12,650	$13,428
3/31/17	$13,523	$12,657	$13,591
4/30/17	$13,699	$12,791	$13,776
5/31/17	$14,364	$12,955	$14,446
6/30/17	$14,388	$13,046	$14,484
7/31/17	$14,720	$13,304	$14,819
8/31/17	$14,896	$13,345	$15,008
9/30/17	$15,135	$13,630	$15,253
10/31/17	$15,793	$13,942	$15,918
11/30/17	$16,040	$14,374	$16,174
12/31/17	$15,976	$14,532	$16,105
1/31/18	$17,195	$15,317	$17,335
2/28/18	$17,382	$14,764	$17,517
3/31/18	$17,413	$14,426	$17,566
4/30/18	$17,869	$14,499	$18,012
5/31/18	$18,646	$14,869	$18,803
6/30/18	$18,712	$14,945	$18,869
7/31/18	$18,958	$15,461	$19,166
8/31/18	$21,045	$15,995	$21,249
9/30/18	$20,985	$16,067	$21,204
10/31/18	$18,588	$14,939	$18,789
11/30/18	$18,754	$15,237	$18,965
12/31/18	$17,306	$13,845	$17,570
1/31/19	$19,678	$15,032	$19,892
2/28/19	$21,423	$15,555	$21,649
3/31/19	$21,845	$15,829	$22,090
4/30/19	$22,827	$16,483	$23,092
5/31/19	$21,381	$15,441	$21,624
6/30/19	$22,272	$16,537	$22,556
7/31/19	$22,967	$16,789	$23,235
8/31/19	$22,278	$16,480	$22,571
9/30/19	$21,614	$16,767	$21,887
10/31/19	$22,177	$17,132	$22,449
11/30/19	$23,799	$17,785	$24,110
12/31/19	$23,563	$18,296	$23,883
1/31/20	$24,351	$18,315	$24,681
2/29/20	$22,940	$16,807	$23,259
3/31/20	$19,072	$14,731	$19,377
4/30/20	$22,005	$16,620	$22,346
5/31/20	$24,856	$17,411	$25,234
6/30/20	$25,921	$17,758	$26,335
7/31/20	$27,069	$18,759	$27,502
8/31/20	$28,917	$20,107	$29,384
9/30/20	$27,775	$19,343	$28,243
10/31/20	$27,471	$18,829	$27,905
11/30/20	$32,516	$20,890	$33,061
12/31/20	$35,842	$21,693	$36,466
1/31/21	$35,839	$21,474	$36,478
2/28/21	$37,364	$22,066	$38,052
3/31/21	$36,642	$23,033	$37,277
4/30/21	$37,982	$24,262	$38,682
5/31/21	$37,423	$24,431	$38,126
6/30/21	$39,912	$25,002	$40,665
7/31/21	$39,917	$25,596	$40,683
8/31/21	$41,526	$26,374	$42,331
9/30/21	$39,968	$25,147	$40,764
10/31/21	$42,219	$26,909	$43,063
11/30/21	$38,624	$26,723	$39,392
12/31/21	$38,572	$27,920	$39,363
1/31/22	$34,717	$26,475	$35,463
2/28/22	$33,654	$25,683	$34,367
3/31/22	$34,319	$26,636	$35,014
4/30/22	$30,436	$24,314	$31,065
5/31/22	$28,427	$24,358	$29,029
6/30/22	$25,878	$22,348	$26,423
7/31/22	$28,104	$24,408	$28,713
8/31/22	$27,364	$23,413	$27,954
9/30/22	$24,945	$21,256	$25,469
10/31/22	$26,763	$22,977	$27,343
11/30/22	$26,246	$24,261	$26,838
12/31/22	$25,343	$22,864	$25,900
1/31/23	$28,421	$24,300	$29,057
2/28/23	$28,008	$23,707	$28,631
3/31/23	$28,728	$24,578	$29,384
4/30/23	$27,168	$24,961	$27,778
5/31/23	$29,807	$25,070	$30,486
6/30/23	$31,110	$26,726	$31,824
7/31/23	$33,264	$27,585	$34,016
8/31/23	$31,463	$27,146	$32,192
9/30/23	$29,636	$25,852	$30,329
10/31/23	$27,959	$25,308	$28,615
11/30/23	$31,872	$27,619	$32,566
12/31/23	$35,222	$28,874	$35,986
1/31/24	$34,497	$29,359	$35,269
2/29/24	$36,142	$30,927	$36,981
3/31/24	$36,377	$31,922	$37,245
4/30/24	$33,870	$30,619	$34,640
5/31/24	$33,994	$32,138	$34,769
6/30/24	$35,324	$33,292	$36,144

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XSW	13.53%	9.65%	13.45%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Software & Services Select Industry Index	13.57%	9.90%	13.71%

AssetsNet	$ 361,083,564	$ 361,083,564	$ 361,083,564	$ 361,083,564	$ 361,083,564	$ 361,083,564	$ 361,083,564	$ 361,083,564	$ 361,083,564
Holdings Count | Holding	139	139	139	139	139	139	139	139	139
Advisory Fees Paid, Amount		$ 1,191,270
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$361,083,564
# of Portfolio Holdings	139
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$1,191,270

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Application Software	69.5%
Systems Software	20.0%
IT Consulting & Other Services	6.8%
Interactive Home Entertainment	2.9%
Human Resource & Employment Services	0.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Samsara, Inc., A	0.9%
Rapid7, Inc.	0.8%
AvePoint, Inc.	0.8%
Agilysys, Inc.	0.8%
SentinelOne, Inc., A	0.8%
Terawulf, Inc.	0.8%
Asana, Inc., A	0.8%
Matterport, Inc.	0.8%
Varonis Systems, Inc.	0.8%
Gitlab, Inc., A	0.8%

Material Fund Change [Text Block]
C000033539
Shareholder Report [Line Items]
Fund Name		SPDR S&P Telecom ETF
Trading Symbol		XTL
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Telecom ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Telecom ETF	$35	0.35%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

High capital expenditures for 5G infrastructure upgrades, volatile raw material prices, high inventory levels and geopolitical conflicts amid a challenging macroeconomic environment have decreased the industries profitability. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XTL	S&P 500 Index	S&P Telecom Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,794	$9,838	$9,788
8/31/14	$10,088	$10,245	$10,087
9/30/14	$9,726	$10,065	$9,712
10/31/14	$10,033	$10,311	$10,035
11/30/14	$10,181	$10,581	$10,181
12/31/14	$10,202	$10,557	$10,210
1/31/15	$9,802	$10,267	$9,810
2/28/15	$10,687	$10,860	$10,693
3/31/15	$10,358	$10,725	$10,361
4/30/15	$10,504	$10,801	$10,511
5/31/15	$10,617	$10,942	$10,639
6/30/15	$10,232	$10,737	$10,244
7/31/15	$10,307	$10,944	$10,327
8/31/15	$9,887	$10,285	$9,912
9/30/15	$9,454	$10,003	$9,470
10/31/15	$10,272	$10,813	$10,289
11/30/15	$10,313	$10,849	$10,338
12/31/15	$10,032	$10,653	$10,054
1/31/16	$9,115	$10,080	$9,129
2/29/16	$9,800	$10,077	$9,827
3/31/16	$10,281	$10,780	$10,305
4/30/16	$10,247	$10,838	$10,253
5/31/16	$10,463	$11,027	$10,477
6/30/16	$10,539	$11,053	$10,562
7/31/16	$11,205	$11,474	$11,232
8/31/16	$11,415	$11,489	$11,440
9/30/16	$11,897	$11,498	$11,924
10/31/16	$11,493	$11,274	$11,521
11/30/16	$12,254	$11,718	$12,285
12/31/16	$12,605	$11,938	$12,641
1/31/17	$12,898	$12,178	$12,950
2/28/17	$12,902	$12,650	$12,962
3/31/17	$12,919	$12,657	$12,986
4/30/17	$12,892	$12,791	$12,960
5/31/17	$12,887	$12,955	$12,937
6/30/17	$12,879	$13,046	$12,930
7/31/17	$13,163	$13,304	$13,187
8/31/17	$12,850	$13,345	$12,899
9/30/17	$12,803	$13,630	$12,833
10/31/17	$12,729	$13,942	$12,746
11/30/17	$12,988	$14,374	$12,989
12/31/17	$12,649	$14,532	$12,630
1/31/18	$12,982	$15,317	$12,941
2/28/18	$12,783	$14,764	$12,743
3/31/18	$12,855	$14,426	$12,817
4/30/18	$13,012	$14,499	$12,940
5/31/18	$13,141	$14,869	$13,027
6/30/18	$13,532	$14,945	$13,448
7/31/18	$13,356	$15,461	$13,249
8/31/18	$14,427	$15,995	$14,331
9/30/18	$14,337	$16,067	$14,261
10/31/18	$13,181	$14,939	$13,109
11/30/18	$13,303	$15,237	$13,235
12/31/18	$11,879	$13,845	$11,829
1/31/19	$12,905	$15,032	$12,853
2/28/19	$13,602	$15,555	$13,554
3/31/19	$13,354	$15,829	$13,309
4/30/19	$13,815	$16,483	$13,767
5/31/19	$12,321	$15,441	$12,276
6/30/19	$12,822	$16,537	$12,779
7/31/19	$13,473	$16,789	$13,427
8/31/19	$12,664	$16,480	$12,628
9/30/19	$12,737	$16,767	$12,701
10/31/19	$12,868	$17,132	$12,829
11/30/19	$13,116	$17,785	$13,090
12/31/19	$13,321	$18,296	$13,294
1/31/20	$13,043	$18,315	$13,020
2/29/20	$12,583	$16,807	$12,553
3/31/20	$11,335	$14,731	$11,321
4/30/20	$12,743	$16,620	$12,713
5/31/20	$13,256	$17,411	$13,258
6/30/20	$13,332	$17,758	$13,330
7/31/20	$14,490	$18,759	$14,479
8/31/20	$14,213	$20,107	$14,201
9/30/20	$12,944	$19,343	$12,925
10/31/20	$13,085	$18,829	$13,058
11/30/20	$15,115	$20,890	$15,097
12/31/20	$16,330	$21,693	$16,301
1/31/21	$17,674	$21,474	$17,653
2/28/21	$17,740	$22,066	$17,730
3/31/21	$18,073	$23,033	$18,056
4/30/21	$18,414	$24,262	$18,417
5/31/21	$19,234	$24,431	$19,240
6/30/21	$19,731	$25,002	$19,755
7/31/21	$19,307	$25,596	$19,335
8/31/21	$19,549	$26,374	$19,578
9/30/21	$18,533	$25,147	$18,557
10/31/21	$18,625	$26,909	$18,658
11/30/21	$18,556	$26,723	$18,595
12/31/21	$19,806	$27,920	$19,856
1/31/22	$17,799	$26,475	$17,848
2/28/22	$17,490	$25,683	$17,539
3/31/22	$18,086	$26,636	$18,149
4/30/22	$16,012	$24,314	$16,059
5/31/22	$16,395	$24,358	$16,452
6/30/22	$15,229	$22,348	$15,277
7/31/22	$17,056	$24,408	$17,123
8/31/22	$16,905	$23,413	$16,969
9/30/22	$15,082	$21,256	$15,130
10/31/22	$17,243	$22,977	$17,307
11/30/22	$17,170	$24,261	$17,247
12/31/22	$16,003	$22,864	$16,075
1/31/23	$17,032	$24,300	$17,111
2/28/23	$15,981	$23,707	$16,070
3/31/23	$15,933	$24,578	$16,025
4/30/23	$14,757	$24,961	$14,837
5/31/23	$14,351	$25,070	$14,431
6/30/23	$15,298	$26,726	$15,388
7/31/23	$14,483	$27,585	$14,567
8/31/23	$15,290	$27,146	$15,385
9/30/23	$14,031	$25,852	$14,116
10/31/23	$13,058	$25,308	$13,146
11/30/23	$13,908	$27,619	$13,999
12/31/23	$15,837	$28,874	$15,943
1/31/24	$15,186	$29,359	$15,291
2/29/24	$14,892	$30,927	$15,005
3/31/24	$14,726	$31,922	$14,847
4/30/24	$13,503	$30,619	$13,607
5/31/24	$15,218	$32,138	$15,356
6/30/24	$15,449	$33,292	$15,592

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XTL	1.04%	3.81%	4.45%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Telecom Select Industry Index	1.30%	4.06%	4.54%

AssetsNet	$ 60,268,423	$ 60,268,423	$ 60,268,423	$ 60,268,423	$ 60,268,423	$ 60,268,423	$ 60,268,423	$ 60,268,423	$ 60,268,423
Holdings Count | Holding	41	41	41	41	41	41	41	41	41
Advisory Fees Paid, Amount		$ 199,339
InvestmentCompanyPortfolioTurnover		50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$60,268,423
# of Portfolio Holdings	41
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$199,339

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Communications Equipment	55.6%
Alternative Carriers	20.5%
Integrated Telecommunication Services	14.7%
Wireless Telecommunication Services	9.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
AT&T, Inc.	4.7%
Lumentum Holdings, Inc.	4.7%
Arista Networks, Inc.	4.6%
Cogent Communications Holdings, Inc.	4.6%
Frontier Communications Parent, Inc.	4.6%
Verizon Communications, Inc.	4.6%
Cisco Systems, Inc.	4.5%
Motorola Solutions, Inc.	4.5%
Ciena Corp.	4.5%
Juniper Networks, Inc.	4.5%

Material Fund Change [Text Block]
C000033540
Shareholder Report [Line Items]
Fund Name		SPDR S&P Transportation ETF
Trading Symbol		XTN
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Transportation ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Transportation ETF	$34	0.35%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fees, expenses, cash drag and cumulative effect contributed to the difference between the Fund’s performance and that of the Index. The transportation industry faced a challenging fiscal year. Supply for the transportation industry is down as demand with industrial production remaining low thanks to high inflation. Additionally, the industry has had to contend with rising expenses and low rates causing the industry to feel the economic crunch.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XTN	S&P 500 Index	S&P Transportation Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,725	$9,838	$9,731
8/31/14	$10,041	$10,245	$10,054
9/30/14	$9,923	$10,065	$9,937
10/31/14	$10,474	$10,311	$10,488
11/30/14	$11,381	$10,581	$11,398
12/31/14	$11,598	$10,557	$11,620
1/31/15	$10,730	$10,267	$10,757
2/28/15	$11,521	$10,860	$11,556
3/31/15	$11,385	$10,725	$11,419
4/30/15	$10,882	$10,801	$10,928
5/31/15	$10,651	$10,942	$10,694
6/30/15	$10,389	$10,737	$10,427
7/31/15	$10,639	$10,944	$10,683
8/31/15	$9,868	$10,285	$9,912
9/30/15	$9,386	$10,003	$9,434
10/31/15	$10,019	$10,813	$10,074
11/30/15	$9,992	$10,849	$10,042
12/31/15	$9,248	$10,653	$9,297
1/31/16	$8,570	$10,080	$8,619
2/29/16	$9,127	$10,077	$9,175
3/31/16	$9,930	$10,780	$9,987
4/30/16	$9,803	$10,838	$9,857
5/31/16	$9,690	$11,027	$9,754
6/30/16	$9,458	$11,053	$9,518
7/31/16	$10,102	$11,474	$10,172
8/31/16	$10,113	$11,489	$10,183
9/30/16	$10,269	$11,498	$10,342
10/31/16	$10,299	$11,274	$10,378
11/30/16	$11,687	$11,718	$11,777
12/31/16	$11,744	$11,938	$11,839
1/31/17	$11,846	$12,178	$11,942
2/28/17	$12,107	$12,650	$12,215
3/31/17	$11,529	$12,657	$11,637
4/30/17	$11,739	$12,791	$11,852
5/31/17	$11,460	$12,955	$11,575
6/30/17	$12,091	$13,046	$12,216
7/31/17	$11,853	$13,304	$11,977
8/31/17	$12,395	$13,345	$12,531
9/30/17	$13,132	$13,630	$13,272
10/31/17	$13,132	$13,942	$13,284
11/30/17	$13,852	$14,374	$14,013
12/31/17	$14,286	$14,532	$14,454
1/31/18	$14,665	$15,317	$14,849
2/28/18	$13,752	$14,764	$13,927
3/31/18	$13,773	$14,426	$13,956
4/30/18	$13,594	$14,499	$13,778
5/31/18	$14,173	$14,869	$14,363
6/30/18	$13,875	$14,945	$14,072
7/31/18	$14,412	$15,461	$14,623
8/31/18	$14,909	$15,995	$15,118
9/30/18	$14,804	$16,067	$15,012
10/31/18	$13,061	$14,939	$13,262
11/30/18	$14,041	$15,237	$14,259
12/31/18	$11,837	$13,845	$12,034
1/31/19	$13,271	$15,032	$13,481
2/28/19	$13,674	$15,555	$13,901
3/31/19	$13,388	$15,829	$13,613
4/30/19	$13,990	$16,483	$14,227
5/31/19	$12,480	$15,441	$12,690
6/30/19	$13,634	$16,537	$13,871
7/31/19	$14,026	$16,789	$14,281
8/31/19	$13,139	$16,480	$13,385
9/30/19	$13,627	$16,767	$13,880
10/31/19	$13,929	$17,132	$14,190
11/30/19	$14,407	$17,785	$14,678
12/31/19	$14,413	$18,296	$14,688
1/31/20	$14,078	$18,315	$14,363
2/29/20	$12,367	$16,807	$12,583
3/31/20	$9,829	$14,731	$10,012
4/30/20	$10,802	$16,620	$11,008
5/31/20	$11,717	$17,411	$11,944
6/30/20	$11,888	$17,758	$12,129
7/31/20	$12,261	$18,759	$12,505
8/31/20	$13,591	$20,107	$13,862
9/30/20	$13,092	$19,343	$13,357
10/31/20	$13,216	$18,829	$13,483
11/30/20	$15,692	$20,890	$16,018
12/31/20	$16,115	$21,693	$16,460
1/31/21	$15,739	$21,474	$16,087
2/28/21	$18,365	$22,066	$18,786
3/31/21	$19,916	$23,033	$20,360
4/30/21	$20,238	$24,262	$20,717
5/31/21	$20,711	$24,431	$21,200
6/30/21	$19,347	$25,002	$19,814
7/31/21	$18,906	$25,596	$19,370
8/31/21	$19,578	$26,374	$20,061
9/30/21	$19,729	$25,147	$20,218
10/31/21	$20,709	$26,909	$21,229
11/30/21	$20,599	$26,723	$21,126
12/31/21	$21,561	$27,920	$22,126
1/31/22	$19,603	$26,475	$20,126
2/28/22	$20,060	$25,683	$20,598
3/31/22	$20,388	$26,636	$20,940
4/30/22	$18,667	$24,314	$19,175
5/31/22	$17,969	$24,358	$18,459
6/30/22	$15,565	$22,348	$15,990
7/31/22	$17,619	$24,408	$18,110
8/31/22	$16,700	$23,413	$17,168
9/30/22	$14,645	$21,256	$15,055
10/31/22	$16,223	$22,977	$16,717
11/30/22	$17,205	$24,261	$17,691
12/31/22	$15,490	$22,864	$15,928
1/31/23	$17,825	$24,300	$18,339
2/28/23	$17,705	$23,707	$18,216
3/31/23	$16,745	$24,578	$17,234
4/30/23	$16,852	$24,961	$17,346
5/31/23	$16,630	$25,070	$17,116
6/30/23	$19,382	$26,726	$19,960
7/31/23	$20,406	$27,585	$21,024
8/31/23	$18,617	$27,146	$19,185
9/30/23	$17,401	$25,852	$17,929
10/31/23	$15,676	$25,308	$16,156
11/30/23	$17,329	$27,619	$17,862
12/31/23	$19,418	$28,874	$20,023
1/31/24	$18,271	$29,359	$18,849
2/29/24	$19,253	$30,927	$19,882
3/31/24	$19,754	$31,922	$20,398
4/30/24	$17,606	$30,619	$18,176
5/31/24	$17,997	$32,138	$18,582
6/30/24	$18,279	$33,292	$18,863

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XTN	(5.78%)	6.02%	6.22%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Transportation Select Industry Index	(5.51%)	6.34%	6.55%

AssetsNet	$ 167,322,653	$ 167,322,653	$ 167,322,653	$ 167,322,653	$ 167,322,653	$ 167,322,653	$ 167,322,653	$ 167,322,653	$ 167,322,653
Holdings Count | Holding	46	46	46	46	46	46	46	46	46
Advisory Fees Paid, Amount		$ 696,412
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$167,322,653
# of Portfolio Holdings	46
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$696,412

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Cargo Ground Transportation	30.6%
Airlines	25.1%
Air Freight & Logistics	18.0%
Passenger Ground Transportation	9.3%
Railroads	9.1%
Marine	7.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
FedEx Corp.	3.2%
JetBlue Airways Corp.	2.9%
Matson, Inc.	2.9%
SkyWest, Inc.	2.8%
Knight-Swift Transportation Holdings, Inc.	2.8%
CH Robinson Worldwide, Inc.	2.8%
GXO Logistics, Inc.	2.8%
Saia, Inc.	2.7%
Joby Aviation, Inc.	2.7%
Ryder System, Inc.	2.7%

Material Fund Change [Text Block]
C000152674
Shareholder Report [Line Items]
Fund Name		SPDR MSCI USA StrategicFactors℠ ETF
Trading Symbol		QUS
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR MSCI USA StrategicFactors℠ ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA StrategicFactors℠ ETF	$17	0.15%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And markets continued to be dominated by the so-called "Magnificent Seven", consisting of Alphabet Inc., Amazon.com Inc., Apple Inc., Meta Platforms Inc., Microsoft Corp., NVIDIA Corp. and Tesla Inc.. Compared to the S&P 500, which returned 24.56% during the reporting period, the Fund slightly underperformed. The Fund's strategy is to target stocks which exhibit quality factor characteristics, while at the same time tilting towards value and low volatility stocks. These tilts generally caused the Fund to underweight the A.I.-related tech and semiconductor stocks, as well as the Magnificent Seven. But as an offset to this underweighting, the Fund's targeting of high quality securities tended to push the weights of those stocks back up. However, the impact was not significant enough to undo the underweighting, resulting in net underperformance.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	QUS	S&P 500 Index	MSCI USA Factor Mix A-Series Capped Index
4/15/15	$10,000	$10,000	$10,000
4/30/15	$9,895	$9,904	$9,893
5/31/15	$10,022	$10,034	$10,010
6/30/15	$9,809	$9,845	$9,804
7/31/15	$10,057	$10,035	$10,055
8/31/15	$9,533	$9,431	$9,522
9/30/15	$9,400	$9,173	$9,392
10/31/15	$10,133	$9,915	$10,115
11/30/15	$10,152	$9,948	$10,131
12/31/15	$10,038	$9,769	$10,023
1/31/16	$9,622	$9,243	$9,633
2/29/16	$9,661	$9,241	$9,666
3/31/16	$10,285	$9,885	$10,296
4/30/16	$10,270	$9,938	$10,283
5/31/16	$10,413	$10,112	$10,429
6/30/16	$10,532	$10,135	$10,546
7/31/16	$10,873	$10,521	$10,891
8/31/16	$10,866	$10,535	$10,862
9/30/16	$10,854	$10,543	$10,855
10/31/16	$10,637	$10,338	$10,637
11/30/16	$10,976	$10,745	$10,982
12/31/16	$11,212	$10,947	$11,212
1/31/17	$11,355	$11,167	$11,369
2/28/17	$11,852	$11,599	$11,869
3/31/17	$11,853	$11,606	$11,876
4/30/17	$12,001	$11,729	$12,018
5/31/17	$12,170	$11,880	$12,197
6/30/17	$12,178	$11,963	$12,206
7/31/17	$12,411	$12,200	$12,426
8/31/17	$12,456	$12,237	$12,482
9/30/17	$12,689	$12,498	$12,717
10/31/17	$13,013	$12,784	$13,054
11/30/17	$13,458	$13,181	$13,487
12/31/17	$13,602	$13,326	$13,618
1/31/18	$14,239	$14,045	$14,278
2/28/18	$13,722	$13,538	$13,749
3/31/18	$13,485	$13,228	$13,526
4/30/18	$13,449	$13,296	$13,487
5/31/18	$13,707	$13,635	$13,751
6/30/18	$13,828	$13,704	$13,869
7/31/18	$14,324	$14,177	$14,375
8/31/18	$14,765	$14,667	$14,837
9/30/18	$14,856	$14,733	$14,938
10/31/18	$14,032	$13,699	$14,107
11/30/18	$14,336	$13,972	$14,428
12/31/18	$13,114	$12,696	$13,202
1/31/19	$14,126	$13,784	$14,198
2/28/19	$14,656	$14,264	$14,739
3/31/19	$14,967	$14,515	$15,056
4/30/19	$15,520	$15,115	$15,616
5/31/19	$14,706	$14,159	$14,793
6/30/19	$15,648	$15,164	$15,759
7/31/19	$15,964	$15,395	$16,073
8/31/19	$15,808	$15,112	$15,926
9/30/19	$16,113	$15,375	$16,225
10/31/19	$16,386	$15,710	$16,501
11/30/19	$16,905	$16,309	$17,024
12/31/19	$17,370	$16,777	$17,511
1/31/20	$17,413	$16,794	$17,548
2/29/20	$15,978	$15,412	$16,086
3/31/20	$14,023	$13,508	$14,126
4/30/20	$15,558	$15,240	$15,692
5/31/20	$16,318	$15,966	$16,457
6/30/20	$16,350	$16,283	$16,504
7/31/20	$17,050	$17,202	$17,203
8/31/20	$17,966	$18,438	$18,140
9/30/20	$17,490	$17,737	$17,654
10/31/20	$17,002	$17,266	$17,149
11/30/20	$18,923	$19,156	$19,084
12/31/20	$19,517	$19,892	$19,708
1/31/21	$19,162	$19,691	$19,356
2/28/21	$19,723	$20,234	$19,923
3/31/21	$20,749	$21,121	$20,956
4/30/21	$21,637	$22,248	$21,858
5/31/21	$21,971	$22,403	$22,197
6/30/21	$22,452	$22,926	$22,689
7/31/21	$23,045	$23,471	$23,294
8/31/21	$23,619	$24,184	$23,881
9/30/21	$22,420	$23,060	$22,676
10/31/21	$23,778	$24,675	$24,045
11/30/21	$23,444	$24,504	$23,709
12/31/21	$24,730	$25,602	$25,013
1/31/22	$23,473	$24,278	$23,760
2/28/22	$22,698	$23,551	$22,971
3/31/22	$23,592	$24,425	$23,871
4/30/22	$21,986	$22,295	$22,249
5/31/22	$22,137	$22,336	$22,404
6/30/22	$20,604	$20,492	$20,841
7/31/22	$22,051	$22,382	$22,322
8/31/22	$21,168	$21,469	$21,431
9/30/22	$19,358	$19,492	$19,579
10/31/22	$20,968	$21,070	$21,224
11/30/22	$22,293	$22,247	$22,589
12/31/22	$21,242	$20,966	$21,511
1/31/23	$22,211	$22,283	$22,498
2/28/23	$21,571	$21,739	$21,859
3/31/23	$22,317	$22,537	$22,618
4/30/23	$22,707	$22,889	$23,007
5/31/23	$22,576	$22,989	$22,873
6/30/23	$23,840	$24,508	$24,179
7/31/23	$24,578	$25,295	$24,919
8/31/23	$24,294	$24,892	$24,639
9/30/23	$23,400	$23,705	$23,730
10/31/23	$22,999	$23,207	$23,328
11/30/23	$24,778	$25,326	$25,102
12/31/23	$25,883	$26,477	$26,211
1/31/24	$26,410	$26,922	$26,762
2/29/24	$27,520	$28,359	$27,903
3/31/24	$28,484	$29,272	$28,879
4/30/24	$27,319	$28,077	$27,693
5/31/24	$28,446	$29,470	$28,827
6/30/24	$29,050	$30,529	$29,460

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 4/15/15
QUS	21.84%	13.17%	12.28%
S&P 500 Index	24.56%	15.05%	12.95%
MSCI USA Factor Mix A-Series Capped Index	21.84%	13.33%	12.45%

Performance Inception Date									Apr. 15, 2015
AssetsNet	$ 1,299,231,401	$ 1,299,231,401	$ 1,299,231,401	$ 1,299,231,401	$ 1,299,231,401	$ 1,299,231,401	$ 1,299,231,401	$ 1,299,231,401	$ 1,299,231,401
Holdings Count | Holding	605	605	605	605	605	605	605	605	605
Advisory Fees Paid, Amount		$ 1,692,396
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,299,231,401
# of Portfolio Holdings	605
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,692,396

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	7.8%
Software	7.3%
Pharmaceuticals	5.8%
Insurance	5.1%
Interactive Media & Services	4.9%
Health Care Providers & Services	4.9%
Financial Services	4.8%
Banks	4.0%
Technology Hardware, Storage & Peripherals	3.9%
Oil, Gas & Consumable Fuels	3.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Apple, Inc.	3.3%
Microsoft Corp.	3.1%
Alphabet, Inc.	2.6%
NVIDIA Corp.	2.6%
Eli Lilly & Co.	2.5%
Meta Platforms, Inc.	2.3%
UnitedHealth Group, Inc.	2.0%
Visa, Inc., A	1.7%
Johnson & Johnson	1.7%
Mastercard, Inc., A	1.5%

Material Fund Change [Text Block]
C000078463
Shareholder Report [Line Items]
Fund Name		SPDR ICE Preferred Securities ETF
Trading Symbol		PSK
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR ICE Preferred Securities ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR ICE Preferred Securities ETF	$47	0.45%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Preferred stocks are less volatile than common stocks and offer a higher yield with a preference over common stock shareholders in receiving dividends. A hybrid between traditional equities and bonds, preferred stocks provide unique benefits in any market climate. Over the 12-month reporting period, the Fund posted positive returns in eight of the months. Banks (9.59%), Insurance (9.49%) and Financial Services (9.48%) all performed similarly and drove the positive return. These industries make up the bulk of the preferred securities in the Index.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	PSK	S&P 500 Index	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,938	$9,838	$9,958
8/31/14	$10,147	$10,245	$10,140
9/30/14	$10,062	$10,065	$10,076
10/31/14	$10,217	$10,311	$10,241
11/30/14	$10,372	$10,581	$10,380
12/31/14	$10,354	$10,557	$10,338
1/31/15	$10,579	$10,267	$10,595
2/28/15	$10,640	$10,860	$10,680
3/31/15	$10,724	$10,725	$10,743
4/30/15	$10,667	$10,801	$10,701
5/31/15	$10,641	$10,942	$10,672
6/30/15	$10,510	$10,737	$10,534
7/31/15	$10,682	$10,944	$10,762
8/31/15	$10,699	$10,285	$10,764
9/30/15	$10,737	$10,003	$10,771
10/31/15	$10,967	$10,813	$11,033
11/30/15	$11,070	$10,849	$11,136
12/31/15	$11,164	$10,653	$11,234
1/31/16	$11,161	$10,080	$11,223
2/29/16	$11,171	$10,077	$11,234
3/31/16	$11,362	$10,780	$11,427
4/30/16	$11,432	$10,838	$11,515
5/31/16	$11,596	$11,027	$11,699
6/30/16	$11,776	$11,053	$11,868
7/31/16	$11,868	$11,474	$11,948
8/31/16	$11,884	$11,489	$11,973
9/30/16	$11,784	$11,498	$11,868
10/31/16	$11,670	$11,274	$11,782
11/30/16	$11,115	$11,718	$11,227
12/31/16	$11,085	$11,938	$11,191
1/31/17	$11,436	$12,178	$11,560
2/28/17	$11,640	$12,650	$11,757
3/31/17	$11,727	$12,657	$11,844
4/30/17	$11,918	$12,791	$12,011
5/31/17	$12,057	$12,955	$12,130
6/30/17	$12,162	$13,046	$12,265
7/31/17	$12,221	$13,304	$12,324
8/31/17	$12,236	$13,345	$12,357
9/30/17	$12,245	$13,630	$12,368
10/31/17	$12,245	$13,942	$12,357
11/30/17	$12,295	$14,374	$12,366
12/31/17	$12,256	$14,532	$12,363
1/31/18	$11,885	$15,317	$12,017
2/28/18	$12,082	$14,764	$12,209
3/31/18	$12,184	$14,426	$12,301
4/30/18	$12,063	$14,499	$12,170
5/31/18	$12,201	$14,869	$12,329
6/30/18	$12,358	$14,945	$12,454
7/31/18	$12,349	$15,461	$12,481
8/31/18	$12,507	$15,995	$12,619
9/30/18	$12,304	$16,067	$12,412
10/31/18	$12,068	$14,939	$12,190
11/30/18	$11,752	$15,237	$11,872
12/31/18	$11,701	$13,845	$11,818
1/31/19	$12,405	$15,032	$12,527
2/28/19	$12,564	$15,555	$12,731
3/31/19	$12,735	$15,829	$12,860
4/30/19	$12,829	$16,483	$12,968
5/31/19	$12,927	$15,441	$13,069
6/30/19	$13,077	$16,537	$13,211
7/31/19	$13,347	$16,789	$13,496
8/31/19	$13,475	$16,480	$13,626
9/30/19	$13,560	$16,767	$13,738
10/31/19	$13,611	$17,132	$13,770
11/30/19	$13,474	$17,785	$13,629
12/31/19	$13,745	$18,296	$13,915
1/31/20	$13,867	$18,315	$14,056
2/29/20	$13,430	$16,807	$13,551
3/31/20	$12,398	$14,731	$12,519
4/30/20	$13,329	$16,620	$13,493
5/31/20	$13,479	$17,411	$13,665
6/30/20	$13,333	$17,758	$13,464
7/31/20	$13,918	$18,759	$14,120
8/31/20	$14,120	$20,107	$14,297
9/30/20	$14,048	$19,343	$14,221
10/31/20	$14,019	$18,829	$14,273
11/30/20	$14,345	$20,890	$14,545
12/31/20	$14,612	$21,693	$14,867
1/31/21	$14,296	$21,474	$14,572
2/28/21	$14,033	$22,066	$14,279
3/31/21	$14,416	$23,033	$14,655
4/30/21	$14,532	$24,262	$14,770
5/31/21	$14,601	$24,431	$14,881
6/30/21	$14,869	$25,002	$15,156
7/31/21	$14,831	$25,596	$15,130
8/31/21	$14,790	$26,374	$15,077
9/30/21	$14,781	$25,147	$15,083
10/31/21	$14,840	$26,909	$15,138
11/30/21	$14,498	$26,723	$14,800
12/31/21	$14,851	$27,920	$15,167
1/31/22	$14,275	$26,475	$14,589
2/28/22	$13,729	$25,683	$13,979
3/31/22	$13,618	$26,636	$13,919
4/30/22	$12,670	$24,314	$12,988
5/31/22	$13,169	$24,358	$13,472
6/30/22	$12,717	$22,348	$12,983
7/31/22	$13,463	$24,408	$13,777
8/31/22	$12,816	$23,413	$13,092
9/30/22	$12,536	$21,256	$12,802
10/31/22	$11,844	$22,977	$12,136
11/30/22	$12,576	$24,261	$12,908
12/31/22	$12,061	$22,864	$12,315
1/31/23	$13,534	$24,300	$13,872
2/28/23	$13,177	$23,707	$13,504
3/31/23	$12,592	$24,578	$12,877
4/30/23	$12,874	$24,961	$13,184
5/31/23	$12,545	$25,070	$12,861
6/30/23	$12,614	$26,726	$12,946
7/31/23	$12,798	$27,585	$13,112
8/31/23	$12,591	$27,146	$12,920
9/30/23	$12,450	$25,852	$12,768
10/31/23	$11,814	$25,308	$12,122
11/30/23	$12,840	$27,619	$13,179
12/31/23	$13,148	$28,874	$13,466
1/31/24	$13,634	$29,359	$13,979
2/29/24	$13,768	$30,927	$14,136
3/31/24	$13,801	$31,922	$14,148
4/30/24	$13,254	$30,619	$13,640
5/31/24	$13,532	$32,138	$13,930
6/30/24	$13,639	$33,292	$13,980

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
PSK	7.62%	0.84%	3.15%
S&P 500 Index	24.56%	15.05%	12.86%
ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index	7.98%	1.14%	3.47%

AssetsNet	$ 809,692,978	$ 809,692,978	$ 809,692,978	$ 809,692,978	$ 809,692,978	$ 809,692,978	$ 809,692,978	$ 809,692,978	$ 809,692,978
Holdings Count | Holding	157	157	157	157	157	157	157	157	157
Advisory Fees Paid, Amount		$ 3,680,424
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$809,692,978
# of Portfolio Holdings	157
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$3,680,424

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Banks	37.0%
Insurance	25.8%
Electric	14.8%
Diversified Financial Services	10.4%
Real Estate Investment Trusts	4.8%
Auto Manufacturers	2.9%
Telecommunications	2.8%
Sovereign	0.3%
Gas	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Capital XIII, 11.96%, due 10/30/40	3.7%
AT&T, Inc., 5.35%, due 11/01/66	1.7%
Capital One Financial Corp., 5.00%, due 12/01/24	1.7%
Wells Fargo & Co., 4.75%, due 03/15/25	1.6%
Allstate Corp., 5.10%, due 10/15/24	1.4%
Duke Energy Corp., 5.75%, due 07/29/24	1.4%
Capital One Financial Corp., 4.80%, due 06/01/25	1.3%
Southern Co., 4.95%, due 01/30/80	1.2%
U.S. Bancorp, 6.19%, due 07/29/24	1.2%
Athene Holding Ltd., 6.35%, due 06/30/29	1.2%

Material Fund Change [Text Block]
C000162275
Shareholder Report [Line Items]
Fund Name		SPDR FactSet Innovative Technology ETF
Trading Symbol		XITK
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR FactSet Innovative Technology ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FactSet Innovative Technology ETF	$48	0.45%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, Artificial Intelligence and other Technology-centered tailwinds and a resilient economy despite sticky core inflation. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	XITK	S&P 500 Index	FactSet Innovative Technology Index
1/13/16	$10,000	$10,000	$10,000
1/31/16	$9,854	$10,269	$9,849
2/29/16	$9,918	$10,266	$9,914
3/31/16	$10,552	$10,981	$10,550
4/30/16	$10,740	$11,041	$10,745
5/31/16	$11,030	$11,234	$11,040
6/30/16	$10,968	$11,260	$10,984
7/31/16	$12,056	$11,689	$12,073
8/31/16	$12,396	$11,704	$12,425
9/30/16	$12,580	$11,713	$12,614
10/31/16	$11,902	$11,485	$11,940
11/30/16	$12,284	$11,937	$12,320
12/31/16	$11,893	$12,162	$11,933
1/31/17	$12,433	$12,406	$12,497
2/28/17	$12,759	$12,886	$12,791
3/31/17	$13,008	$12,894	$13,070
4/30/17	$13,535	$13,031	$13,625
5/31/17	$14,162	$13,198	$14,256
6/30/17	$14,230	$13,290	$14,300
7/31/17	$14,810	$13,553	$14,901
8/31/17	$15,273	$13,595	$15,378
9/30/17	$15,787	$13,885	$15,885
10/31/17	$16,226	$14,203	$16,335
11/30/17	$16,322	$14,643	$16,433
12/31/17	$16,126	$14,804	$16,229
1/31/18	$17,431	$15,604	$17,561
2/28/18	$17,979	$15,040	$18,092
3/31/18	$18,201	$14,696	$18,220
4/30/18	$18,137	$14,771	$18,246
5/31/18	$19,877	$15,147	$19,977
6/30/18	$19,809	$15,225	$19,901
7/31/18	$19,515	$15,750	$19,601
8/31/18	$21,804	$16,295	$21,966
9/30/18	$21,514	$16,368	$21,635
10/31/18	$18,607	$15,219	$18,782
11/30/18	$18,983	$15,522	$19,146
12/31/18	$17,432	$14,104	$17,628
1/31/19	$20,061	$15,313	$20,300
2/28/19	$21,644	$15,847	$21,894
3/31/19	$21,968	$16,126	$22,240
4/30/19	$22,972	$16,792	$23,261
5/31/19	$21,005	$15,730	$21,280
6/30/19	$22,225	$16,847	$22,523
7/31/19	$22,752	$17,103	$23,056
8/31/19	$21,931	$16,789	$22,262
9/30/19	$20,993	$17,081	$21,302
10/31/19	$22,188	$17,453	$22,523
11/30/19	$23,843	$18,118	$24,225
12/31/19	$23,886	$18,639	$24,275
1/31/20	$24,960	$18,658	$25,362
2/29/20	$24,048	$17,122	$24,464
3/31/20	$20,819	$15,007	$21,168
4/30/20	$24,213	$16,931	$24,618
5/31/20	$27,991	$17,737	$28,484
6/30/20	$30,604	$18,090	$31,148
7/31/20	$33,732	$19,110	$34,335
8/31/20	$36,185	$20,484	$36,836
9/30/20	$35,569	$19,706	$36,233
10/31/20	$35,813	$19,182	$36,487
11/30/20	$41,763	$21,281	$42,538
12/31/20	$45,352	$22,099	$46,254
1/31/21	$46,843	$21,876	$47,792
2/28/21	$48,800	$22,480	$49,804
3/31/21	$44,021	$23,464	$44,925
4/30/21	$45,560	$24,716	$46,524
5/31/21	$43,939	$24,889	$44,890
6/30/21	$47,657	$25,470	$48,708
7/31/21	$46,866	$26,075	$47,917
8/31/21	$47,754	$26,868	$48,847
9/30/21	$45,423	$25,618	$46,476
10/31/21	$48,390	$27,413	$49,510
11/30/21	$42,965	$27,223	$43,969
12/31/21	$40,233	$28,443	$41,208
1/31/22	$34,443	$26,971	$35,311
2/28/22	$33,843	$26,164	$34,718
3/31/22	$32,242	$27,135	$33,053
4/30/22	$26,857	$24,769	$27,538
5/31/22	$24,859	$24,814	$25,499
6/30/22	$22,733	$22,766	$23,313
7/31/22	$23,798	$24,865	$24,418
8/31/22	$23,625	$23,851	$24,224
9/30/22	$21,011	$21,655	$21,540
10/31/22	$21,555	$23,408	$22,120
11/30/22	$21,668	$24,716	$22,238
12/31/22	$21,129	$23,292	$21,684
1/31/23	$24,502	$24,755	$25,161
2/28/23	$23,952	$24,151	$24,601
3/31/23	$25,221	$25,038	$25,905
4/30/23	$23,148	$25,429	$23,768
5/31/23	$25,786	$25,539	$26,501
6/30/23	$27,834	$27,227	$28,601
7/31/23	$30,516	$28,102	$31,355
8/31/23	$28,320	$27,654	$29,121
9/30/23	$26,100	$26,336	$26,831
10/31/23	$23,830	$25,782	$24,509
11/30/23	$27,659	$28,136	$28,449
12/31/23	$30,821	$29,415	$31,720
1/31/24	$30,368	$29,909	$31,290
2/29/24	$31,662	$31,506	$32,632
3/31/24	$31,505	$32,520	$32,466
4/30/24	$29,323	$31,192	$30,144
5/31/24	$29,754	$32,740	$30,602
6/30/24	$30,933	$33,916	$31,819

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 1/13/16
XITK	11.15%	6.84%	14.27%
S&P 500 Index	24.56%	15.05%	15.42%
FactSet Innovative Technology Index	11.25%	7.15%	14.66%

Performance Inception Date							Jan. 13, 2016
AssetsNet	$ 148,033,452	$ 148,033,452	$ 148,033,452	$ 148,033,452	$ 148,033,452	$ 148,033,452	$ 148,033,452	$ 148,033,452	$ 148,033,452
Holdings Count | Holding	103	103	103	103	103	103	103	103	103
Advisory Fees Paid, Amount		$ 477,913
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$148,033,452
# of Portfolio Holdings	103
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$477,913

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Software	37.7%
Semiconductors & Semiconductor Equipment	15.5%
IT Services	9.5%
Professional Services	6.4%
Entertainment	5.2%
Electronic Equipment, Instruments & Components	5.0%
Media	4.7%
Interactive Media & Services	3.9%
Technology Hardware, Storage & Peripherals	2.8%
Financial Services	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Super Micro Computer, Inc.	2.8%
NVIDIA Corp.	2.4%
AppLovin Corp., A	2.1%
Camtek Ltd.	1.9%
Impinj, Inc.	1.8%
Toast, Inc., A	1.6%
Daktronics, Inc.	1.5%
HashiCorp, Inc., A	1.5%
Crowdstrike Holdings, Inc., A	1.5%
Spotify Technology SA	1.5%

Material Fund Change [Text Block]
C000166946
Shareholder Report [Line Items]
Fund Name		SPDR MSCI USA Gender Diversity ETF
Trading Symbol		SHE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR MSCI USA Gender Diversity ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA Gender Diversity ETF	$23	0.20%

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment over the reporting period was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence (A.I.) boom, driving up the values of A.I.-related tech and semiconductor companies. Meta Platforms, NVIDIA Corporation, and Amazon.com traded at record levels and were the top contributors to the Fund’s performance. There was wide dispersion of sector returns. The Index is constructed as a sector neutral Index which helped the Index keep up with the returns of the broader MSCI USA Index over the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SHE	S&P 500 Index	MSCI USA Gender Diversity Select Index
3/7/16	$10,000	$10,000	$10,000
3/31/16	$10,311	$10,303	$10,309
4/30/16	$10,482	$10,359	$10,469
5/31/16	$10,477	$10,540	$10,483
6/30/16	$10,533	$10,564	$10,537
7/31/16	$10,939	$10,967	$10,952
8/31/16	$10,903	$10,981	$10,915
9/30/16	$10,839	$10,990	$10,855
10/31/16	$10,619	$10,775	$10,630
11/30/16	$11,006	$11,200	$11,020
12/31/16	$11,066	$11,411	$11,079
1/31/17	$11,208	$11,640	$11,227
2/28/17	$11,692	$12,090	$11,720
3/31/17	$11,616	$12,098	$11,641
4/30/17	$11,780	$12,226	$11,807
5/31/17	$11,861	$12,382	$11,889
6/30/17	$11,986	$12,469	$12,019
7/31/17	$12,162	$12,716	$12,198
8/31/17	$12,170	$12,755	$12,211
9/30/17	$12,512	$13,027	$12,560
10/31/17	$12,663	$13,325	$12,711
11/30/17	$13,116	$13,738	$13,165
12/31/17	$13,249	$13,889	$13,297
1/31/18	$13,840	$14,640	$13,901
2/28/18	$13,314	$14,111	$13,375
3/31/18	$13,129	$13,788	$13,183
4/30/18	$13,281	$13,858	$13,343
5/31/18	$13,439	$14,212	$13,509
6/30/18	$13,646	$14,284	$13,706
7/31/18	$14,114	$14,777	$14,191
8/31/18	$14,459	$15,288	$14,513
9/30/18	$14,608	$15,356	$14,628
10/31/18	$13,596	$14,279	$13,663
11/30/18	$14,045	$14,563	$14,130
12/31/18	$12,793	$13,233	$12,836
1/31/19	$13,791	$14,367	$13,822
2/28/19	$14,185	$14,867	$14,240
3/31/19	$14,323	$15,129	$14,397
4/30/19	$14,749	$15,754	$14,808
5/31/19	$14,006	$14,758	$14,050
6/30/19	$14,945	$15,806	$15,013
7/31/19	$15,094	$16,047	$15,169
8/31/19	$14,810	$15,752	$14,891
9/30/19	$14,951	$16,026	$15,026
10/31/19	$15,127	$16,375	$15,212
11/30/19	$15,604	$16,999	$15,689
12/31/19	$15,817	$17,487	$15,914
1/31/20	$15,637	$17,505	$15,727
2/29/20	$14,442	$16,064	$14,518
3/31/20	$12,157	$14,080	$12,226
4/30/20	$13,734	$15,885	$13,829
5/31/20	$14,566	$16,642	$14,673
6/30/20	$14,666	$16,973	$14,785
7/31/20	$15,197	$17,930	$15,297
8/31/20	$16,200	$19,218	$16,316
9/30/20	$15,852	$18,488	$15,970
10/31/20	$15,461	$17,996	$15,549
11/30/20	$17,648	$19,966	$17,773
12/31/20	$18,644	$20,734	$18,796
1/31/21	$18,247	$20,525	$18,392
2/28/21	$19,386	$21,091	$19,515
3/31/21	$19,798	$22,014	$19,931
4/30/21	$20,683	$23,189	$20,827
5/31/21	$20,822	$23,351	$20,975
6/30/21	$21,247	$23,896	$21,417
7/31/21	$21,639	$24,464	$21,812
8/31/21	$22,136	$25,208	$22,322
9/30/21	$21,136	$24,035	$21,321
10/31/21	$22,416	$25,719	$22,611
11/30/21	$20,910	$25,541	$21,103
12/31/21	$21,475	$26,686	$21,663
1/31/22	$19,806	$25,305	$20,007
2/28/22	$19,124	$24,547	$19,311
3/31/22	$19,417	$25,459	$19,605
4/30/22	$17,675	$23,239	$17,848
5/31/22	$17,457	$23,281	$17,621
6/30/22	$16,058	$21,360	$16,204
7/31/22	$17,313	$23,329	$17,481
8/31/22	$16,809	$22,378	$16,979
9/30/22	$15,440	$20,317	$15,590
10/31/22	$17,126	$21,962	$17,305
11/30/22	$17,769	$23,189	$17,976
12/31/22	$16,820	$21,853	$17,007
1/31/23	$17,807	$23,226	$18,005
2/28/23	$17,310	$22,659	$17,522
3/31/23	$17,749	$23,491	$17,961
4/30/23	$18,060	$23,858	$18,273
5/31/23	$17,814	$23,962	$18,017
6/30/23	$18,924	$25,545	$19,160
7/31/23	$19,546	$26,365	$19,778
8/31/23	$19,171	$25,946	$19,403
9/30/23	$18,342	$24,709	$18,557
10/31/23	$18,136	$24,189	$18,369
11/30/23	$19,682	$26,398	$19,930
12/31/23	$20,592	$27,597	$20,847
1/31/24	$21,073	$28,061	$21,353
2/29/24	$22,305	$29,560	$22,622
3/31/24	$23,026	$30,511	$23,353
4/30/24	$21,979	$29,265	$22,267
5/31/24	$22,840	$30,718	$23,134
6/30/24	$23,705	$31,821	$24,023

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 3/7/16
SHE	25.14%	9.65%	10.93%
S&P 500 Index	24.56%	15.05%	14.87%
MSCI USA Gender Diversity Select Index	25.38%	9.86%	11.12%

Performance Inception Date						Mar. 07, 2016
AssetsNet	$ 244,862,441	$ 244,862,441	$ 244,862,441	$ 244,862,441	$ 244,862,441	$ 244,862,441	$ 244,862,441	$ 244,862,441	$ 244,862,441
Holdings Count | Holding	223	223	223	223	223	223	223	223	223
Advisory Fees Paid, Amount		$ 439,079
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$244,862,441
# of Portfolio Holdings	223
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$439,079

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.4%
Financials	12.4%
Health Care	11.8%
Consumer Discretionary	10.1%
Communication Services	9.4%
Industrials	8.6%
Consumer Staples	5.7%
Energy	3.7%
Materials	2.3%
Real Estate	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
NVIDIA Corp.	5.7%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.6%
Microsoft Corp.	4.6%
Meta Platforms, Inc.	4.0%
Alphabet, Inc.	3.3%
Accenture PLC, A	3.1%
Eli Lilly & Co.	2.9%
Intuit, Inc.	2.9%
Cisco Systems, Inc.	2.6%

Material Fund Change [Text Block]
C000219610
Shareholder Report [Line Items]
Fund Name		SPDR Bloomberg Emerging Markets USD Bond ETF
Trading Symbol		EMHC
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets USD Bond ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets USD Bond ETF	$24	0.23%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global disinflation, tightening credit spreads, and loosening monetary policy were the main drivers of fund performance. Real yields in most EM economies remained on an upward trajectory. Investor sentiments towards the end of 2023 were lifted by increasing market expectations of monetary policy convergence between emerging markets and developed markets central banks in 2024. Emerging market debt had a cautious start to 2024, having experienced a strong rally towards the end of 2023. A market narrative built on the possibility of the U.S. Federal Reserve (the “Fed”) maintaining high rates for longer than what had been anticipated weighed on risk sentiments. The geopolitical backdrop remained uncertain, with Israel’s operations in Rafah and elections taking place in India, Mexico, and South Africa. In China, the government relaxed home buying restrictions and reduced down payment ratios to support the prevailing sluggishness of its housing market. Overall EM hard currency treasuries delivered positive returns during the period majorly driven by the spread component.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	EMHC	Bloomberg Global Aggregate Bond Index	Bloomberg Emerging USD Bond Core Index
3/31/21	$10,000	$10,000	$10,000
4/30/21	$10,143	$10,271	$10,097
5/31/21	$10,235	$10,367	$10,192
6/30/21	$10,335	$10,276	$10,286
7/31/21	$10,388	$10,413	$10,331
8/31/21	$10,473	$10,369	$10,431
9/30/21	$10,211	$10,185	$10,206
10/31/21	$10,221	$10,161	$10,213
11/30/21	$10,043	$10,131	$10,048
12/31/21	$10,228	$10,117	$10,181
1/31/22	$9,867	$9,909	$9,848
2/28/22	$9,222	$9,792	$9,166
3/31/22	$9,136	$9,493	$8,955
4/30/22	$8,552	$8,973	$8,434
5/31/22	$8,616	$8,998	$8,465
6/30/22	$8,138	$8,709	$7,969
7/31/22	$8,458	$8,894	$8,229
8/31/22	$8,268	$8,543	$8,163
9/30/22	$7,753	$8,104	$7,648
10/31/22	$7,766	$8,049	$7,676
11/30/22	$8,492	$8,427	$8,259
12/31/22	$8,411	$8,473	$8,283
1/31/23	$8,714	$8,751	$8,524
2/28/23	$8,494	$8,460	$8,349
3/31/23	$8,663	$8,728	$8,469
4/30/23	$8,707	$8,766	$8,515
5/31/23	$8,589	$8,595	$8,437
6/30/23	$8,751	$8,594	$8,558
7/31/23	$8,885	$8,654	$8,707
8/31/23	$8,725	$8,535	$8,556
9/30/23	$8,453	$8,286	$8,318
10/31/23	$8,329	$8,187	$8,180
11/30/23	$8,833	$8,600	$8,668
12/31/23	$9,255	$8,957	$9,105
1/31/24	$9,137	$8,834	$8,989
2/29/24	$9,157	$8,723	$9,009
3/31/24	$9,270	$8,771	$9,143
4/30/24	$9,041	$8,549	$8,925
5/31/24	$9,279	$8,661	$9,111
6/30/24	$9,263	$8,673	$9,166

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 4/6/21
EMHC	6.72%	(2.29%)
Bloomberg Global Aggregate Bond Index	0.93%	(4.90%)
Bloomberg Emerging USD Bond Core Index	7.10%	(2.66%)

Performance Inception Date				Apr. 06, 2021
AssetsNet	$ 307,523,982	$ 307,523,982	$ 307,523,982	$ 307,523,982	$ 307,523,982	$ 307,523,982	$ 307,523,982	$ 307,523,982	$ 307,523,982
Holdings Count | Holding	529	529	529	529	529	529	529	529	529
Advisory Fees Paid, Amount		$ 594,283
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$307,523,982
# of Portfolio Holdings	529
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$594,283

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	1.2%
1 to 2 Years	0.8%
2 to 3 Years	5.4%
3 to 5 Years	19.2%
5 to 10 Years	34.3%
10 to 20 Years	13.1%
20 to 30 Years	20.7%
Greater than 30 Years	3.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Republic of Poland Government International Bonds, 5.13%, due 09/18/34	0.7%
Israel Government International Bonds, 5.75%, due 03/12/54	0.6%
Ecopetrol SA, 8.88%, due 01/13/33	0.6%
Israel Government International Bonds, 5.50%, due 03/12/34	0.6%
Israel Government International Bonds, 5.38%, due 03/12/29	0.6%
Bahrain Government International Bonds, 7.00%, due 10/12/28	0.6%
Bahrain Government International Bonds, 5.25%, due 01/25/33	0.6%
Oman Government International Bonds, 6.00%, due 08/01/29	0.6%
Panama Government International Bonds, 6.70%, due 01/26/36	0.5%
Peru Government International Bonds, 3.00%, due 01/15/34	0.5%

Material Fund Change [Text Block]
C000222017
Shareholder Report [Line Items]
Fund Name		SPDR Bloomberg 3-12 Month T-Bill ETF
Trading Symbol		BILS
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Bloomberg 3-12 Month T-Bill ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 3-12 Month T-Bill ETF	$14	0.14%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Fixed income markets were sensitive to data during the reporting period, as evidenced by moves in Treasury yields. However, due to the shorter durations of the bonds in scope for the index, market volatility did not have a large impact on price returns. Twelve-month yields oscillated between 5.40% and 4.65% during the period, resulting in higher returns than we have seen in recent history in the strategy.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	BILS	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-12 Month U.S. Treasury Bill Index
8/31/20	$10,000	$10,000	$10,000
9/30/20	$10,001	$10,392	$10,001
10/31/20	$10,001	$10,346	$10,002
11/30/20	$10,001	$10,447	$10,004
12/31/20	$10,001	$10,462	$10,005
1/31/21	$10,002	$10,386	$10,006
2/28/21	$10,001	$10,237	$10,007
3/31/21	$10,002	$10,109	$10,009
4/30/21	$10,001	$10,189	$10,009
5/31/21	$10,000	$10,222	$10,010
6/30/21	$9,998	$10,294	$10,009
7/31/21	$9,998	$10,409	$10,009
8/31/21	$9,997	$10,389	$10,010
9/30/21	$9,997	$10,299	$10,010
10/31/21	$9,995	$10,296	$10,010
11/30/21	$9,994	$10,327	$10,010
12/31/21	$9,993	$10,300	$10,010
1/31/22	$9,984	$10,078	$10,002
2/28/22	$9,983	$9,966	$10,002
3/31/22	$9,978	$9,689	$9,998
4/30/22	$9,976	$9,321	$9,998
5/31/22	$9,984	$9,381	$10,007
6/30/22	$9,976	$9,234	$9,997
7/31/22	$9,979	$9,460	$10,004
8/31/22	$9,990	$9,193	$10,016
9/30/22	$10,002	$8,795	$10,026
10/31/22	$10,008	$8,681	$10,036
11/30/22	$10,041	$9,001	$10,070
12/31/22	$10,082	$8,960	$10,109
1/31/23	$10,112	$9,236	$10,145
2/28/23	$10,142	$8,997	$10,176
3/31/23	$10,192	$9,226	$10,225
4/30/23	$10,222	$9,281	$10,259
5/31/23	$10,252	$9,180	$10,290
6/30/23	$10,298	$9,148	$10,333
7/31/23	$10,337	$9,141	$10,378
8/31/23	$10,387	$9,083	$10,425
9/30/23	$10,428	$8,852	$10,470
10/31/23	$10,475	$8,712	$10,519
11/30/23	$10,528	$9,107	$10,572
12/31/23	$10,578	$9,456	$10,626
1/31/24	$10,622	$9,430	$10,670
2/29/24	$10,660	$9,296	$10,707
3/31/24	$10,703	$9,382	$10,754
4/30/24	$10,743	$9,145	$10,796
5/31/24	$10,793	$9,300	$10,848
6/30/24	$10,837	$9,388	$10,892

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 9/23/20
BILS	5.28%	2.16%
Bloomberg U.S. Aggregate Bond Index	2.63%	(2.69%)
Bloomberg 3-12 Month U.S. Treasury Bill Index	5.42%	2.29%

Performance Inception Date					Sep. 23, 2020
AssetsNet	$ 2,837,386,715	$ 2,837,386,715	$ 2,837,386,715	$ 2,837,386,715	$ 2,837,386,715	$ 2,837,386,715	$ 2,837,386,715	$ 2,837,386,715	$ 2,837,386,715
Holdings Count | Holding	26	26	26	26	26	26	26	26	26
Advisory Fees Paid, Amount		$ 3,704,143
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,837,386,715
# of Portfolio Holdings	26
Total Advisory Fees Paid	$3,704,143

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	107.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, 5.24%, due 10/03/24	6.9%
U.S. Treasury Bills, 5.25%, due 10/31/24	6.9%
U.S. Treasury Bills, 5.16%, due 11/29/24	6.8%
U.S. Treasury Bills, 5.06%, due 12/26/24	6.8%
U.S. Treasury Bills, 5.22%, due 10/10/24	4.2%
U.S. Treasury Bills, 5.26%, due 10/17/24	4.2%
U.S. Treasury Bills, 5.27%, due 10/24/24	4.2%
U.S. Treasury Bills, 5.30%, due 11/21/24	4.2%
U.S. Treasury Bills, 5.30%, due 11/07/24	4.2%
U.S. Treasury Bills, 5.31%, due 11/14/24	4.2%

Material Fund Change [Text Block]
C000047963
Shareholder Report [Line Items]
Fund Name		SPDR Bloomberg 1-3 Month T-Bill ETF
Trading Symbol		BIL
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Bloomberg 1-3 Month T-Bill ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 1-3 Month T-Bill ETF	$14	0.14%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Fixed income markets were sensitive to data during the reporting period, as evidenced by moves in Treasury yields. However, due to the shorter durations of the bonds in scope for the index, market volatility did not have a large impact on price returns. Three-month yields oscillated between 5.50% and 5.33% during the period, resulting in higher returns than we have seen in recent history in the strategy.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	BIL	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,998	$9,975	$10,000
8/31/14	$9,998	$10,085	$10,000
9/30/14	$9,998	$10,017	$10,001
10/31/14	$9,996	$10,115	$10,001
11/30/14	$9,996	$10,187	$10,001
12/31/14	$9,991	$10,196	$10,001
1/31/15	$9,991	$10,410	$10,001
2/28/15	$9,991	$10,312	$10,001
3/31/15	$9,989	$10,360	$10,001
4/30/15	$9,989	$10,323	$10,001
5/31/15	$9,989	$10,298	$10,001
6/30/15	$9,985	$10,186	$10,001
7/31/15	$9,985	$10,257	$10,001
8/31/15	$9,985	$10,242	$10,002
9/30/15	$9,985	$10,311	$10,002
10/31/15	$9,983	$10,313	$10,002
11/30/15	$9,983	$10,286	$10,002
12/31/15	$9,983	$10,252	$10,004
1/31/16	$9,983	$10,393	$10,004
2/29/16	$9,983	$10,467	$10,006
3/31/16	$9,985	$10,564	$10,010
4/30/16	$9,985	$10,604	$10,012
5/31/16	$9,985	$10,607	$10,013
6/30/16	$9,989	$10,798	$10,016
7/31/16	$9,989	$10,866	$10,018
8/31/16	$9,989	$10,854	$10,020
9/30/16	$9,991	$10,847	$10,023
10/31/16	$9,991	$10,765	$10,025
11/30/16	$9,989	$10,510	$10,027
12/31/16	$9,991	$10,524	$10,030
1/31/17	$9,996	$10,546	$10,034
2/28/17	$9,998	$10,616	$10,038
3/31/17	$10,000	$10,611	$10,040
4/30/17	$10,003	$10,693	$10,046
5/31/17	$10,009	$10,775	$10,052
6/30/17	$10,017	$10,764	$10,060
7/31/17	$10,025	$10,810	$10,068
8/31/17	$10,032	$10,908	$10,077
9/30/17	$10,039	$10,855	$10,086
10/31/17	$10,046	$10,862	$10,095
11/30/17	$10,053	$10,848	$10,103
12/31/17	$10,063	$10,898	$10,112
1/31/18	$10,073	$10,772	$10,123
2/28/18	$10,081	$10,670	$10,132
3/31/18	$10,094	$10,738	$10,145
4/30/18	$10,106	$10,659	$10,159
5/31/18	$10,120	$10,734	$10,175
6/30/18	$10,135	$10,722	$10,190
7/31/18	$10,149	$10,724	$10,206
8/31/18	$10,166	$10,793	$10,222
9/30/18	$10,179	$10,724	$10,239
10/31/18	$10,197	$10,639	$10,257
11/30/18	$10,216	$10,702	$10,276
12/31/18	$10,234	$10,899	$10,296
1/31/19	$10,253	$11,015	$10,317
2/28/19	$10,271	$11,008	$10,336
3/31/19	$10,290	$11,220	$10,357
4/30/19	$10,309	$11,223	$10,377
5/31/19	$10,331	$11,422	$10,399
6/30/19	$10,351	$11,565	$10,421
7/31/19	$10,368	$11,591	$10,440
8/31/19	$10,387	$11,891	$10,459
9/30/19	$10,403	$11,828	$10,477
10/31/19	$10,419	$11,863	$10,496
11/30/19	$10,430	$11,857	$10,508
12/31/19	$10,444	$11,849	$10,523
1/31/20	$10,456	$12,077	$10,537
2/29/20	$10,468	$12,294	$10,551
3/31/20	$10,489	$12,222	$10,573
4/30/20	$10,486	$12,439	$10,573
5/31/20	$10,486	$12,497	$10,574
6/30/20	$10,486	$12,576	$10,575
7/31/20	$10,486	$12,764	$10,576
8/31/20	$10,486	$12,661	$10,577
9/30/20	$10,485	$12,654	$10,578
10/31/20	$10,485	$12,597	$10,579
11/30/20	$10,485	$12,721	$10,580
12/31/20	$10,484	$12,739	$10,580
1/31/21	$10,484	$12,647	$10,581
2/28/21	$10,483	$12,465	$10,582
3/31/21	$10,483	$12,309	$10,582
4/30/21	$10,482	$12,406	$10,582
5/31/21	$10,480	$12,447	$10,583
6/30/21	$10,479	$12,534	$10,582
7/31/21	$10,478	$12,674	$10,583
8/31/21	$10,477	$12,650	$10,583
9/30/21	$10,477	$12,541	$10,584
10/31/21	$10,475	$12,537	$10,584
11/30/21	$10,475	$12,574	$10,584
12/31/21	$10,474	$12,542	$10,585
1/31/22	$10,473	$12,272	$10,585
2/28/22	$10,472	$12,135	$10,586
3/31/22	$10,474	$11,798	$10,588
4/30/22	$10,474	$11,350	$10,590
5/31/22	$10,477	$11,423	$10,596
6/30/22	$10,484	$11,244	$10,601
7/31/22	$10,489	$11,519	$10,610
8/31/22	$10,508	$11,193	$10,630
9/30/22	$10,529	$10,710	$10,651
10/31/22	$10,548	$10,571	$10,674
11/30/22	$10,580	$10,960	$10,708
12/31/22	$10,618	$10,910	$10,746
1/31/23	$10,649	$11,246	$10,782
2/28/23	$10,685	$10,955	$10,820
3/31/23	$10,729	$11,234	$10,863
4/30/23	$10,767	$11,302	$10,905
5/31/23	$10,808	$11,179	$10,949
6/30/23	$10,858	$11,139	$10,996
7/31/23	$10,900	$11,131	$11,044
8/31/23	$10,953	$11,060	$11,095
9/30/23	$10,997	$10,779	$11,144
10/31/23	$11,045	$10,609	$11,195
11/30/23	$11,096	$11,089	$11,245
12/31/23	$11,144	$11,514	$11,298
1/31/24	$11,191	$11,482	$11,347
2/29/24	$11,241	$11,320	$11,395
3/31/24	$11,287	$11,424	$11,447
4/30/24	$11,336	$11,136	$11,497
5/31/24	$11,388	$11,324	$11,553
6/30/24	$11,433	$11,431	$11,601

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
BIL	5.33%	2.01%	1.35%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.50%	2.17%	1.50%

AssetsNet	$ 32,516,469,361	$ 32,516,469,361	$ 32,516,469,361	$ 32,516,469,361	$ 32,516,469,361	$ 32,516,469,361	$ 32,516,469,361	$ 32,516,469,361	$ 32,516,469,361
Holdings Count | Holding	28	28	28	28	28	28	28	28	28
Advisory Fees Paid, Amount		$ 43,258,120
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$32,516,469,361
# of Portfolio Holdings	28
Total Advisory Fees Paid	$43,258,120

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	107.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, due 08/08/24	10.9%
U.S. Treasury Bills, due 08/01/24	9.2%
U.S. Treasury Bills, due 09/05/24	7.7%
U.S. Treasury Bills, due 09/12/24	6.5%
U.S. Treasury Bills, due 09/26/24	6.3%
U.S. Treasury Bills, due 08/29/24	6.2%
U.S. Treasury Bills, due 08/22/24	6.0%
U.S. Treasury Bills, due 08/15/24	5.7%
U.S. Treasury Bills, due 08/20/24	5.4%
U.S. Treasury Bills, due 09/19/24	5.4%

Material Fund Change [Text Block]
C000126354
Shareholder Report [Line Items]
Fund Name		SPDR Bloomberg 1-10 Year TIPS ETF
Trading Symbol		TIPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Bloomberg 1-10 Year TIPS ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 1-10 Year TIPS ETF	$15	0.15%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Fixed income markets were sensitive to data during the reporting period, as evidenced by moves in Treasury yields. Ten-year TIPS yields reached a high of 2.52% in October, dropped to a low of 1.64% in December, and ended the reporting period slightly higher at 2.11%, resulting in positive, albeit muted, returns for the strategy.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	TIPX	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,946	$9,975	$9,975
8/31/14	$9,959	$10,085	$9,979
9/30/14	$9,790	$10,017	$9,801
10/31/14	$9,801	$10,115	$9,846
11/30/14	$9,811	$10,187	$9,853
12/31/14	$9,662	$10,196	$9,700
1/31/15	$9,914	$10,410	$9,940
2/28/15	$9,813	$10,312	$9,854
3/31/15	$9,778	$10,360	$9,817
4/30/15	$9,848	$10,323	$9,902
5/31/15	$9,793	$10,298	$9,856
6/30/15	$9,747	$10,186	$9,803
7/31/15	$9,747	$10,257	$9,797
8/31/15	$9,747	$10,242	$9,744
9/30/15	$9,671	$10,311	$9,719
10/31/15	$9,677	$10,313	$9,721
11/30/15	$9,651	$10,286	$9,708
12/31/15	$9,723	$10,252	$9,649
1/31/16	$9,718	$10,393	$9,775
2/29/16	$9,840	$10,467	$9,856
3/31/16	$9,966	$10,564	$9,998
4/30/16	$9,956	$10,604	$10,026
5/31/16	$9,905	$10,607	$9,967
6/30/16	$10,108	$10,798	$10,129
7/31/16	$10,093	$10,866	$10,162
8/31/16	$10,026	$10,854	$10,110
9/30/16	$10,109	$10,847	$10,188
10/31/16	$10,089	$10,765	$10,174
11/30/16	$9,941	$10,510	$10,025
12/31/16	$9,941	$10,524	$10,035
1/31/17	$10,043	$10,546	$10,110
2/28/17	$10,063	$10,616	$10,135
3/31/17	$10,063	$10,611	$10,144
4/30/17	$10,097	$10,693	$10,188
5/31/17	$10,094	$10,775	$10,183
6/30/17	$10,019	$10,764	$10,102
7/31/17	$10,072	$10,810	$10,152
8/31/17	$10,145	$10,908	$10,223
9/30/17	$10,086	$10,855	$10,174
10/31/17	$10,101	$10,862	$10,189
11/30/17	$10,088	$10,848	$10,179
12/31/17	$10,143	$10,898	$10,229
1/31/18	$10,067	$10,772	$10,151
2/28/18	$10,025	$10,670	$10,103
3/31/18	$10,090	$10,738	$10,188
4/30/18	$10,072	$10,659	$10,173
5/31/18	$10,117	$10,734	$10,220
6/30/18	$10,150	$10,722	$10,251
7/31/18	$10,109	$10,724	$10,208
8/31/18	$10,171	$10,793	$10,278
9/30/18	$10,113	$10,724	$10,205
10/31/18	$10,028	$10,639	$10,124
11/30/18	$10,058	$10,702	$10,159
12/31/18	$10,100	$10,899	$10,199
1/31/19	$10,226	$11,015	$10,315
2/28/19	$10,215	$11,008	$10,325
3/31/19	$10,360	$11,220	$10,464
4/30/19	$10,396	$11,223	$10,509
5/31/19	$10,512	$11,422	$10,631
6/30/19	$10,614	$11,565	$10,733
7/31/19	$10,638	$11,591	$10,750
8/31/19	$10,764	$11,891	$10,894
9/30/19	$10,690	$11,828	$10,799
10/31/19	$10,705	$11,863	$10,830
11/30/19	$10,705	$11,857	$10,832
12/31/19	$10,780	$11,849	$10,906
1/31/20	$10,928	$12,077	$11,051
2/29/20	$11,000	$12,294	$11,150
3/31/20	$10,800	$12,222	$10,945
4/30/20	$11,029	$12,439	$11,171
5/31/20	$11,122	$12,497	$11,240
6/30/20	$11,230	$12,576	$11,362
7/31/20	$11,398	$12,764	$11,534
8/31/20	$11,545	$12,661	$11,695
9/30/20	$11,501	$12,654	$11,653
10/31/20	$11,455	$12,597	$11,605
11/30/20	$11,541	$12,721	$11,693
12/31/20	$11,691	$12,739	$11,840
1/31/21	$11,759	$12,647	$11,914
2/28/21	$11,669	$12,465	$11,822
3/31/21	$11,681	$12,309	$11,839
4/30/21	$11,835	$12,406	$11,998
5/31/21	$11,933	$12,447	$12,105
6/30/21	$11,946	$12,534	$12,114
7/31/21	$12,227	$12,674	$12,404
8/31/21	$12,203	$12,650	$12,375
9/30/21	$12,150	$12,541	$12,321
10/31/21	$12,239	$12,537	$12,420
11/30/21	$12,271	$12,574	$12,450
12/31/21	$12,330	$12,542	$12,514
1/31/22	$12,173	$12,272	$12,355
2/28/22	$12,299	$12,135	$12,473
3/31/22	$12,107	$11,798	$12,284
4/30/22	$11,977	$11,350	$12,175
5/31/22	$11,978	$11,423	$12,163
6/30/22	$11,683	$11,244	$11,861
7/31/22	$12,107	$11,519	$12,292
8/31/22	$11,824	$11,193	$12,001
9/30/22	$11,224	$10,710	$11,402
10/31/22	$11,357	$10,571	$11,527
11/30/22	$11,495	$10,960	$11,667
12/31/22	$11,392	$10,910	$11,590
1/31/23	$11,565	$11,246	$11,743
2/28/23	$11,435	$10,955	$11,608
3/31/23	$11,744	$11,234	$11,935
4/30/23	$11,767	$11,302	$11,954
5/31/23	$11,629	$11,179	$11,819
6/30/23	$11,575	$11,139	$11,764
7/31/23	$11,626	$11,131	$11,817
8/31/23	$11,582	$11,060	$11,770
9/30/23	$11,468	$10,779	$11,659
10/31/23	$11,458	$10,609	$11,648
11/30/23	$11,672	$11,089	$11,861
12/31/23	$11,897	$11,514	$12,098
1/31/24	$11,948	$11,482	$12,144
2/29/24	$11,845	$11,320	$12,040
3/31/24	$11,919	$11,424	$12,134
4/30/24	$11,813	$11,136	$12,019
5/31/24	$11,971	$11,324	$12,185
6/30/24	$12,064	$11,431	$12,274

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
TIPX	4.27%	2.59%	1.93%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index	4.33%	2.72%	2.07%

AssetsNet	$ 1,378,197,564	$ 1,378,197,564	$ 1,378,197,564	$ 1,378,197,564	$ 1,378,197,564	$ 1,378,197,564	$ 1,378,197,564	$ 1,378,197,564	$ 1,378,197,564
Holdings Count | Holding	34	34	34	34	34	34	34	34	34
Advisory Fees Paid, Amount		$ 2,010,459
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,378,197,564
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$2,010,459

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	16.8%
2 to 3 Years	13.8%
3 to 5 Years	33.6%
5 to 10 Years	35.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 01/15/26	4.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/31	3.8%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 07/15/25	3.7%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 07/15/32	3.4%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.4%
U.S. Treasury Inflation-Indexed Notes, 0.88%, due 01/15/29	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33	3.4%
U.S. Treasury Inflation-Indexed Notes, 0.25%, due 07/15/29	3.4%

Material Fund Change [Text Block]
C000066456
Shareholder Report [Line Items]
Fund Name		SPDR Bloomberg Convertible Securities ETF
Trading Symbol		CWB
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Bloomberg Convertible Securities ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Convertible Securities ETF	$41	0.40%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as inflation readings eased, so too did credit spreads. Equity indices saw large gains throughout the reporting period, with the S&P500 Index increasing over 22%, contributing to positive absolute returns for the convertible bond index.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	CWB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Convertible Liquid Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,856	$9,975	$9,872
8/31/14	$10,175	$10,085	$10,165
9/30/14	$9,892	$10,017	$9,874
10/31/14	$9,945	$10,115	$9,957
11/30/14	$10,073	$10,187	$10,073
12/31/14	$9,874	$10,196	$9,879
1/31/15	$9,747	$10,410	$9,786
2/28/15	$10,109	$10,312	$10,153
3/31/15	$10,102	$10,360	$10,106
4/30/15	$10,251	$10,323	$10,228
5/31/15	$10,445	$10,298	$10,482
6/30/15	$10,110	$10,186	$10,173
7/31/15	$10,080	$10,257	$10,147
8/31/15	$9,809	$10,242	$9,838
9/30/15	$9,580	$10,311	$9,640
10/31/15	$9,999	$10,313	$10,041
11/30/15	$9,940	$10,286	$9,988
12/31/15	$9,806	$10,252	$9,853
1/31/16	$9,300	$10,393	$9,370
2/29/16	$9,373	$10,467	$9,424
3/31/16	$9,874	$10,564	$9,894
4/30/16	$9,953	$10,604	$9,997
5/31/16	$10,039	$10,607	$10,105
6/30/16	$10,093	$10,798	$10,141
7/31/16	$10,534	$10,866	$10,584
8/31/16	$10,661	$10,854	$10,715
9/30/16	$10,784	$10,847	$10,862
10/31/16	$10,662	$10,765	$10,745
11/30/16	$10,715	$10,510	$10,760
12/31/16	$10,856	$10,524	$10,910
1/31/17	$11,160	$10,546	$11,251
2/28/17	$11,396	$10,616	$11,466
3/31/17	$11,490	$10,611	$11,573
4/30/17	$11,686	$10,693	$11,787
5/31/17	$11,792	$10,775	$11,901
6/30/17	$11,951	$10,764	$12,054
7/31/17	$12,302	$10,810	$12,440
8/31/17	$12,343	$10,908	$12,492
9/30/17	$12,399	$10,855	$12,557
10/31/17	$12,604	$10,862	$12,815
11/30/17	$12,599	$10,848	$12,796
12/31/17	$12,560	$10,898	$12,798
1/31/18	$13,187	$10,772	$13,425
2/28/18	$12,866	$10,670	$13,121
3/31/18	$12,874	$10,738	$13,098
4/30/18	$12,851	$10,659	$13,098
5/31/18	$13,326	$10,734	$13,583
6/30/18	$13,291	$10,722	$13,567
7/31/18	$13,356	$10,724	$13,614
8/31/18	$13,681	$10,793	$13,929
9/30/18	$13,595	$10,724	$13,851
10/31/18	$12,699	$10,639	$12,994
11/30/18	$13,015	$10,702	$13,291
12/31/18	$12,316	$10,899	$12,568
1/31/19	$13,294	$11,015	$13,571
2/28/19	$13,770	$11,008	$14,101
3/31/19	$13,794	$11,220	$14,091
4/30/19	$14,149	$11,223	$14,484
5/31/19	$13,418	$11,422	$13,756
6/30/19	$14,043	$11,565	$14,388
7/31/19	$14,256	$11,591	$14,594
8/31/19	$14,042	$11,891	$14,381
9/30/19	$13,997	$11,828	$14,298
10/31/19	$14,227	$11,863	$14,582
11/30/19	$14,624	$11,857	$14,985
12/31/19	$15,052	$11,849	$15,431
1/31/20	$15,551	$12,077	$15,949
2/29/20	$15,038	$12,294	$15,461
3/31/20	$13,023	$12,222	$13,426
4/30/20	$14,503	$12,439	$14,921
5/31/20	$15,554	$12,497	$15,999
6/30/20	$16,550	$12,576	$16,979
7/31/20	$17,785	$12,764	$18,335
8/31/20	$19,424	$12,661	$20,086
9/30/20	$18,948	$12,654	$19,548
10/31/20	$18,915	$12,597	$19,556
11/30/20	$21,554	$12,721	$22,255
12/31/20	$23,076	$12,739	$23,834
1/31/21	$23,567	$12,647	$24,446
2/28/21	$24,270	$12,465	$25,175
3/31/21	$23,293	$12,309	$24,182
4/30/21	$23,894	$12,406	$24,895
5/31/21	$23,630	$12,447	$24,565
6/30/21	$24,366	$12,534	$25,317
7/31/21	$24,075	$12,674	$25,049
8/31/21	$24,536	$12,650	$25,519
9/30/21	$24,041	$12,541	$24,979
10/31/21	$24,817	$12,537	$25,795
11/30/21	$23,696	$12,574	$24,664
12/31/21	$23,588	$12,542	$24,566
1/31/22	$21,844	$12,272	$22,828
2/28/22	$21,763	$12,135	$22,744
3/31/22	$22,015	$11,798	$22,925
4/30/22	$20,271	$11,350	$21,258
5/31/22	$19,671	$11,423	$20,523
6/30/22	$18,501	$11,244	$19,342
7/31/22	$19,474	$11,519	$20,329
8/31/22	$19,529	$11,193	$20,439
9/30/22	$18,195	$10,710	$19,204
10/31/22	$18,763	$10,571	$19,732
11/30/22	$19,223	$10,960	$20,158
12/31/22	$18,702	$10,910	$19,639
1/31/23	$19,832	$11,246	$20,818
2/28/23	$19,472	$10,955	$20,499
3/31/23	$19,553	$11,234	$20,544
4/30/23	$19,273	$11,302	$20,271
5/31/23	$19,538	$11,179	$20,451
6/30/23	$20,523	$11,139	$21,539
7/31/23	$21,095	$11,131	$22,129
8/31/23	$20,469	$11,060	$21,533
9/30/23	$19,932	$10,779	$21,006
10/31/23	$19,118	$10,609	$20,177
11/30/23	$20,164	$11,089	$21,250
12/31/23	$21,402	$11,514	$22,514
1/31/24	$21,130	$11,482	$22,224
2/29/24	$21,294	$11,320	$22,429
3/31/24	$21,742	$11,424	$22,854
4/30/24	$20,927	$11,136	$22,048
5/31/24	$21,390	$11,324	$22,491
6/30/24	$21,538	$11,431	$22,717

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
CWB	5.32%	8.98%	8.04%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Convertible Liquid Bond Index	5.45%	9.56%	8.55%

AssetsNet	$ 3,424,580,271	$ 3,424,580,271	$ 3,424,580,271	$ 3,424,580,271	$ 3,424,580,271	$ 3,424,580,271	$ 3,424,580,271	$ 3,424,580,271	$ 3,424,580,271
Holdings Count | Holding	299	299	299	299	299	299	299	299	299
Advisory Fees Paid, Amount		$ 15,413,536
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,424,580,271
# of Portfolio Holdings	299
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$15,413,536

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Communications	21.6%
Technology	20.8%
Consumer, Non-Cyclical	16.6%
Consumer, Cyclical	12.4%
Utilities	9.8%
Financial Services	9.5%
Industrial	4.5%
Energy	2.1%
Materials	0.9%
Basic Materials	0.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Alibaba Group Holding Ltd., 0.50%, due 06/01/31	2.0%
Wells Fargo & Co., A, 7.50%, due 12/31/49	1.9%
Royal Caribbean Cruises Ltd., 6.00%, due 08/15/25	1.6%
Bank of America Corp., 7.25%, due 12/31/49	1.5%
Palo Alto Networks, Inc., 0.38%, due 06/01/25	1.5%
Western Digital Corp., 3.00%, due 11/15/28	1.1%
Ford Motor Co., due 03/15/26	1.0%
PG&E Corp., 4.25%, due 12/01/27	0.9%
Uber Technologies, Inc., 0.88%, due 12/01/28	0.9%
Albemarle Corp., 7.25%, due 03/01/27	0.9%

Material Fund Change [Text Block]
C000047970
Shareholder Report [Line Items]
Fund Name		SPDR Nuveen Bloomberg Municipal Bond ETF
Trading Symbol		TFI
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Nuveen Bloomberg Municipal Bond ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Bloomberg Municipal Bond ETF	$23	0.23%

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period has been a period of shifting markets, as interest rates expectations moved drastically during this time period. We saw a large sell off to start the reporting period, before a significant rally to end the calendar year. 2024 saw a slight sell off throughout the first half of 2024. Despite this municipal performance held in due to higher income. Spreads tightened in 2024, providing better performance for high yield municipals. The yield curve became barbelled, with yields on the short and long ends providing more yield than the belly of the curve.

Curve exposure hurt performance slightly, as bonds with durations between 2 and 8 years hurt performance. Exposure to long bonds offset some of this. Exposure to transportation, electric and water and sewer bonds hurt performance. Special tax and Local general obligation exposure aided. Residual impacts were slightly positive to performance.

Top contributors include New York City general obligation, New York State Thruway and University of California bonds. Bonds purchased in the fall also aided performance as markets rallied after bottoming. Largest Detractors were Pflugerville Independent School District, Nashville General Obligation and Wisconsin Transit bonds.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	TFI	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal Managed Money 1-25 Years Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,037	$9,975	$10,026
8/31/14	$10,176	$10,085	$10,173
9/30/14	$10,183	$10,017	$10,166
10/31/14	$10,238	$10,115	$10,241
11/30/14	$10,249	$10,187	$10,248
12/31/14	$10,336	$10,196	$10,309
1/31/15	$10,545	$10,410	$10,533
2/28/15	$10,386	$10,312	$10,372
3/31/15	$10,399	$10,360	$10,412
4/30/15	$10,333	$10,323	$10,331
5/31/15	$10,263	$10,298	$10,300
6/30/15	$10,248	$10,186	$10,283
7/31/15	$10,373	$10,257	$10,382
8/31/15	$10,363	$10,242	$10,411
9/30/15	$10,474	$10,311	$10,503
10/31/15	$10,520	$10,313	$10,542
11/30/15	$10,558	$10,286	$10,597
12/31/15	$10,682	$10,252	$10,691
1/31/16	$10,805	$10,393	$10,848
2/29/16	$10,825	$10,467	$10,857
3/31/16	$10,852	$10,564	$10,897
4/30/16	$10,964	$10,604	$10,994
5/31/16	$10,973	$10,607	$11,019
6/30/16	$11,191	$10,798	$11,229
7/31/16	$11,188	$10,866	$11,227
8/31/16	$11,210	$10,854	$11,235
9/30/16	$11,137	$10,847	$11,170
10/31/16	$11,012	$10,765	$11,020
11/30/16	$10,540	$10,510	$10,528
12/31/16	$10,646	$10,524	$10,692
1/31/17	$10,698	$10,546	$10,756
2/28/17	$10,753	$10,616	$10,826
3/31/17	$10,787	$10,611	$10,852
4/30/17	$10,875	$10,693	$10,947
5/31/17	$11,077	$10,775	$11,153
6/30/17	$11,019	$10,764	$11,104
7/31/17	$11,122	$10,810	$11,202
8/31/17	$11,206	$10,908	$11,283
9/30/17	$11,126	$10,855	$11,209
10/31/17	$11,156	$10,862	$11,241
11/30/17	$11,092	$10,848	$11,174
12/31/17	$11,225	$10,898	$11,320
1/31/18	$11,054	$10,772	$11,139
2/28/18	$10,979	$10,670	$11,091
3/31/18	$11,044	$10,738	$11,144
4/30/18	$10,984	$10,659	$11,094
5/31/18	$11,115	$10,734	$11,237
6/30/18	$11,100	$10,722	$11,237
7/31/18	$11,122	$10,724	$11,257
8/31/18	$11,151	$10,793	$11,284
9/30/18	$11,051	$10,724	$11,197
10/31/18	$10,957	$10,639	$11,114
11/30/18	$11,112	$10,702	$11,263
12/31/18	$11,287	$10,899	$11,421
1/31/19	$11,349	$11,015	$11,524
2/28/19	$11,408	$11,008	$11,590
3/31/19	$11,601	$11,220	$11,784
4/30/19	$11,663	$11,223	$11,823
5/31/19	$11,839	$11,422	$11,994
6/30/19	$11,866	$11,565	$12,036
7/31/19	$11,982	$11,591	$12,148
8/31/19	$12,189	$11,891	$12,351
9/30/19	$12,069	$11,828	$12,226
10/31/19	$12,087	$11,863	$12,246
11/30/19	$12,087	$11,857	$12,275
12/31/19	$12,132	$11,849	$12,315
1/31/20	$12,380	$12,077	$12,561
2/29/20	$12,468	$12,294	$12,726
3/31/20	$12,026	$12,222	$12,352
4/30/20	$11,950	$12,439	$12,233
5/31/20	$12,493	$12,497	$12,698
6/30/20	$12,487	$12,576	$12,728
7/31/20	$12,687	$12,764	$12,943
8/31/20	$12,618	$12,661	$12,849
9/30/20	$12,613	$12,654	$12,853
10/31/20	$12,553	$12,597	$12,798
11/30/20	$12,770	$12,721	$13,010
12/31/20	$12,834	$12,739	$13,064
1/31/21	$12,856	$12,647	$13,119
2/28/21	$12,618	$12,465	$12,851
3/31/21	$12,673	$12,309	$12,934
4/30/21	$12,781	$12,406	$13,051
5/31/21	$12,809	$12,447	$13,083
6/30/21	$12,841	$12,534	$13,104
7/31/21	$12,920	$12,674	$13,229
8/31/21	$12,878	$12,650	$13,171
9/30/21	$12,762	$12,541	$13,052
10/31/21	$12,749	$12,537	$13,011
11/30/21	$12,848	$12,574	$13,143
12/31/21	$12,868	$12,542	$13,167
1/31/22	$12,494	$12,272	$12,747
2/28/22	$12,397	$12,135	$12,709
3/31/22	$11,940	$11,798	$12,239
4/30/22	$11,523	$11,350	$11,854
5/31/22	$11,731	$11,423	$12,069
6/30/22	$11,487	$11,244	$11,857
7/31/22	$11,833	$11,519	$12,215
8/31/22	$11,472	$11,193	$11,913
9/30/22	$11,063	$10,710	$11,427
10/31/22	$10,988	$10,571	$11,362
11/30/22	$11,595	$10,960	$11,941
12/31/22	$11,553	$10,910	$11,983
1/31/23	$11,928	$11,246	$12,358
2/28/23	$11,580	$10,955	$12,032
3/31/23	$11,892	$11,234	$12,342
4/30/23	$11,847	$11,302	$12,298
5/31/23	$11,711	$11,179	$12,150
6/30/23	$11,815	$11,139	$12,272
7/31/23	$11,813	$11,131	$12,313
8/31/23	$11,631	$11,060	$12,095
9/30/23	$11,257	$10,779	$11,680
10/31/23	$11,129	$10,609	$11,589
11/30/23	$11,866	$11,089	$12,421
12/31/23	$12,223	$11,514	$12,754
1/31/24	$12,173	$11,482	$12,665
2/29/24	$12,173	$11,320	$12,668
3/31/24	$12,128	$11,424	$12,642
4/30/24	$11,943	$11,136	$12,449
5/31/24	$11,869	$11,324	$12,367
6/30/24	$12,032	$11,431	$12,577

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
TFI	2.19%	0.30%	1.89%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg Municipal Managed Money 1-25 Years Index	2.48%	0.88%	2.32%

AssetsNet	$ 3,531,267,658	$ 3,531,267,658	$ 3,531,267,658	$ 3,531,267,658	$ 3,531,267,658	$ 3,531,267,658	$ 3,531,267,658	$ 3,531,267,658	$ 3,531,267,658
Holdings Count | Holding	1,484	1,484	1,484	1,484	1,484	1,484	1,484	1,484	1,484
Advisory Fees Paid, Amount		$ 8,277,688
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,531,267,658
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$8,277,688

Holdings [Text Block]

Top Ten States (%)

State	% Value of Total Net Assets
New York	21.0%
California	18.8%
Texas	12.8%
Washington	4.9%
Massachusetts	3.8%
Florida	2.6%
Maryland	2.5%
Connecticut	2.4%
Ohio	2.3%
Virginia	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
University of California, 5.00%, due 05/15/29	0.9%
New York City Municipal Water Finance Authority, 5.00%, due 06/15/35	0.6%
City of New York, 5.25%, due 04/01/44	0.6%
City of New York, 5.00%, due 08/01/29	0.5%
City of New York, 5.00%, due 08/01/31	0.5%
University of California, 5.00%, due 05/15/43	0.5%
City of New York, 5.00%, due 08/01/30	0.5%
Salt River Project Agricultural Improvement & Power District, 5.00%, due 01/01/31	0.5%
State of Washington, 5.00%, due 08/01/44	0.5%
State of California, 4.00%, due 03/01/36	0.5%

Material Fund Change [Text Block]
C000047964
Shareholder Report [Line Items]
Fund Name		SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
Trading Symbol		SHM
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	$20	0.20%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period has been a period of shifting markets, as interest rates expectations moved drastically during this time period. We saw a large sell off to start the reporting period, before a significant rally to end the calendar year. 2024 saw a slight sell off throughout the first half of 2024. Despite this municipal performance held in due to higher income. Spreads tightened in 2024, providing better performance for high yield municipals. The yield curve became barbelled, with yields on the short and long ends providing more yield than the belly of the curve.

The fund’s duration positioning was in line with the benchmark, though exposure in 2 to 4 year duration bonds maturing in 4 to 6 years hurt performance. Exposure in transportation bonds hurt performance, whereas exposure to special tax, water and sewer, education and leasing bonds all aided performance.

Residual impacts on the portfolio were slightly beneficial to performance. Top contributors to performance included New York City Water, Yale University and Chino Basin Inland Empire Utility. The largest detractors from performance include University of California General Obligation, California Various Purpose and Massachusetts General Obligation bonds.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SHM	Bloomberg U.S. Aggregate Bond Index	Bloomberg Managed Money Municipal Short Term Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,033	$9,975	$10,011
8/31/14	$10,069	$10,085	$10,045
9/30/14	$10,051	$10,017	$10,037
10/31/14	$10,064	$10,115	$10,049
11/30/14	$10,071	$10,187	$10,054
12/31/14	$10,028	$10,196	$10,017
1/31/15	$10,115	$10,410	$10,104
2/28/15	$10,080	$10,312	$10,070
3/31/15	$10,061	$10,360	$10,065
4/30/15	$10,035	$10,323	$10,059
5/31/15	$10,030	$10,298	$10,043
6/30/15	$10,066	$10,186	$10,068
7/31/15	$10,099	$10,257	$10,106
8/31/15	$10,111	$10,242	$10,115
9/30/15	$10,127	$10,311	$10,149
10/31/15	$10,168	$10,313	$10,181
11/30/15	$10,147	$10,286	$10,157
12/31/15	$10,159	$10,252	$10,154
1/31/16	$10,200	$10,393	$10,231
2/29/16	$10,233	$10,467	$10,266
3/31/16	$10,200	$10,564	$10,231
4/30/16	$10,227	$10,604	$10,262
5/31/16	$10,221	$10,607	$10,246
6/30/16	$10,276	$10,798	$10,305
7/31/16	$10,306	$10,866	$10,336
8/31/16	$10,303	$10,854	$10,375
9/30/16	$10,252	$10,847	$10,323
10/31/16	$10,227	$10,765	$10,304
11/30/16	$10,039	$10,510	$10,135
12/31/16	$10,094	$10,524	$10,173
1/31/17	$10,166	$10,546	$10,256
2/28/17	$10,212	$10,616	$10,314
3/31/17	$10,218	$10,611	$10,310
4/30/17	$10,252	$10,693	$10,350
5/31/17	$10,312	$10,775	$10,412
6/30/17	$10,260	$10,764	$10,377
7/31/17	$10,323	$10,810	$10,429
8/31/17	$10,365	$10,908	$10,377
9/30/17	$10,308	$10,855	$10,416
10/31/17	$10,297	$10,862	$10,410
11/30/17	$10,184	$10,848	$10,305
12/31/17	$10,198	$10,898	$10,332
1/31/18	$10,219	$10,772	$10,340
2/28/18	$10,221	$10,670	$10,337
3/31/18	$10,200	$10,738	$10,326
4/30/18	$10,164	$10,659	$10,293
5/31/18	$10,225	$10,734	$10,358
6/30/18	$10,259	$10,722	$10,396
7/31/18	$10,286	$10,724	$10,427
8/31/18	$10,281	$10,793	$10,420
9/30/18	$10,232	$10,724	$10,375
10/31/18	$10,211	$10,639	$10,364
11/30/18	$10,272	$10,702	$10,426
12/31/18	$10,367	$10,899	$10,501
1/31/19	$10,401	$11,015	$10,567
2/28/19	$10,440	$11,008	$10,599
3/31/19	$10,480	$11,220	$10,645
4/30/19	$10,487	$11,223	$10,642
5/31/19	$10,564	$11,422	$10,717
6/30/19	$10,603	$11,565	$10,764
7/31/19	$10,676	$11,591	$10,831
8/31/19	$10,690	$11,891	$10,857
9/30/19	$10,654	$11,828	$10,793
10/31/19	$10,685	$11,863	$10,843
11/30/19	$10,698	$11,857	$10,865
12/31/19	$10,731	$11,849	$10,887
1/31/20	$10,800	$12,077	$10,967
2/29/20	$10,817	$12,294	$11,001
3/31/20	$10,698	$12,222	$10,879
4/30/20	$10,731	$12,439	$10,899
5/31/20	$10,967	$12,497	$11,142
6/30/20	$10,949	$12,576	$11,134
7/31/20	$11,009	$12,764	$11,196
8/31/20	$10,991	$12,661	$11,185
9/30/20	$10,992	$12,654	$11,199
10/31/20	$10,957	$12,597	$11,176
11/30/20	$11,003	$12,721	$11,207
12/31/20	$11,013	$12,739	$11,219
1/31/21	$11,032	$12,647	$11,234
2/28/21	$10,964	$12,465	$11,169
3/31/21	$10,980	$12,309	$11,197
4/30/21	$11,008	$12,406	$11,225
5/31/21	$11,003	$12,447	$11,224
6/30/21	$11,003	$12,534	$11,176
7/31/21	$11,038	$12,674	$11,222
8/31/21	$11,023	$12,650	$11,216
9/30/21	$10,989	$12,541	$11,184
10/31/21	$10,973	$12,537	$11,164
11/30/21	$10,975	$12,574	$11,172
12/31/21	$10,979	$12,542	$11,178
1/31/22	$10,771	$12,272	$10,978
2/28/22	$10,742	$12,135	$10,945
3/31/22	$10,570	$11,798	$10,754
4/30/22	$10,442	$11,350	$10,637
5/31/22	$10,575	$11,423	$10,775
6/30/22	$10,573	$11,244	$10,765
7/31/22	$10,696	$11,519	$10,904
8/31/22	$10,527	$11,193	$10,747
9/30/22	$10,331	$10,710	$10,533
10/31/22	$10,328	$10,571	$10,531
11/30/22	$10,537	$10,960	$10,751
12/31/22	$10,558	$10,910	$10,773
1/31/23	$10,715	$11,246	$10,936
2/28/23	$10,496	$10,955	$10,752
3/31/23	$10,686	$11,234	$10,929
4/30/23	$10,616	$11,302	$10,865
5/31/23	$10,545	$11,179	$10,785
6/30/23	$10,607	$11,139	$10,853
7/31/23	$10,606	$11,131	$10,876
8/31/23	$10,599	$11,060	$10,838
9/30/23	$10,474	$10,779	$10,709
10/31/23	$10,470	$10,609	$10,719
11/30/23	$10,754	$11,089	$11,021
12/31/23	$10,881	$11,514	$11,140
1/31/24	$10,841	$11,482	$11,104
2/29/24	$10,852	$11,320	$11,112
3/31/24	$10,816	$11,424	$11,081
4/30/24	$10,757	$11,136	$11,023
5/31/24	$10,721	$11,324	$10,996
6/30/24	$10,801	$11,431	$11,091

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SHM	1.97%	0.39%	0.77%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg Managed Money Municipal Short Term Index	2.18%	0.68%	1.04%

AssetsNet	$ 3,784,936,985	$ 3,784,936,985	$ 3,784,936,985	$ 3,784,936,985	$ 3,784,936,985	$ 3,784,936,985	$ 3,784,936,985	$ 3,784,936,985	$ 3,784,936,985
Holdings Count | Holding	794	794	794	794	794	794	794	794	794
Advisory Fees Paid, Amount		$ 7,796,194
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,784,936,985
# of Portfolio Holdings	794
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$7,796,194

Holdings [Text Block]

Top Ten States (%)

State	% Value of Total Net Assets
California	21.1%
New York	17.6%
Texas	10.8%
Washington	4.8%
Connecticut	3.7%
Maryland	3.4%
Massachusetts	3.0%
Virginia	2.8%
Florida	2.3%
Georgia	2.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
State of California, 5.00%, due 09/01/28	1.3%
State of California, 5.00%, due 10/01/27	1.2%
New York City Municipal Water Finance Authority, 5.00%, due 06/15/26	1.1%
City of New York, 5.00%, due 08/01/27	1.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 11/01/27	0.8%
Triborough Bridge & Tunnel Authority, 4.00%, due 05/15/27	0.7%
University of California, 5.00%, due 05/15/28	0.7%
Triborough Bridge & Tunnel Authority, 5.00%, due 11/15/28	0.7%
Chino Basin Regional Financing Authority, 4.00%, due 11/01/25	0.6%
Los Angeles Unified School District, 5.00%, due 07/01/26	0.6%

Material Fund Change [Text Block]
C000088522
Shareholder Report [Line Items]
Fund Name		SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Trading Symbol		HYMB
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period has been a period of shifting markets, as interest rates expectations moved drastically during this time period. We saw a large sell off to start the reporting period, before a significant rally to end the calendar year. 2024 saw a slight sell off throughout the first half of 2024. Despite this municipal performance held in due to higher income. Spreads tightened in 2024, providing better performance for high yield municipals. The yield curve became barbelled, with yields on the short and long ends providing more yield than the belly of the curve.

Exposure to bonds with durations less than 2 years hurt performance, however in 2 to 8 years it aided performance, as did bonds with durations greater than 10 years. Exposure to unrated bonds and bonds rated double-A, single-A and triple-B hurt performance, whereas exposure in bonds rated double-B and single-B aided performance.

Residual impacts were a detractor from performance. Largest contributors include Puerto Rico Sales Tax, Florida Brightline and New Hope Sanctuary Long Term care. Largest detractors include Fulcrum Sierra, Illinoi Christian Homes and Sumter County IDA Enviva Project.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	HYMB	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal Yield Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,923	$9,975	$10,055
8/31/14	$10,118	$10,085	$10,309
9/30/14	$10,212	$10,017	$10,358
10/31/14	$10,276	$10,115	$10,370
11/30/14	$10,363	$10,187	$10,438
12/31/14	$10,493	$10,196	$10,511
1/31/15	$10,745	$10,410	$10,691
2/28/15	$10,592	$10,312	$10,637
3/31/15	$10,567	$10,360	$10,642
4/30/15	$10,559	$10,323	$10,597
5/31/15	$10,567	$10,298	$10,633
6/30/15	$10,306	$10,186	$10,466
7/31/15	$10,387	$10,257	$10,514
8/31/15	$10,472	$10,242	$10,565
9/30/15	$10,639	$10,311	$10,711
10/31/15	$10,744	$10,313	$10,801
11/30/15	$10,760	$10,286	$10,853
12/31/15	$10,896	$10,252	$10,928
1/31/16	$10,909	$10,393	$11,002
2/29/16	$10,978	$10,467	$11,069
3/31/16	$11,084	$10,564	$11,177
4/30/16	$11,242	$10,604	$11,268
5/31/16	$11,337	$10,607	$11,382
6/30/16	$11,616	$10,798	$11,674
7/31/16	$11,626	$10,866	$11,716
8/31/16	$11,645	$10,854	$11,778
9/30/16	$11,637	$10,847	$11,801
10/31/16	$11,499	$10,765	$11,702
11/30/16	$10,740	$10,510	$11,217
12/31/16	$11,121	$10,524	$11,277
1/31/17	$11,157	$10,546	$11,388
2/28/17	$11,315	$10,616	$11,562
3/31/17	$11,315	$10,611	$11,594
4/30/17	$11,403	$10,693	$11,717
5/31/17	$11,535	$10,775	$11,841
6/30/17	$11,476	$10,764	$11,833
7/31/17	$11,574	$10,810	$11,906
8/31/17	$11,705	$10,908	$12,023
9/30/17	$11,588	$10,855	$11,918
10/31/17	$11,363	$10,862	$11,910
11/30/17	$11,385	$10,848	$11,942
12/31/17	$11,480	$10,898	$12,068
1/31/18	$11,459	$10,772	$12,039
2/28/18	$11,445	$10,670	$12,022
3/31/18	$11,583	$10,738	$12,150
4/30/18	$11,614	$10,659	$12,186
5/31/18	$11,781	$10,734	$12,379
6/30/18	$11,835	$10,722	$12,450
7/31/18	$11,887	$10,724	$12,517
8/31/18	$11,967	$10,793	$12,609
9/30/18	$11,912	$10,724	$12,548
10/31/18	$11,817	$10,639	$12,396
11/30/18	$11,843	$10,702	$12,440
12/31/18	$12,040	$10,899	$12,564
1/31/19	$11,985	$11,015	$12,636
2/28/19	$12,140	$11,008	$12,753
3/31/19	$12,414	$11,220	$13,054
4/30/19	$12,483	$11,223	$13,124
5/31/19	$12,693	$11,422	$13,347
6/30/19	$12,754	$11,565	$13,427
7/31/19	$12,833	$11,591	$13,524
8/31/19	$13,094	$11,891	$13,823
9/30/19	$13,085	$11,828	$13,791
10/31/19	$13,077	$11,863	$13,817
11/30/19	$13,133	$11,857	$13,869
12/31/19	$13,179	$11,849	$13,916
1/31/20	$13,477	$12,077	$14,246
2/29/20	$13,621	$12,294	$14,534
3/31/20	$12,322	$12,222	$13,097
4/30/20	$11,920	$12,439	$12,674
5/31/20	$12,312	$12,497	$13,153
6/30/20	$12,782	$12,576	$13,623
7/31/20	$13,043	$12,764	$13,997
8/31/20	$13,022	$12,661	$14,017
9/30/20	$13,017	$12,654	$14,023
10/31/20	$12,987	$12,597	$14,031
11/30/20	$13,370	$12,721	$14,348
12/31/20	$13,658	$12,739	$14,597
1/31/21	$13,884	$12,647	$14,875
2/28/21	$13,647	$12,465	$14,703
3/31/21	$13,828	$12,309	$14,851
4/30/21	$13,967	$12,406	$15,054
5/31/21	$14,142	$12,447	$15,201
6/30/21	$14,280	$12,534	$15,363
7/31/21	$14,368	$12,674	$15,543
8/31/21	$14,337	$12,650	$15,509
9/30/21	$14,191	$12,541	$15,403
10/31/21	$14,134	$12,537	$15,337
11/30/21	$14,266	$12,574	$15,526
12/31/21	$14,364	$12,542	$15,563
1/31/22	$13,859	$12,272	$15,124
2/28/22	$13,811	$12,135	$15,074
3/31/22	$13,236	$11,798	$14,532
4/30/22	$12,759	$11,350	$14,040
5/31/22	$12,870	$11,423	$14,192
6/30/22	$12,457	$11,244	$13,783
7/31/22	$12,904	$11,519	$14,271
8/31/22	$12,538	$11,193	$13,949
9/30/22	$11,730	$10,710	$13,157
10/31/22	$11,498	$10,571	$12,907
11/30/22	$12,293	$10,960	$13,641
12/31/22	$12,154	$10,910	$13,632
1/31/23	$12,678	$11,246	$14,201
2/28/23	$12,264	$10,955	$13,788
3/31/23	$12,457	$11,234	$14,036
4/30/23	$12,496	$11,302	$14,088
5/31/23	$12,433	$11,179	$13,990
6/30/23	$12,616	$11,139	$14,221
7/31/23	$12,652	$11,131	$14,318
8/31/23	$12,514	$11,060	$14,095
9/30/23	$12,108	$10,779	$13,618
10/31/23	$11,834	$10,609	$13,413
11/30/23	$12,678	$11,089	$14,440
12/31/23	$13,096	$11,514	$14,855
1/31/24	$13,187	$11,482	$14,786
2/29/24	$13,251	$11,320	$14,882
3/31/24	$13,363	$11,424	$15,031
4/30/24	$13,141	$11,136	$14,907
5/31/24	$13,224	$11,324	$14,989
6/30/24	$13,382	$11,431	$15,326

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
HYMB	6.88%	1.12%	3.04%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg Municipal Yield Index	7.78%	2.68%	4.36%

AssetsNet	$ 2,682,627,660	$ 2,682,627,660	$ 2,682,627,660	$ 2,682,627,660	$ 2,682,627,660	$ 2,682,627,660	$ 2,682,627,660	$ 2,682,627,660	$ 2,682,627,660
Holdings Count | Holding	1,874	1,874	1,874	1,874	1,874	1,874	1,874	1,874	1,874
Advisory Fees Paid, Amount		$ 8,009,829
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,682,627,660
# of Portfolio Holdings	1,874
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$8,009,829

Holdings [Text Block]

Top Ten States (%)

State	% Value of Total Net Assets
Puerto Rico	11.5%
California	11.2%
New York	9.1%
Illinois	6.7%
Florida	5.9%
Ohio	4.9%
Texas	4.6%
Wisconsin	3.6%
Colorado	3.5%
Pennsylvania	4.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, due 07/01/58	2.0%
Buckeye Tobacco Settlement Financing Authority, 2, 5.00%, due 06/01/55	1.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.78%, due 07/01/58	1.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.75%, due 07/01/53	0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, due 07/01/40	0.8%
Commonwealth of Puerto Rico, 4.00%, due 07/01/41	0.8%
Commonwealth of Puerto Rico, 4.00%, due 07/01/46	0.6%
New York Liberty Development Corp., 1-3, 5.00%, due 11/15/44	0.6%
Metropolitan Pier & Exposition Authority, 4.00%, due 12/15/42	0.6%
New York Transportation Development Corp., 5.63%, due 04/01/40	0.5%

Material Fund Change [Text Block]
C000055013
Shareholder Report [Line Items]
Fund Name		SPDR Bloomberg High Yield Bond ETF
Trading Symbol		JNK
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Bloomberg High Yield Bond ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg High Yield Bond ETF	$42	0.40%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Markets were sensitive to data during the reporting period, and high yield spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as inflation readings eased, so too did spreads which, in conjunction with a more risk-on market mentality, resulted in positive performance for the Fund.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	JNK	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Very Liquid Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,763	$9,975	$9,837
8/31/14	$10,005	$10,085	$10,032
9/30/14	$9,750	$10,017	$9,785
10/31/14	$9,855	$10,115	$9,925
11/30/14	$9,708	$10,187	$9,829
12/31/14	$9,564	$10,196	$9,672
1/31/15	$9,643	$10,410	$9,736
2/28/15	$9,893	$10,312	$10,004
3/31/15	$9,800	$10,360	$9,923
4/30/15	$9,908	$10,323	$10,043
5/31/15	$9,948	$10,298	$10,069
6/30/15	$9,744	$10,186	$9,887
7/31/15	$9,678	$10,257	$9,830
8/31/15	$9,477	$10,242	$9,639
9/30/15	$9,183	$10,311	$9,360
10/31/15	$9,437	$10,313	$9,658
11/30/15	$9,197	$10,286	$9,426
12/31/15	$8,919	$10,252	$9,163
1/31/16	$8,730	$10,393	$9,022
2/29/16	$8,836	$10,467	$9,094
3/31/16	$9,107	$10,564	$9,500
4/30/16	$9,431	$10,604	$9,869
5/31/16	$9,467	$10,607	$9,917
6/30/16	$9,644	$10,798	$9,978
7/31/16	$9,792	$10,866	$10,239
8/31/16	$9,976	$10,854	$10,465
9/30/16	$10,077	$10,847	$10,519
10/31/16	$9,996	$10,765	$10,529
11/30/16	$10,017	$10,510	$10,486
12/31/16	$10,200	$10,524	$10,690
1/31/17	$10,331	$10,546	$10,824
2/28/17	$10,462	$10,616	$10,980
3/31/17	$10,441	$10,611	$10,951
4/30/17	$10,549	$10,693	$11,074
5/31/17	$10,666	$10,775	$11,177
6/30/17	$10,669	$10,764	$11,192
7/31/17	$10,778	$10,810	$11,320
8/31/17	$10,783	$10,908	$11,310
9/30/17	$10,848	$10,855	$11,397
10/31/17	$10,870	$10,862	$11,432
11/30/17	$10,835	$10,848	$11,395
12/31/17	$10,865	$10,898	$11,418
1/31/18	$10,865	$10,772	$11,456
2/28/18	$10,761	$10,670	$11,353
3/31/18	$10,706	$10,738	$11,279
4/30/18	$10,754	$10,659	$11,350
5/31/18	$10,733	$10,734	$11,337
6/30/18	$10,735	$10,722	$11,384
7/31/18	$10,925	$10,724	$11,528
8/31/18	$10,998	$10,793	$11,615
9/30/18	$11,060	$10,724	$11,677
10/31/18	$10,840	$10,639	$11,470
11/30/18	$10,762	$10,702	$11,391
12/31/18	$10,513	$10,899	$11,126
1/31/19	$11,065	$11,015	$11,702
2/28/19	$11,216	$11,008	$11,900
3/31/19	$11,363	$11,220	$12,025
4/30/19	$11,512	$11,223	$12,199
5/31/19	$11,285	$11,422	$12,019
6/30/19	$11,639	$11,565	$12,331
7/31/19	$11,651	$11,591	$12,387
8/31/19	$11,732	$11,891	$12,450
9/30/19	$11,777	$11,828	$12,484
10/31/19	$11,770	$11,863	$12,520
11/30/19	$11,838	$11,857	$12,564
12/31/19	$12,076	$11,849	$12,825
1/31/20	$12,020	$12,077	$12,798
2/29/20	$11,847	$12,294	$12,566
3/31/20	$10,538	$12,222	$11,245
4/30/20	$11,069	$12,439	$11,718
5/31/20	$11,459	$12,497	$12,255
6/30/20	$11,419	$12,576	$12,257
7/31/20	$12,036	$12,764	$12,862
8/31/20	$12,049	$12,661	$12,964
9/30/20	$11,928	$12,654	$12,814
10/31/20	$11,983	$12,597	$12,859
11/30/20	$12,406	$12,721	$13,352
12/31/20	$12,670	$12,739	$13,578
1/31/21	$12,607	$12,647	$13,593
2/28/21	$12,628	$12,465	$13,618
3/31/21	$12,746	$12,309	$13,656
4/30/21	$12,841	$12,406	$13,790
5/31/21	$12,849	$12,447	$13,822
6/30/21	$13,019	$12,534	$13,989
7/31/21	$13,043	$12,674	$14,026
8/31/21	$13,117	$12,650	$14,101
9/30/21	$13,084	$12,541	$14,092
10/31/21	$13,039	$12,537	$14,045
11/30/21	$12,871	$12,574	$13,895
12/31/21	$13,172	$12,542	$14,190
1/31/22	$12,813	$12,272	$13,782
2/28/22	$12,702	$12,135	$13,663
3/31/22	$12,534	$11,798	$13,505
4/30/22	$11,982	$11,350	$12,978
5/31/22	$12,156	$11,423	$13,041
6/30/22	$11,237	$11,244	$12,090
7/31/22	$11,998	$11,519	$12,891
8/31/22	$11,489	$11,193	$12,510
9/30/22	$11,037	$10,710	$11,985
10/31/22	$11,375	$10,571	$12,346
11/30/22	$11,790	$10,960	$12,615
12/31/22	$11,568	$10,910	$12,504
1/31/23	$12,032	$11,246	$13,010
2/28/23	$11,808	$10,955	$12,816
3/31/23	$12,053	$11,234	$12,980
4/30/23	$12,079	$11,302	$13,101
5/31/23	$11,927	$11,179	$12,955
6/30/23	$12,150	$11,139	$13,188
7/31/23	$12,315	$11,131	$13,371
8/31/23	$12,342	$11,060	$13,410
9/30/23	$12,133	$10,779	$13,231
10/31/23	$12,006	$10,609	$13,070
11/30/23	$12,583	$11,089	$13,693
12/31/23	$13,009	$11,514	$14,225
1/31/24	$13,028	$11,482	$14,203
2/29/24	$13,060	$11,320	$14,235
3/31/24	$13,206	$11,424	$14,406
4/30/24	$13,036	$11,136	$14,268
5/31/24	$13,243	$11,324	$14,426
6/30/24	$13,309	$11,431	$14,570

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
JNK	9.97%	2.80%	2.94%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg High Yield Very Liquid Index	10.49%	3.40%	3.84%

AssetsNet	$ 8,411,964,245	$ 8,411,964,245	$ 8,411,964,245	$ 8,411,964,245	$ 8,411,964,245	$ 8,411,964,245	$ 8,411,964,245	$ 8,411,964,245	$ 8,411,964,245
Holdings Count | Holding	1,199	1,199	1,199	1,199	1,199	1,199	1,199	1,199	1,199
Advisory Fees Paid, Amount		$ 32,661,159
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$8,411,964,245
# of Portfolio Holdings	1,199
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$32,661,159

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Consumer, Cyclical	18.7%
Consumer, Non-Cyclical	16.5%
Communications	15.0%
Financial	12.9%
Energy	11.9%
Industrial	11.8%
Technology	5.0%
Basic Materials	4.2%
Utilities	2.4%
Diversified	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Medline Borrower LP, 3.88%, due 04/01/29	0.5%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.4%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.4%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, due 08/15/27	0.4%
HUB International Ltd., 7.25%, due 06/15/30	0.4%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.4%
Panther Escrow Issuer LLC, 7.13%, due 06/01/31	0.3%
Carnival Corp., 5.75%, due 03/01/27	0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.3%

Material Fund Change [Text Block]
C000111386
Shareholder Report [Line Items]
Fund Name		SPDR Bloomberg Short Term High Yield Bond ETF
Trading Symbol		SJNK
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Bloomberg Short Term High Yield Bond ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term High Yield Bond ETF	$42	0.40%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Markets were sensitive to data during the reporting period, and high yield spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as inflation readings eased, so too did spreads which, in conjunction with a more risk-on market mentality, resulted in positive performance for the fund.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SJNK	Bloomberg U.S. Aggregate Bond Index	Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,852	$9,975	$9,895
8/31/14	$9,956	$10,085	$9,990
9/30/14	$9,794	$10,017	$9,842
10/31/14	$9,844	$10,115	$9,899
11/30/14	$9,745	$10,187	$9,864
12/31/14	$9,623	$10,196	$9,749
1/31/15	$9,647	$10,410	$9,759
2/28/15	$9,861	$10,312	$9,962
3/31/15	$9,800	$10,360	$9,916
4/30/15	$9,888	$10,323	$10,014
5/31/15	$9,914	$10,298	$10,058
6/30/15	$9,823	$10,186	$9,965
7/31/15	$9,710	$10,257	$9,857
8/31/15	$9,518	$10,242	$9,675
9/30/15	$9,288	$10,311	$9,464
10/31/15	$9,453	$10,313	$9,652
11/30/15	$9,237	$10,286	$9,459
12/31/15	$9,028	$10,252	$9,247
1/31/16	$8,831	$10,393	$9,079
2/29/16	$8,934	$10,467	$9,108
3/31/16	$9,157	$10,564	$9,469
4/30/16	$9,480	$10,604	$9,811
5/31/16	$9,567	$10,607	$9,902
6/30/16	$9,711	$10,798	$9,994
7/31/16	$9,808	$10,866	$10,195
8/31/16	$9,996	$10,854	$10,355
9/30/16	$10,109	$10,847	$10,446
10/31/16	$10,083	$10,765	$10,495
11/30/16	$10,133	$10,510	$10,490
12/31/16	$10,311	$10,524	$10,670
1/31/17	$10,407	$10,546	$10,789
2/28/17	$10,533	$10,616	$10,918
3/31/17	$10,511	$10,611	$10,905
4/30/17	$10,595	$10,693	$11,003
5/31/17	$10,683	$10,775	$11,079
6/30/17	$10,668	$10,764	$11,090
7/31/17	$10,745	$10,810	$11,176
8/31/17	$10,752	$10,908	$11,176
9/30/17	$10,817	$10,855	$11,252
10/31/17	$10,847	$10,862	$11,294
11/30/17	$10,831	$10,848	$11,259
12/31/17	$10,853	$10,898	$11,294
1/31/18	$10,924	$10,772	$11,387
2/28/18	$10,886	$10,670	$11,354
3/31/18	$10,873	$10,738	$11,331
4/30/18	$10,933	$10,659	$11,409
5/31/18	$10,949	$10,734	$11,449
6/30/18	$10,983	$10,722	$11,503
7/31/18	$11,131	$10,724	$11,620
8/31/18	$11,183	$10,793	$11,688
9/30/18	$11,259	$10,724	$11,758
10/31/18	$11,099	$10,639	$11,619
11/30/18	$11,039	$10,702	$11,555
12/31/18	$10,821	$10,899	$11,314
1/31/19	$11,236	$11,015	$11,739
2/28/19	$11,354	$11,008	$11,894
3/31/19	$11,445	$11,220	$11,963
4/30/19	$11,541	$11,223	$12,069
5/31/19	$11,388	$11,422	$11,961
6/30/19	$11,600	$11,565	$12,138
7/31/19	$11,613	$11,591	$12,175
8/31/19	$11,623	$11,891	$12,174
9/30/19	$11,659	$11,828	$12,201
10/31/19	$11,632	$11,863	$12,207
11/30/19	$11,640	$11,857	$12,203
12/31/19	$11,848	$11,849	$12,427
1/31/20	$11,826	$12,077	$12,422
2/29/20	$11,700	$12,294	$12,263
3/31/20	$10,447	$12,222	$10,912
4/30/20	$10,952	$12,439	$11,281
5/31/20	$11,257	$12,497	$11,697
6/30/20	$11,357	$12,576	$11,827
7/31/20	$11,807	$12,764	$12,233
8/31/20	$11,857	$12,661	$12,369
9/30/20	$11,815	$12,654	$12,298
10/31/20	$11,892	$12,597	$12,352
11/30/20	$12,291	$12,721	$12,788
12/31/20	$12,539	$12,739	$13,006
1/31/21	$12,553	$12,647	$13,090
2/28/21	$12,649	$12,465	$13,195
3/31/21	$12,806	$12,309	$13,289
4/30/21	$12,895	$12,406	$13,406
5/31/21	$12,921	$12,447	$13,463
6/30/21	$13,052	$12,534	$13,581
7/31/21	$13,036	$12,674	$13,584
8/31/21	$13,085	$12,650	$13,648
9/30/21	$13,092	$12,541	$13,676
10/31/21	$13,097	$12,537	$13,689
11/30/21	$12,963	$12,574	$13,578
12/31/21	$13,167	$12,542	$13,764
1/31/22	$12,983	$12,272	$13,572
2/28/22	$12,909	$12,135	$13,497
3/31/22	$12,820	$11,798	$13,390
4/30/22	$12,515	$11,350	$13,127
5/31/22	$12,617	$11,423	$13,121
6/30/22	$11,933	$11,244	$12,448
7/31/22	$12,519	$11,519	$13,016
8/31/22	$12,232	$11,193	$12,845
9/30/22	$11,949	$10,710	$12,518
10/31/22	$12,239	$10,571	$12,811
11/30/22	$12,598	$10,960	$13,036
12/31/22	$12,454	$10,910	$12,983
1/31/23	$12,844	$11,246	$13,370
2/28/23	$12,716	$10,955	$13,290
3/31/23	$12,900	$11,234	$13,383
4/30/23	$12,928	$11,302	$13,492
5/31/23	$12,847	$11,179	$13,416
6/30/23	$13,070	$11,139	$13,627
7/31/23	$13,215	$11,131	$13,790
8/31/23	$13,286	$11,060	$13,867
9/30/23	$13,175	$10,779	$13,787
10/31/23	$13,057	$10,609	$13,656
11/30/23	$13,544	$11,089	$14,127
12/31/23	$13,899	$11,514	$14,553
1/31/24	$13,934	$11,482	$14,551
2/29/24	$14,004	$11,320	$14,637
3/31/24	$14,115	$11,424	$14,767
4/30/24	$14,007	$11,136	$14,678
5/31/24	$14,159	$11,324	$14,812
6/30/24	$14,237	$11,431	$14,945

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SJNK	9.28%	4.22%	3.63%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	9.69%	4.25%	4.10%

AssetsNet	$ 4,663,418,876	$ 4,663,418,876	$ 4,663,418,876	$ 4,663,418,876	$ 4,663,418,876	$ 4,663,418,876	$ 4,663,418,876	$ 4,663,418,876	$ 4,663,418,876
Holdings Count | Holding	1,058	1,058	1,058	1,058	1,058	1,058	1,058	1,058	1,058
Advisory Fees Paid, Amount		$ 16,351,083
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$4,663,418,876
# of Portfolio Holdings	1,058
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$16,351,083

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Consumer, Cyclical	23.8%
Communications	15.2%
Consumer, Non-Cyclical	13.2%
Financial	12.3%
Industrial	10.8%
Energy	10.2%
Technology	4.7%
Basic Materials	3.8%
Utilities	2.9%
Diversified	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, due 08/15/27	0.5%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.5%
Carnival Holdings Bermuda Ltd., 10.38%, due 05/01/28	0.4%
Venture Global LNG, Inc., 8.13%, due 06/01/28	0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.4%
Western Digital Corp., 4.75%, due 02/15/26	0.4%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 02/15/28	0.4%
Mauser Packaging Solutions Holding Co., 7.88%, due 04/15/27	0.4%

Material Fund Change [Text Block]
C000107256
Shareholder Report [Line Items]
Fund Name		SPDR Bloomberg Investment Grade Floating Rate ETF
Trading Symbol		FLRN
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Bloomberg Investment Grade Floating Rate ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Investment Grade Floating Rate ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as inflation readings eased, so too did credit spreads, impacting performance positively. In addition, the higher rate environment helped fund performance due to the structure of the floating rate holdings.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	FLRN	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Dollar Floating Rate
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,011	$9,975	$10,007
8/31/14	$10,015	$10,085	$10,017
9/30/14	$10,013	$10,017	$10,023
10/31/14	$10,021	$10,115	$10,020
11/30/14	$10,006	$10,187	$10,019
12/31/14	$9,980	$10,196	$10,008
1/31/15	$9,976	$10,410	$10,011
2/28/15	$9,997	$10,312	$10,025
3/31/15	$10,025	$10,360	$10,033
4/30/15	$10,043	$10,323	$10,045
5/31/15	$10,058	$10,298	$10,054
6/30/15	$10,056	$10,186	$10,051
7/31/15	$10,028	$10,257	$10,051
8/31/15	$9,988	$10,242	$10,050
9/30/15	$10,000	$10,311	$10,029
10/31/15	$9,995	$10,313	$10,036
11/30/15	$10,017	$10,286	$10,045
12/31/15	$10,026	$10,252	$10,044
1/31/16	$10,016	$10,393	$10,046
2/29/16	$10,009	$10,467	$10,046
3/31/16	$10,033	$10,564	$10,069
4/30/16	$10,078	$10,604	$10,093
5/31/16	$10,083	$10,607	$10,110
6/30/16	$10,081	$10,798	$10,115
7/31/16	$10,123	$10,866	$10,139
8/31/16	$10,122	$10,854	$10,166
9/30/16	$10,174	$10,847	$10,174
10/31/16	$10,167	$10,765	$10,189
11/30/16	$10,198	$10,510	$10,203
12/31/16	$10,200	$10,524	$10,217
1/31/17	$10,223	$10,546	$10,238
2/28/17	$10,237	$10,616	$10,263
3/31/17	$10,255	$10,611	$10,278
4/30/17	$10,271	$10,693	$10,296
5/31/17	$10,278	$10,775	$10,313
6/30/17	$10,291	$10,764	$10,331
7/31/17	$10,312	$10,810	$10,353
8/31/17	$10,314	$10,908	$10,366
9/30/17	$10,335	$10,855	$10,386
10/31/17	$10,361	$10,862	$10,409
11/30/17	$10,368	$10,848	$10,423
12/31/17	$10,380	$10,898	$10,438
1/31/18	$10,419	$10,772	$10,466
2/28/18	$10,424	$10,670	$10,478
3/31/18	$10,431	$10,738	$10,487
4/30/18	$10,464	$10,659	$10,521
5/31/18	$10,482	$10,734	$10,541
6/30/18	$10,490	$10,722	$10,561
7/31/18	$10,523	$10,724	$10,592
8/31/18	$10,553	$10,793	$10,620
9/30/18	$10,577	$10,724	$10,643
10/31/18	$10,575	$10,639	$10,657
11/30/18	$10,558	$10,702	$10,645
12/31/18	$10,524	$10,899	$10,630
1/31/19	$10,609	$11,015	$10,704
2/28/19	$10,652	$11,008	$10,747
3/31/19	$10,691	$11,220	$10,786
4/30/19	$10,730	$11,223	$10,830
5/31/19	$10,749	$11,422	$10,854
6/30/19	$10,783	$11,565	$10,886
7/31/19	$10,810	$11,591	$10,921
8/31/19	$10,834	$11,891	$10,941
9/30/19	$10,870	$11,828	$10,971
10/31/19	$10,895	$11,863	$11,006
11/30/19	$10,923	$11,857	$11,032
12/31/19	$10,951	$11,849	$11,058
1/31/20	$10,980	$12,077	$11,094
2/29/20	$10,978	$12,294	$11,104
3/31/20	$10,523	$12,222	$10,763
4/30/20	$10,794	$12,439	$10,951
5/31/20	$10,887	$12,497	$11,031
6/30/20	$10,950	$12,576	$11,105
7/31/20	$10,987	$12,764	$11,144
8/31/20	$11,008	$12,661	$11,166
9/30/20	$11,011	$12,654	$11,171
10/31/20	$11,017	$12,597	$11,185
11/30/20	$11,029	$12,721	$11,198
12/31/20	$11,036	$12,739	$11,208
1/31/21	$11,057	$12,647	$11,222
2/28/21	$11,062	$12,465	$11,231
3/31/21	$11,059	$12,309	$11,228
4/30/21	$11,059	$12,406	$11,234
5/31/21	$11,072	$12,447	$11,245
6/30/21	$11,078	$12,534	$11,251
7/31/21	$11,078	$12,674	$11,254
8/31/21	$11,081	$12,650	$11,259
9/30/21	$11,088	$12,541	$11,265
10/31/21	$11,084	$12,537	$11,265
11/30/21	$11,076	$12,574	$11,259
12/31/21	$11,075	$12,542	$11,258
1/31/22	$11,079	$12,272	$11,265
2/28/22	$11,073	$12,135	$11,264
3/31/22	$11,049	$11,798	$11,236
4/30/22	$11,049	$11,350	$11,239
5/31/22	$11,035	$11,423	$11,239
6/30/22	$10,927	$11,244	$11,202
7/31/22	$11,009	$11,519	$11,220
8/31/22	$11,072	$11,193	$11,275
9/30/22	$11,059	$10,710	$11,297
10/31/22	$11,090	$10,571	$11,313
11/30/22	$11,152	$10,960	$11,366
12/31/22	$11,224	$10,910	$11,425
1/31/23	$11,309	$11,246	$11,523
2/28/23	$11,389	$10,955	$11,589
3/31/23	$11,340	$11,234	$11,587
4/30/23	$11,446	$11,302	$11,660
5/31/23	$11,512	$11,179	$11,737
6/30/23	$11,589	$11,139	$11,805
7/31/23	$11,649	$11,131	$11,874
8/31/23	$11,709	$11,060	$11,937
9/30/23	$11,772	$10,779	$11,999
10/31/23	$11,817	$10,609	$12,056
11/30/23	$11,884	$11,089	$12,121
12/31/23	$11,957	$11,514	$12,191
1/31/24	$12,020	$11,482	$12,268
2/29/24	$12,103	$11,320	$12,341
3/31/24	$12,168	$11,424	$12,411
4/30/24	$12,232	$11,136	$12,477
5/31/24	$12,303	$11,324	$12,546
6/30/24	$12,353	$11,431	$12,604

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
FLRN	6.68%	2.74%	2.13%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Dollar Floating Rate	6.76%	2.97%	2.34%

AssetsNet	$ 2,496,839,756	$ 2,496,839,756	$ 2,496,839,756	$ 2,496,839,756	$ 2,496,839,756	$ 2,496,839,756	$ 2,496,839,756	$ 2,496,839,756	$ 2,496,839,756
Holdings Count | Holding	349	349	349	349	349	349	349	349	349
Advisory Fees Paid, Amount		$ 3,579,174
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,496,839,756
# of Portfolio Holdings	349
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$3,579,174

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	20.4%
1 to 2 Years	33.6%
2 to 3 Years	25.1%
3 to 5 Years	19.5%
5 to 10 Years	0.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
International Bank for Reconstruction & Development, 5.80%, due 08/19/27	1.7%
International Bank for Reconstruction & Development, 5.72%, due 01/12/27	1.5%
European Bank for Reconstruction & Development, 5.55%, due 04/14/26	1.3%
International Bank for Reconstruction & Development, 5.68%, due 09/23/26	1.3%
International Bank for Reconstruction & Development, 5.68%, due 09/18/25	1.1%
Inter-American Development Bank, 5.54%, due 09/16/26	1.0%
Inter-American Development Bank, 5.56%, due 02/10/26	1.0%
International Bank for Reconstruction & Development, 5.67%, due 05/15/28	0.9%
Inter-American Development Bank, 5.67%, due 02/15/29	0.9%
Asian Development Bank, 6.37%, due 06/16/26	0.9%

Material Fund Change [Text Block]
C000234530
Shareholder Report [Line Items]
Fund Name		SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Trading Symbol		LQIG
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (the "Fund") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	$7	0.07%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Fixed income markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as soon as inflation readings eased, so too did credit spreads decline to period lows, resulting in modestly positive performance for the period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	LQIG	Bloomberg U.S. Aggregate Bond Index	MarketAxess U.S. Investment Grade 400 Corporate Bond Index
05/11/22	$10,000	$10,000	$10,000
05/31/22	$10,252	$10,285	$10,140
06/30/22	$9,888	$10,124	$9,820
07/31/22	$10,300	$10,371	$10,220
08/31/22	$9,871	$10,078	$9,843
09/30/22	$9,355	$9,643	$9,294
10/31/22	$9,305	$9,518	$9,231
11/30/22	$9,863	$9,868	$9,742
12/31/22	$9,721	$9,823	$9,669
01/31/23	$10,207	$10,125	$10,115
02/28/23	$9,810	$9,864	$9,746
03/31/23	$10,186	$10,114	$10,118
04/30/23	$10,237	$10,175	$10,174
05/31/23	$10,079	$10,065	$10,026
06/30/23	$10,151	$10,029	$10,073
07/31/23	$10,163	$10,022	$10,095
08/31/23	$10,054	$9,958	$10,001
09/30/23	$9,739	$9,705	$9,698
10/31/23	$9,537	$9,552	$9,498
11/30/23	$10,211	$9,984	$10,138
12/31/23	$10,642	$10,366	$10,587
01/31/24	$10,612	$10,338	$10,555
02/29/24	$10,432	$10,192	$10,377
03/31/24	$10,584	$10,286	$10,519
04/30/24	$10,270	$10,026	$10,222
05/31/24	$10,488	$10,196	$10,433
06/30/24	$10,549	$10,292	$10,508

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 5/11/22
LQIG	4.25%	2.25%
Bloomberg U.S. Aggregate Bond Index	2.63%	18.48%
MarketAxess U.S. Investment Grade 400 Corporate Bond Index	4.32%	2.35%

Performance Inception Date			May 11, 2022
AssetsNet	$ 56,610,099	$ 56,610,099	$ 56,610,099	$ 56,610,099	$ 56,610,099	$ 56,610,099	$ 56,610,099	$ 56,610,099	$ 56,610,099
Holdings Count | Holding	389	389	389	389	389	389	389	389	389
Advisory Fees Paid, Amount		$ 32,935
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$56,610,099
# of Portfolio Holdings	389
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$32,935

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	2.7%
1 to 2 Years	0.2%
2 to 3 Years	9.7%
3 to 5 Years	16.1%
5 to 10 Years	33.3%
10 to 20 Years	11.6%
20 to 30 Years	23.0%
Greater than 30 Years	4.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Morgan Stanley, 1.59%, due 05/04/27	0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.9%
HSBC Holdings PLC, 5.21%, due 08/11/28	0.8%
CVS Health Corp., 5.05%, due 03/25/48	0.7%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.7%
Bank of America Corp., 3.42%, due 12/20/28	0.6%
Goldman Sachs Group, Inc., 6.75%, due 10/01/37	0.6%
Wells Fargo & Co., 5.39%, due 04/24/34	0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.6%
Bank of America Corp., 5.29%, due 04/25/34	0.5%

Material Fund Change [Text Block]
C000047967
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio TIPS ETF
Trading Symbol		SPIP
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio TIPS ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio TIPS ETF	$12	0.12%

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for the committee to start lowering interest rates, and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data during the reporting period, as evidenced by moves in Treasury yields. Ten-year TIPS yields reached a high of 2.52% in October, dropped to a low of 1.64% in December, and ended the reporting period slightly higher at 2.11%, resulting in positive, albeit muted, returns for the strategy.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPIP	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government Inflation-Linked Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,005	$9,975	$10,011
8/31/14	$10,075	$10,085	$10,066
9/30/14	$9,800	$10,017	$9,795
10/31/14	$9,884	$10,115	$9,890
11/30/14	$9,916	$10,187	$9,920
12/31/14	$9,833	$10,196	$9,819
1/31/15	$10,171	$10,410	$10,144
2/28/15	$10,014	$10,312	$10,012
3/31/15	$9,971	$10,360	$9,963
4/30/15	$10,020	$10,323	$10,032
5/31/15	$9,907	$10,298	$9,940
6/30/15	$9,804	$10,186	$9,832
7/31/15	$9,858	$10,257	$9,862
8/31/15	$9,756	$10,242	$9,778
9/30/15	$9,700	$10,311	$9,712
10/31/15	$9,736	$10,313	$9,742
11/30/15	$9,722	$10,286	$9,734
12/31/15	$9,629	$10,252	$9,651
1/31/16	$9,784	$10,393	$9,799
2/29/16	$9,893	$10,467	$9,915
3/31/16	$10,074	$10,564	$10,101
4/30/16	$10,099	$10,604	$10,140
5/31/16	$10,018	$10,607	$10,064
6/30/16	$10,261	$10,798	$10,284
7/31/16	$10,337	$10,866	$10,387
8/31/16	$10,298	$10,854	$10,342
9/30/16	$10,382	$10,847	$10,394
10/31/16	$10,318	$10,765	$10,344
11/30/16	$10,093	$10,510	$10,135
12/31/16	$10,067	$10,524	$10,120
1/31/17	$10,172	$10,546	$10,208
2/28/17	$10,221	$10,616	$10,263
3/31/17	$10,215	$10,611	$10,258
4/30/17	$10,267	$10,693	$10,320
5/31/17	$10,266	$10,775	$10,316
6/30/17	$10,166	$10,764	$10,215
7/31/17	$10,222	$10,810	$10,258
8/31/17	$10,333	$10,908	$10,376
9/30/17	$10,255	$10,855	$10,307
10/31/17	$10,280	$10,862	$10,330
11/30/17	$10,295	$10,848	$10,349
12/31/17	$10,404	$10,898	$10,453
1/31/18	$10,306	$10,772	$10,361
2/28/18	$10,196	$10,670	$10,249
3/31/18	$10,297	$10,738	$10,364
4/30/18	$10,287	$10,659	$10,358
5/31/18	$10,319	$10,734	$10,400
6/30/18	$10,383	$10,722	$10,446
7/31/18	$10,329	$10,724	$10,392
8/31/18	$10,398	$10,793	$10,468
9/30/18	$10,292	$10,724	$10,350
10/31/18	$10,129	$10,639	$10,188
11/30/18	$10,174	$10,702	$10,242
12/31/18	$10,236	$10,899	$10,299
1/31/19	$10,389	$11,015	$10,443
2/28/19	$10,369	$11,008	$10,440
3/31/19	$10,575	$11,220	$10,642
4/30/19	$10,600	$11,223	$10,676
5/31/19	$10,792	$11,422	$10,868
6/30/19	$10,875	$11,565	$10,956
7/31/19	$10,914	$11,591	$10,999
8/31/19	$11,191	$11,891	$11,284
9/30/19	$11,056	$11,828	$11,118
10/31/19	$11,053	$11,863	$11,145
11/30/19	$11,077	$11,857	$11,165
12/31/19	$11,121	$11,849	$11,200
1/31/20	$11,377	$12,077	$11,452
2/29/20	$11,492	$12,294	$11,623
3/31/20	$11,324	$12,222	$11,416
4/30/20	$11,626	$12,439	$11,749
5/31/20	$11,699	$12,497	$11,778
6/30/20	$11,824	$12,576	$11,913
7/31/20	$12,119	$12,764	$12,215
8/31/20	$12,221	$12,661	$12,339
9/30/20	$12,174	$12,654	$12,292
10/31/20	$12,088	$12,597	$12,208
11/30/20	$12,241	$12,721	$12,353
12/31/20	$12,387	$12,739	$12,493
1/31/21	$12,416	$12,647	$12,528
2/28/21	$12,188	$12,465	$12,298
3/31/21	$12,156	$12,309	$12,265
4/30/21	$12,336	$12,406	$12,448
5/31/21	$12,464	$12,447	$12,600
6/30/21	$12,566	$12,534	$12,689
7/31/21	$12,914	$12,674	$13,045
8/31/21	$12,896	$12,650	$13,018
9/30/21	$12,795	$12,541	$12,917
10/31/21	$12,940	$12,537	$13,069
11/30/21	$13,072	$12,574	$13,200
12/31/21	$13,104	$12,542	$13,242
1/31/22	$12,818	$12,272	$12,948
2/28/22	$12,934	$12,135	$13,055
3/31/22	$12,673	$11,798	$12,803
4/30/22	$12,374	$11,350	$12,524
5/31/22	$12,236	$11,423	$12,371
6/30/22	$11,836	$11,244	$11,962
7/31/22	$12,379	$11,519	$12,505
8/31/22	$12,038	$11,193	$12,168
9/30/22	$11,208	$10,710	$11,333
10/31/22	$11,363	$10,571	$11,476
11/30/22	$11,582	$10,960	$11,696
12/31/22	$11,435	$10,910	$11,573
1/31/23	$11,675	$11,246	$11,795
2/28/23	$11,520	$10,955	$11,632
3/31/23	$11,848	$11,234	$11,972
4/30/23	$11,853	$11,302	$11,980
5/31/23	$11,708	$11,179	$11,837
6/30/23	$11,674	$11,139	$11,803
7/31/23	$11,683	$11,131	$11,810
8/31/23	$11,570	$11,060	$11,699
9/30/23	$11,342	$10,779	$11,473
10/31/23	$11,248	$10,609	$11,379
11/30/23	$11,577	$11,089	$11,697
12/31/23	$11,863	$11,514	$12,018
1/31/24	$11,904	$11,482	$12,036
2/29/24	$11,775	$11,320	$11,908
3/31/24	$11,849	$11,424	$12,005
4/30/24	$11,652	$11,136	$11,795
5/31/24	$11,858	$11,324	$12,006
6/30/24	$11,946	$11,431	$12,096

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPIP	2.38%	1.90%	1.79%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Government Inflation-Linked Bond Index	2.48%	2.00%	1.92%

AssetsNet	$ 1,012,069,490	$ 1,012,069,490	$ 1,012,069,490	$ 1,012,069,490	$ 1,012,069,490	$ 1,012,069,490	$ 1,012,069,490	$ 1,012,069,490	$ 1,012,069,490
Holdings Count | Holding	51	51	51	51	51	51	51	51	51
Advisory Fees Paid, Amount		$ 1,690,002
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$1,012,069,490
# of Portfolio Holdings	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,690,002

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	0.6%
1 to 2 Years	13.1%
2 to 3 Years	12.5%
3 to 5 Years	26.9%
5 to 10 Years	29.1%
10 to 20 Years	8.1%
20 to 30 Years	9.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 01/15/26	3.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/31	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	3.0%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 07/15/25	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	2.9%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	2.9%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	2.9%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	2.8%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	2.8%

Material Fund Change [Text Block]
C000055009
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio Short Term Treasury ETF
Trading Symbol		SPTS
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio Short Term Treasury ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Short Term Treasury ETF	$3	0.03%

Effective August 1, 2023 the management fee for the Fund was reduced from 0.06% to 0.03%.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for the committee to start lowering interest rates, and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were very sensitive to data prints during the reporting period, as evidenced by moves in Treasury yields. Two-year yields started the period at 4.89% before dropping to a low of 4.14% in January after a number of decreasing monthly CPI prints suggested that the Fed may start cutting rates in the first half of 2024. As inflation data ticked back up in subsequent months, yields followed suit, with 2-year yields ending the reporting period at 4.75%.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPTS	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,985	$9,975	$9,979
8/31/14	$10,014	$10,085	$10,013
9/30/14	$9,997	$10,017	$9,996
10/31/14	$10,069	$10,115	$10,044
11/30/14	$10,069	$10,187	$10,074
12/31/14	$10,036	$10,196	$10,041
1/31/15	$10,139	$10,410	$10,139
2/28/15	$10,084	$10,312	$10,089
3/31/15	$10,131	$10,360	$10,130
4/30/15	$10,134	$10,323	$10,132
5/31/15	$10,137	$10,298	$10,141
6/30/15	$10,127	$10,186	$10,132
7/31/15	$10,134	$10,257	$10,150
8/31/15	$10,141	$10,242	$10,149
9/30/15	$10,192	$10,311	$10,202
10/31/15	$10,163	$10,313	$10,179
11/30/15	$10,137	$10,286	$10,148
12/31/15	$10,119	$10,252	$10,134
1/31/16	$10,223	$10,393	$10,245
2/29/16	$10,251	$10,467	$10,270
3/31/16	$10,279	$10,564	$10,294
4/30/16	$10,271	$10,604	$10,293
5/31/16	$10,255	$10,607	$10,277
6/30/16	$10,358	$10,798	$10,379
7/31/16	$10,353	$10,866	$10,375
8/31/16	$10,321	$10,854	$10,341
9/30/16	$10,335	$10,847	$10,359
10/31/16	$10,313	$10,765	$10,336
11/30/16	$10,209	$10,510	$10,235
12/31/16	$10,211	$10,524	$10,236
1/31/17	$10,222	$10,546	$10,254
2/28/17	$10,240	$10,616	$10,270
3/31/17	$10,250	$10,611	$10,276
4/30/17	$10,280	$10,693	$10,310
5/31/17	$10,313	$10,775	$10,335
6/30/17	$10,289	$10,764	$10,318
7/31/17	$10,319	$10,810	$10,347
8/31/17	$10,347	$10,908	$10,384
9/30/17	$10,315	$10,855	$10,349
10/31/17	$10,302	$10,862	$10,339
11/30/17	$10,274	$10,848	$10,309
12/31/17	$10,270	$10,898	$10,308
1/31/18	$10,212	$10,772	$10,247
2/28/18	$10,197	$10,670	$10,233
3/31/18	$10,228	$10,738	$10,267
4/30/18	$10,189	$10,659	$10,230
5/31/18	$10,228	$10,734	$10,268
6/30/18	$10,232	$10,722	$10,269
7/31/18	$10,225	$10,724	$10,267
8/31/18	$10,260	$10,793	$10,301
9/30/18	$10,250	$10,724	$10,289
10/31/18	$10,262	$10,639	$10,303
11/30/18	$10,300	$10,702	$10,341
12/31/18	$10,385	$10,899	$10,424
1/31/19	$10,413	$11,015	$10,452
2/28/19	$10,420	$11,008	$10,463
3/31/19	$10,486	$11,220	$10,528
4/30/19	$10,505	$11,223	$10,549
5/31/19	$10,582	$11,422	$10,627
6/30/19	$10,636	$11,565	$10,682
7/31/19	$10,626	$11,591	$10,670
8/31/19	$10,711	$11,891	$10,757
9/30/19	$10,698	$11,828	$10,744
10/31/19	$10,734	$11,863	$10,780
11/30/19	$10,727	$11,857	$10,776
12/31/19	$10,747	$11,849	$10,799
1/31/20	$10,811	$12,077	$10,859
2/29/20	$10,909	$12,294	$10,956
3/31/20	$11,052	$12,222	$11,097
4/30/20	$11,064	$12,439	$11,112
5/31/20	$11,070	$12,497	$11,120
6/30/20	$11,075	$12,576	$11,124
7/31/20	$11,086	$12,764	$11,134
8/31/20	$11,083	$12,661	$11,132
9/30/20	$11,082	$12,654	$11,135
10/31/20	$11,081	$12,597	$11,130
11/30/20	$11,084	$12,721	$11,134
12/31/20	$11,090	$12,739	$11,140
1/31/21	$11,090	$12,647	$11,143
2/28/21	$11,085	$12,465	$11,137
3/31/21	$11,083	$12,309	$11,134
4/30/21	$11,084	$12,406	$11,139
5/31/21	$11,097	$12,447	$11,149
6/30/21	$11,077	$12,534	$11,130
7/31/21	$11,096	$12,674	$11,149
8/31/21	$11,095	$12,650	$11,148
9/30/21	$11,082	$12,541	$11,137
10/31/21	$11,047	$12,537	$11,101
11/30/21	$11,042	$12,574	$11,096
12/31/21	$11,017	$12,542	$11,073
1/31/22	$10,939	$12,272	$10,995
2/28/22	$10,897	$12,135	$10,950
3/31/22	$10,741	$11,798	$10,795
4/30/22	$10,688	$11,350	$10,744
5/31/22	$10,751	$11,423	$10,808
6/30/22	$10,686	$11,244	$10,739
7/31/22	$10,731	$11,519	$10,785
8/31/22	$10,646	$11,193	$10,699
9/30/22	$10,519	$10,710	$10,573
10/31/22	$10,504	$10,571	$10,563
11/30/22	$10,577	$10,960	$10,632
12/31/22	$10,596	$10,910	$10,651
1/31/23	$10,673	$11,246	$10,729
2/28/23	$10,589	$10,955	$10,646
3/31/23	$10,765	$11,234	$10,820
4/30/23	$10,790	$11,302	$10,849
5/31/23	$10,753	$11,179	$10,811
6/30/23	$10,696	$11,139	$10,755
7/31/23	$10,731	$11,131	$10,792
8/31/23	$10,778	$11,060	$10,834
9/30/23	$10,769	$10,779	$10,831
10/31/23	$10,803	$10,609	$10,868
11/30/23	$10,919	$11,089	$10,981
12/31/23	$11,044	$11,514	$11,108
1/31/24	$11,082	$11,482	$11,148
2/29/24	$11,038	$11,320	$11,100
3/31/24	$11,072	$11,424	$11,139
4/30/24	$11,031	$11,136	$11,097
5/31/24	$11,109	$11,324	$11,174
6/30/24	$11,173	$11,431	$11,238

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPTS	4.50%	0.99%	1.12%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg 1-3 Year U.S. Treasury Index	4.51%	1.02%	1.17%

AssetsNet	$ 4,495,545,407	$ 4,495,545,407	$ 4,495,545,407	$ 4,495,545,407	$ 4,495,545,407	$ 4,495,545,407	$ 4,495,545,407	$ 4,495,545,407	$ 4,495,545,407
Holdings Count | Holding	97	97	97	97	97	97	97	97	97
Advisory Fees Paid, Amount		$ 1,741,950
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$4,495,545,407
# of Portfolio Holdings	97
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,741,950

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	54.7%
2 to 3 Years	44.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 5.00%, due 08/31/25	2.6%
U.S. Treasury Notes, 5.00%, due 09/30/25	2.3%
U.S. Treasury Notes, 4.25%, due 10/15/25	1.9%
U.S. Treasury Notes, 4.25%, due 01/31/26	1.9%
U.S. Treasury Notes, 4.63%, due 09/15/26	1.9%
U.S. Treasury Notes, 4.50%, due 03/31/26	1.8%
U.S. Treasury Notes, 4.38%, due 08/15/26	1.8%
U.S. Treasury Notes, 4.88%, due 05/31/26	1.8%
U.S. Treasury Notes, 4.13%, due 06/15/26	1.8%
U.S. Treasury Notes, 4.00%, due 12/15/25	1.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 1, 2023 the Management Fee for the Fund was reduced from 0.06% to 0.03%.
C000047965
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio Intermediate Term Treasury ETF
Trading Symbol		SPTI
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio Intermediate Term Treasury ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Intermediate Term Treasury ETF	$3	0.03%

Effective August 1, 2023 the management fee was reduced from 0.06% to 0.03%.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for the committee to start lowering interest rates, and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive data during the reporting period, as evidenced by the moves in Treasury yields. Ten-year yields reached a high of 4.99% in October on the back of still-high inflation data, but soon dropped to a low of 3.75% in December after the Fed signaled they may start cutting rates in the first half of 2024. As inflation data ticked back up in subsequent months, yields followed suit with 10-year yields ending the reporting period at 4.39%.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPTI	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-10 Year U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,972	$9,975	$9,974
8/31/14	$10,050	$10,085	$10,038
9/30/14	$10,003	$10,017	$10,002
10/31/14	$10,073	$10,115	$10,074
11/30/14	$10,119	$10,187	$10,126
12/31/14	$10,084	$10,196	$10,099
1/31/15	$10,266	$10,410	$10,265
2/28/15	$10,156	$10,312	$10,173
3/31/15	$10,223	$10,360	$10,228
4/30/15	$10,211	$10,323	$10,218
5/31/15	$10,216	$10,298	$10,222
6/30/15	$10,166	$10,186	$10,181
7/31/15	$10,227	$10,257	$10,223
8/31/15	$10,213	$10,242	$10,228
9/30/15	$10,293	$10,311	$10,307
10/31/15	$10,262	$10,313	$10,272
11/30/15	$10,224	$10,286	$10,238
12/31/15	$10,235	$10,252	$10,218
1/31/16	$10,370	$10,393	$10,385
2/29/16	$10,418	$10,467	$10,438
3/31/16	$10,438	$10,564	$10,458
4/30/16	$10,430	$10,604	$10,455
5/31/16	$10,414	$10,607	$10,439
6/30/16	$10,571	$10,798	$10,593
7/31/16	$10,576	$10,866	$10,597
8/31/16	$10,516	$10,854	$10,547
9/30/16	$10,538	$10,847	$10,565
10/31/16	$10,485	$10,765	$10,512
11/30/16	$10,295	$10,510	$10,329
12/31/16	$10,292	$10,524	$10,326
1/31/17	$10,318	$10,546	$10,347
2/28/17	$10,346	$10,616	$10,378
3/31/17	$10,352	$10,611	$10,383
4/30/17	$10,405	$10,693	$10,438
5/31/17	$10,447	$10,775	$10,480
6/30/17	$10,419	$10,764	$10,452
7/31/17	$10,454	$10,810	$10,485
8/31/17	$10,516	$10,908	$10,550
9/30/17	$10,451	$10,855	$10,487
10/31/17	$10,439	$10,862	$10,473
11/30/17	$10,409	$10,848	$10,441
12/31/17	$10,408	$10,898	$10,444
1/31/18	$10,306	$10,772	$10,342
2/28/18	$10,273	$10,670	$10,311
3/31/18	$10,322	$10,738	$10,365
4/30/18	$10,266	$10,659	$10,305
5/31/18	$10,343	$10,734	$10,393
6/30/18	$10,347	$10,722	$10,390
7/31/18	$10,313	$10,724	$10,355
8/31/18	$10,390	$10,793	$10,437
9/30/18	$10,311	$10,724	$10,353
10/31/18	$10,309	$10,639	$10,349
11/30/18	$10,407	$10,702	$10,446
12/31/18	$10,612	$10,899	$10,656
1/31/19	$10,672	$11,015	$10,715
2/28/19	$10,645	$11,008	$10,693
3/31/19	$10,831	$11,220	$10,873
4/30/19	$10,817	$11,223	$10,864
5/31/19	$11,041	$11,422	$11,084
6/30/19	$11,147	$11,565	$11,201
7/31/19	$11,135	$11,591	$11,176
8/31/19	$11,413	$11,891	$11,460
9/30/19	$11,331	$11,828	$11,382
10/31/19	$11,365	$11,863	$11,411
11/30/19	$11,314	$11,857	$11,366
12/31/19	$11,287	$11,849	$11,342
1/31/20	$11,526	$12,077	$11,575
2/29/20	$11,771	$12,294	$11,830
3/31/20	$12,110	$12,222	$12,142
4/30/20	$12,124	$12,439	$12,187
5/31/20	$12,160	$12,497	$12,218
6/30/20	$12,176	$12,576	$12,232
7/31/20	$12,231	$12,764	$12,292
8/31/20	$12,185	$12,661	$12,251
9/30/20	$12,203	$12,654	$12,264
10/31/20	$12,125	$12,597	$12,188
11/30/20	$12,147	$12,721	$12,210
12/31/20	$12,146	$12,739	$12,212
1/31/21	$12,099	$12,647	$12,159
2/28/21	$11,939	$12,465	$11,992
3/31/21	$11,795	$12,309	$11,854
4/30/21	$11,867	$12,406	$11,927
5/31/21	$11,909	$12,447	$11,983
6/30/21	$11,923	$12,534	$11,983
7/31/21	$12,067	$12,674	$12,127
8/31/21	$12,032	$12,650	$12,093
9/30/21	$11,914	$12,541	$11,976
10/31/21	$11,826	$12,537	$11,887
11/30/21	$11,883	$12,574	$11,943
12/31/21	$11,837	$12,542	$11,907
1/31/22	$11,645	$12,272	$11,706
2/28/22	$11,594	$12,135	$11,652
3/31/22	$11,206	$11,798	$11,266
4/30/22	$10,936	$11,350	$10,995
5/31/22	$11,019	$11,423	$11,077
6/30/22	$10,927	$11,244	$10,987
7/31/22	$11,150	$11,519	$11,206
8/31/22	$10,823	$11,193	$10,885
9/30/22	$10,471	$10,710	$10,528
10/31/22	$10,396	$10,571	$10,453
11/30/22	$10,657	$10,960	$10,716
12/31/22	$10,577	$10,910	$10,657
1/31/23	$10,832	$11,246	$10,895
2/28/23	$10,566	$10,955	$10,628
3/31/23	$10,890	$11,234	$10,952
4/30/23	$10,966	$11,302	$11,033
5/31/23	$10,849	$11,179	$10,918
6/30/23	$10,718	$11,139	$10,784
7/31/23	$10,709	$11,131	$10,776
8/31/23	$10,687	$11,060	$10,755
9/30/23	$10,506	$10,779	$10,578
10/31/23	$10,420	$10,609	$10,488
11/30/23	$10,747	$11,089	$10,810
12/31/23	$11,026	$11,514	$11,112
1/31/24	$11,057	$11,482	$11,124
2/29/24	$10,885	$11,320	$10,955
3/31/24	$10,944	$11,424	$11,021
4/30/24	$10,721	$11,136	$10,791
5/31/24	$10,875	$11,324	$10,944
6/30/24	$10,984	$11,431	$11,060

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPTI	2.52%	(0.30%)	0.94%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg 3-10 Year U.S. Treasury Index	2.55%	(0.26%)	1.01%

AssetsNet	$ 5,801,347,662	$ 5,801,347,662	$ 5,801,347,662	$ 5,801,347,662	$ 5,801,347,662	$ 5,801,347,662	$ 5,801,347,662	$ 5,801,347,662	$ 5,801,347,662
Holdings Count | Holding	110	110	110	110	110	110	110	110	110
Advisory Fees Paid, Amount		$ 1,516,440
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$5,801,347,662
# of Portfolio Holdings	110
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,516,440

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	1.6%
3 to 5 Years	50.1%
5 to 10 Years	49.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 4.50%, due 11/15/33	2.5%
U.S. Treasury Notes, 2.75%, due 08/15/32	2.3%
U.S. Treasury Notes, 4.13%, due 11/15/32	2.2%
U.S. Treasury Notes, 3.88%, due 08/15/33	2.2%
U.S. Treasury Notes, 3.38%, due 05/15/33	2.1%
U.S. Treasury Notes, 3.50%, due 01/31/28	2.0%
U.S. Treasury Notes, 4.00%, due 02/15/34	2.0%
U.S. Treasury Notes, 1.75%, due 01/31/29	1.9%
U.S. Treasury Notes, 4.13%, due 10/31/27	1.8%
U.S. Treasury Notes, 1.25%, due 08/15/31	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 1, 2023 the management fee was reduced from 0.06% to 0.03%.
C000047966
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio Long Term Treasury ETF
Trading Symbol		SPTL
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio Long Term Treasury ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Long Term Treasury ETF	$3	0.03%

Effective August 1, 2023 the management fee was reduced from 0.06% to 0.03%.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for the committee to start lowering interest rates, and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data prints during the reporting period, with 30-year yields oscillating between 5.11% and 3.95% throughout the reporting period depending on the most recent inflation readings. Since 2023-year end, inflation data ticked back up slowly and yields followed suit, with 10-year yields ending the reporting period at 4.56%.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPTL	Bloomberg U.S. Aggregate Bond Index	Bloomberg Long U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,057	$9,975	$10,055
8/31/14	$10,491	$10,085	$10,463
9/30/14	$10,290	$10,017	$10,269
10/31/14	$10,555	$10,115	$10,551
11/30/14	$10,858	$10,187	$10,843
12/31/14	$11,168	$10,196	$11,154
1/31/15	$12,168	$10,410	$12,108
2/28/15	$11,489	$10,312	$11,461
3/31/15	$11,602	$10,360	$11,595
4/30/15	$11,249	$10,323	$11,235
5/31/15	$10,996	$10,298	$11,056
6/30/15	$10,596	$10,186	$10,633
7/31/15	$11,044	$10,257	$11,005
8/31/15	$10,972	$10,242	$11,003
9/30/15	$11,177	$10,311	$11,172
10/31/15	$11,130	$10,313	$11,111
11/30/15	$11,038	$10,286	$11,020
12/31/15	$11,014	$10,252	$11,018
1/31/16	$11,587	$10,393	$11,572
2/29/16	$11,909	$10,467	$11,917
3/31/16	$11,913	$10,564	$11,917
4/30/16	$11,840	$10,604	$11,857
5/31/16	$11,922	$10,607	$11,951
6/30/16	$12,703	$10,798	$12,685
7/31/16	$12,961	$10,866	$12,969
8/31/16	$12,823	$10,854	$12,846
9/30/16	$12,652	$10,847	$12,639
10/31/16	$12,119	$10,765	$12,123
11/30/16	$11,160	$10,510	$11,224
12/31/16	$11,116	$10,524	$11,164
1/31/17	$11,195	$10,546	$11,208
2/28/17	$11,369	$10,616	$11,382
3/31/17	$11,299	$10,611	$11,320
4/30/17	$11,473	$10,693	$11,494
5/31/17	$11,681	$10,775	$11,722
6/30/17	$11,759	$10,764	$11,769
7/31/17	$11,688	$10,810	$11,696
8/31/17	$12,072	$10,908	$12,097
9/30/17	$11,804	$10,855	$11,836
10/31/17	$11,799	$10,862	$11,826
11/30/17	$11,879	$10,848	$11,911
12/31/17	$12,098	$10,898	$12,116
1/31/18	$11,698	$10,772	$11,725
2/28/18	$11,353	$10,670	$11,373
3/31/18	$11,669	$10,738	$11,718
4/30/18	$11,432	$10,659	$11,490
5/31/18	$11,649	$10,734	$11,734
6/30/18	$11,720	$10,722	$11,755
7/31/18	$11,557	$10,724	$11,582
8/31/18	$11,708	$10,793	$11,765
9/30/18	$11,388	$10,724	$11,416
10/31/18	$11,070	$10,639	$11,068
11/30/18	$11,269	$10,702	$11,278
12/31/18	$11,918	$10,899	$11,895
1/31/19	$11,954	$11,015	$11,975
2/28/19	$11,804	$11,008	$11,828
3/31/19	$12,441	$11,220	$12,450
4/30/19	$12,203	$11,223	$12,227
5/31/19	$13,018	$11,422	$13,027
6/30/19	$13,146	$11,565	$13,201
7/31/19	$13,193	$11,591	$13,222
8/31/19	$14,593	$11,891	$14,611
9/30/19	$14,220	$11,828	$14,246
10/31/19	$14,069	$11,863	$14,124
11/30/19	$14,013	$11,857	$14,051
12/31/19	$13,577	$11,849	$13,659
1/31/20	$14,594	$12,077	$14,594
2/29/20	$15,555	$12,294	$15,571
3/31/20	$16,577	$12,222	$16,514
4/30/20	$16,731	$12,439	$16,848
5/31/20	$16,436	$12,497	$16,533
6/30/20	$16,504	$12,576	$16,555
7/31/20	$17,199	$12,764	$17,254
8/31/20	$16,362	$12,661	$16,511
9/30/20	$16,495	$12,654	$16,574
10/31/20	$15,948	$12,597	$16,075
11/30/20	$16,197	$12,721	$16,268
12/31/20	$16,006	$12,739	$16,077
1/31/21	$15,455	$12,647	$15,497
2/28/21	$14,591	$12,465	$14,634
3/31/21	$13,865	$12,309	$13,904
4/30/21	$14,190	$12,406	$14,228
5/31/21	$14,166	$12,447	$14,292
6/30/21	$14,758	$12,534	$14,803
7/31/21	$15,296	$12,674	$15,343
8/31/21	$15,264	$12,650	$15,311
9/30/21	$14,822	$12,541	$14,872
10/31/21	$15,116	$12,537	$15,149
11/30/21	$15,502	$12,574	$15,551
12/31/21	$15,208	$12,542	$15,330
1/31/22	$14,647	$12,272	$14,695
2/28/22	$14,430	$12,135	$14,480
3/31/22	$13,687	$11,798	$13,707
4/30/22	$12,451	$11,350	$12,488
5/31/22	$12,206	$11,423	$12,252
6/30/22	$12,036	$11,244	$12,071
7/31/22	$12,352	$11,519	$12,394
8/31/22	$11,805	$11,193	$11,845
9/30/22	$10,862	$10,710	$10,909
10/31/22	$10,276	$10,571	$10,304
11/30/22	$10,994	$10,960	$11,033
12/31/22	$10,740	$10,910	$10,845
1/31/23	$11,513	$11,246	$11,540
2/28/23	$10,954	$10,955	$10,993
3/31/23	$11,472	$11,234	$11,514
4/30/23	$11,523	$11,302	$11,574
5/31/23	$11,206	$11,179	$11,250
6/30/23	$11,204	$11,139	$11,248
7/31/23	$10,960	$11,131	$11,004
8/31/23	$10,659	$11,060	$10,698
9/30/23	$9,878	$10,779	$9,917
10/31/23	$9,390	$10,609	$9,428
11/30/23	$10,257	$11,089	$10,291
12/31/23	$11,096	$11,514	$11,177
1/31/24	$10,897	$11,482	$10,931
2/29/24	$10,641	$11,320	$10,682
3/31/24	$10,749	$11,424	$10,813
4/30/24	$10,112	$11,136	$10,154
5/31/24	$10,396	$11,324	$10,444
6/30/24	$10,568	$11,431	$10,616

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPTL	(5.60%)	(4.30%)	0.53%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg Long U.S. Treasury Index	(5.61%)	(4.26%)	0.60%

AssetsNet	$ 10,018,815,154	$ 10,018,815,154	$ 10,018,815,154	$ 10,018,815,154	$ 10,018,815,154	$ 10,018,815,154	$ 10,018,815,154	$ 10,018,815,154	$ 10,018,815,154
Holdings Count | Holding	86	86	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 2,587,954
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$10,018,815,154
# of Portfolio Holdings	86
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$2,587,954

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	0.9%
10 to 20 Years	42.6%
20 to 30 Years	56.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bonds, 4.75%, due 11/15/53	2.9%
U.S. Treasury Bonds, 4.25%, due 02/15/54	2.9%
U.S. Treasury Bonds, 4.13%, due 08/15/53	2.5%
U.S. Treasury Bonds, 4.00%, due 11/15/52	2.3%
U.S. Treasury Bonds, 3.63%, due 02/15/53	2.2%
U.S. Treasury Bonds, 3.63%, due 05/15/53	2.2%
U.S. Treasury Bonds, 4.38%, due 08/15/43	2.1%
U.S. Treasury Bonds, 4.63%, due 05/15/54	2.1%
U.S. Treasury Bonds, 1.75%, due 08/15/41	2.1%
U.S. Treasury Bonds, 2.88%, due 05/15/52	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 1, 2023 the management fee was reduced from 0.06% to 0.03%.
C000055010
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio Short Term Corporate Bond ETF
Trading Symbol		SPSB
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio Short Term Corporate Bond ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Short Term Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as soon as inflation readings eased, so too did credit spreads decline to period lows, resulting in modestly positive performance for the period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPSB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,984	$9,975	$10,002
8/31/14	$10,009	$10,085	$10,023
9/30/14	$9,993	$10,017	$10,006
10/31/14	$10,019	$10,115	$10,033
11/30/14	$10,022	$10,187	$10,049
12/31/14	$10,002	$10,196	$10,019
1/31/15	$10,047	$10,410	$10,075
2/28/15	$10,061	$10,312	$10,078
3/31/15	$10,080	$10,360	$10,097
4/30/15	$10,077	$10,323	$10,115
5/31/15	$10,073	$10,298	$10,125
6/30/15	$10,061	$10,186	$10,104
7/31/15	$10,080	$10,257	$10,111
8/31/15	$10,046	$10,242	$10,095
9/30/15	$10,081	$10,311	$10,134
10/31/15	$10,100	$10,313	$10,149
11/30/15	$10,119	$10,286	$10,142
12/31/15	$10,086	$10,252	$10,120
1/31/16	$10,082	$10,393	$10,145
2/29/16	$10,125	$10,467	$10,147
3/31/16	$10,189	$10,564	$10,238
4/30/16	$10,226	$10,604	$10,280
5/31/16	$10,217	$10,607	$10,280
6/30/16	$10,284	$10,798	$10,346
7/31/16	$10,315	$10,866	$10,367
8/31/16	$10,306	$10,854	$10,369
9/30/16	$10,320	$10,847	$10,379
10/31/16	$10,318	$10,765	$10,385
11/30/16	$10,274	$10,510	$10,344
12/31/16	$10,300	$10,524	$10,360
1/31/17	$10,317	$10,546	$10,392
2/28/17	$10,342	$10,616	$10,425
3/31/17	$10,353	$10,611	$10,432
4/30/17	$10,378	$10,693	$10,460
5/31/17	$10,404	$10,775	$10,486
6/30/17	$10,409	$10,764	$10,493
7/31/17	$10,449	$10,810	$10,535
8/31/17	$10,471	$10,908	$10,555
9/30/17	$10,470	$10,855	$10,555
10/31/17	$10,476	$10,862	$10,565
11/30/17	$10,448	$10,848	$10,539
12/31/17	$10,462	$10,898	$10,551
1/31/18	$10,434	$10,772	$10,532
2/28/18	$10,401	$10,670	$10,508
3/31/18	$10,414	$10,738	$10,511
4/30/18	$10,420	$10,659	$10,521
5/31/18	$10,455	$10,734	$10,562
6/30/18	$10,453	$10,722	$10,561
7/31/18	$10,485	$10,724	$10,586
8/31/18	$10,531	$10,793	$10,629
9/30/18	$10,530	$10,724	$10,635
10/31/18	$10,525	$10,639	$10,637
11/30/18	$10,539	$10,702	$10,643
12/31/18	$10,613	$10,899	$10,718
1/31/19	$10,704	$11,015	$10,800
2/28/19	$10,733	$11,008	$10,833
3/31/19	$10,805	$11,220	$10,913
4/30/19	$10,835	$11,223	$10,946
5/31/19	$10,893	$11,422	$11,006
6/30/19	$10,969	$11,565	$11,083
7/31/19	$10,979	$11,591	$11,091
8/31/19	$11,056	$11,891	$11,177
9/30/19	$11,072	$11,828	$11,189
10/31/19	$11,111	$11,863	$11,237
11/30/19	$11,121	$11,857	$11,247
12/31/19	$11,161	$11,849	$11,286
1/31/20	$11,220	$12,077	$11,347
2/29/20	$11,278	$12,294	$11,415
3/31/20	$11,002	$12,222	$11,112
4/30/20	$11,263	$12,439	$11,363
5/31/20	$11,386	$12,497	$11,487
6/30/20	$11,462	$12,576	$11,565
7/31/20	$11,506	$12,764	$11,617
8/31/20	$11,527	$12,661	$11,640
9/30/20	$11,522	$12,654	$11,635
10/31/20	$11,531	$12,597	$11,656
11/30/20	$11,568	$12,721	$11,690
12/31/20	$11,594	$12,739	$11,714
1/31/21	$11,590	$12,647	$11,717
2/28/21	$11,588	$12,465	$11,723
3/31/21	$11,585	$12,309	$11,711
4/30/21	$11,602	$12,406	$11,732
5/31/21	$11,620	$12,447	$11,756
6/30/21	$11,611	$12,534	$11,743
7/31/21	$11,625	$12,674	$11,761
8/31/21	$11,626	$12,650	$11,764
9/30/21	$11,624	$12,541	$11,762
10/31/21	$11,581	$12,537	$11,721
11/30/21	$11,551	$12,574	$11,697
12/31/21	$11,567	$12,542	$11,699
1/31/22	$11,470	$12,272	$11,608
2/28/22	$11,412	$12,135	$11,546
3/31/22	$11,277	$11,798	$11,410
4/30/22	$11,190	$11,350	$11,326
5/31/22	$11,270	$11,423	$11,405
6/30/22	$11,168	$11,244	$11,294
7/31/22	$11,278	$11,519	$11,394
8/31/22	$11,176	$11,193	$11,314
9/30/22	$11,026	$10,710	$11,155
10/31/22	$11,008	$10,571	$11,133
11/30/22	$11,158	$10,960	$11,283
12/31/22	$11,184	$10,910	$11,311
1/31/23	$11,306	$11,246	$11,426
2/28/23	$11,228	$10,955	$11,350
3/31/23	$11,344	$11,234	$11,451
4/30/23	$11,398	$11,302	$11,515
5/31/23	$11,375	$11,179	$11,493
6/30/23	$11,372	$11,139	$11,482
7/31/23	$11,437	$11,131	$11,556
8/31/23	$11,469	$11,060	$11,584
9/30/23	$11,453	$10,779	$11,571
10/31/23	$11,479	$10,609	$11,597
11/30/23	$11,656	$11,089	$11,773
12/31/23	$11,815	$11,514	$11,930
1/31/24	$11,862	$11,482	$11,985
2/29/24	$11,833	$11,320	$11,960
3/31/24	$11,902	$11,424	$12,024
4/30/24	$11,873	$11,136	$11,997
5/31/24	$11,966	$11,324	$12,091
6/30/24	$12,020	$11,431	$12,149

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPSB	5.82%	1.86%	1.87%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. 1-3 Year Corporate Bond Index	5.83%	1.86%	1.97%

AssetsNet	$ 7,631,871,014	$ 7,631,871,014	$ 7,631,871,014	$ 7,631,871,014	$ 7,631,871,014	$ 7,631,871,014	$ 7,631,871,014	$ 7,631,871,014	$ 7,631,871,014
Holdings Count | Holding	1,446	1,446	1,446	1,446	1,446	1,446	1,446	1,446	1,446
Advisory Fees Paid, Amount		$ 2,977,377
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$7,631,871,014
# of Portfolio Holdings	1,446
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$2,977,377

Holdings [Text Block]

Top Sectors

Sector	% Value of Total Net Assets
Financial	46.2%
Consumer, Non-Cyclical	12.6%
Consumer, Cyclical	8.6%
Industrial	7.3%
Technology	7.2%
Utilities	5.4%
Communications	5.3%
Energy	4.7%
Basic Materials	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Institutional U.S. Government Money Market Fund, Class G Shares, INST, 5.30%, due 12/31/30	2.9%
Goldman Sachs Bank USA, 5.28%, due 03/18/27	0.5%
Apple, Inc., 2.45%, due 08/04/26	0.4%
AbbVie, Inc., 2.95%, due 11/21/26	0.4%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/26	0.4%
Microsoft Corp., 2.40%, due 08/08/26	0.4%
Boeing Co., 2.20%, due 02/04/26	0.4%
JPMorgan Chase Bank NA, 5.11%, due 12/08/26	0.4%
Amazon.com, Inc., 1.00%, due 05/12/26	0.4%
Bank of America Corp., 1.32%, due 06/19/26	0.4%

Material Fund Change [Text Block]
C000066454
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio Intermediate Term Corporate Bond ETF
Trading Symbol		SPIB
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio Intermediate Term Corporate Bond ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Intermediate Term Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as soon as inflation readings eased, so too did credit spreads decline to period lows, resulting in modestly positive performance for the period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPIB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Corporate Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,958	$9,975	$9,985
8/31/14	$10,044	$10,085	$10,071
9/30/14	$9,967	$10,017	$9,986
10/31/14	$10,044	$10,115	$10,056
11/30/14	$10,093	$10,187	$10,109
12/31/14	$10,078	$10,196	$10,071
1/31/15	$10,255	$10,410	$10,264
2/28/15	$10,185	$10,312	$10,221
3/31/15	$10,238	$10,360	$10,262
4/30/15	$10,236	$10,323	$10,263
5/31/15	$10,208	$10,298	$10,254
6/30/15	$10,113	$10,186	$10,150
7/31/15	$10,157	$10,257	$10,180
8/31/15	$10,110	$10,242	$10,147
9/30/15	$10,180	$10,311	$10,222
10/31/15	$10,212	$10,313	$10,248
11/30/15	$10,214	$10,286	$10,239
12/31/15	$10,131	$10,252	$10,180
1/31/16	$10,182	$10,393	$10,235
2/29/16	$10,257	$10,467	$10,280
3/31/16	$10,417	$10,564	$10,461
4/30/16	$10,504	$10,604	$10,548
5/31/16	$10,479	$10,607	$10,541
6/30/16	$10,670	$10,798	$10,695
7/31/16	$10,731	$10,866	$10,775
8/31/16	$10,727	$10,854	$10,782
9/30/16	$10,753	$10,847	$10,790
10/31/16	$10,706	$10,765	$10,760
11/30/16	$10,500	$10,510	$10,566
12/31/16	$10,537	$10,524	$10,592
1/31/17	$10,583	$10,546	$10,633
2/28/17	$10,663	$10,616	$10,715
3/31/17	$10,653	$10,611	$10,715
4/30/17	$10,739	$10,693	$10,804
5/31/17	$10,818	$10,775	$10,879
6/30/17	$10,817	$10,764	$10,875
7/31/17	$10,895	$10,810	$10,955
8/31/17	$10,946	$10,908	$11,015
9/30/17	$10,921	$10,855	$10,989
10/31/17	$10,944	$10,862	$11,008
11/30/17	$10,910	$10,848	$10,974
12/31/17	$10,938	$10,898	$11,001
1/31/18	$10,855	$10,772	$10,915
2/28/18	$10,751	$10,670	$10,830
3/31/18	$10,759	$10,738	$10,837
4/30/18	$10,710	$10,659	$10,788
5/31/18	$10,754	$10,734	$10,848
6/30/18	$10,756	$10,721	$10,826
7/31/18	$10,801	$10,724	$10,874
8/31/18	$10,859	$10,793	$10,940
9/30/18	$10,842	$10,723	$10,913
10/31/18	$10,780	$10,639	$10,864
11/30/18	$10,761	$10,702	$10,863
12/31/18	$10,881	$10,899	$10,976
1/31/19	$11,105	$11,014	$11,172
2/28/19	$11,129	$11,008	$11,214
3/31/19	$11,314	$11,219	$11,396
4/30/19	$11,354	$11,222	$11,451
5/31/19	$11,476	$11,422	$11,567
6/30/19	$11,662	$11,565	$11,753
7/31/19	$11,676	$11,591	$11,780
8/31/19	$11,889	$11,891	$11,985
9/30/19	$11,868	$11,828	$11,958
10/31/19	$11,924	$11,863	$12,032
11/30/19	$11,941	$11,857	$12,037
12/31/19	$11,993	$11,849	$12,089
1/31/20	$12,163	$12,077	$12,266
2/29/20	$12,264	$12,294	$12,386
3/31/20	$11,608	$12,222	$11,708
4/30/20	$12,098	$12,439	$12,177
5/31/20	$12,337	$12,497	$12,399
6/30/20	$12,544	$12,576	$12,601
7/31/20	$12,715	$12,764	$12,791
8/31/20	$12,723	$12,661	$12,791
9/30/20	$12,694	$12,654	$12,768
10/31/20	$12,690	$12,597	$12,773
11/30/20	$12,845	$12,721	$12,926
12/31/20	$12,918	$12,739	$12,993
1/31/21	$12,852	$12,647	$12,943
2/28/21	$12,730	$12,465	$12,838
3/31/21	$12,630	$12,309	$12,708
4/30/21	$12,724	$12,406	$12,802
5/31/21	$12,772	$12,447	$12,876
6/30/21	$12,834	$12,534	$12,925
7/31/21	$12,931	$12,674	$13,027
8/31/21	$12,905	$12,650	$13,002
9/30/21	$12,826	$12,541	$12,935
10/31/21	$12,768	$12,537	$12,864
11/30/21	$12,738	$12,574	$12,844
12/31/21	$12,754	$12,542	$12,863
1/31/22	$12,521	$12,272	$12,619
2/28/22	$12,389	$12,135	$12,482
3/31/22	$12,086	$11,798	$12,187
4/30/22	$11,719	$11,350	$11,836
5/31/22	$11,840	$11,423	$11,942
6/30/22	$11,610	$11,244	$11,709
7/31/22	$11,899	$11,519	$11,987
8/31/22	$11,607	$11,193	$11,739
9/30/22	$11,220	$10,710	$11,344
10/31/22	$11,171	$10,571	$11,297
11/30/22	$11,561	$10,960	$11,661
12/31/22	$11,527	$10,910	$11,653
1/31/23	$11,842	$11,246	$11,947
2/28/23	$11,598	$10,955	$11,711
3/31/23	$11,833	$11,234	$11,944
4/30/23	$11,911	$11,302	$12,037
5/31/23	$11,812	$11,179	$11,945
6/30/23	$11,805	$11,139	$11,925
7/31/23	$11,868	$11,131	$11,996
8/31/23	$11,848	$11,060	$11,975
9/30/23	$11,676	$10,779	$11,810
10/31/23	$11,585	$10,609	$11,721
11/30/23	$12,025	$11,089	$12,157
12/31/23	$12,362	$11,514	$12,503
1/31/24	$12,392	$11,482	$12,527
2/29/24	$12,283	$11,320	$12,416
3/31/24	$12,399	$11,424	$12,535
4/30/24	$12,231	$11,136	$12,366
5/31/24	$12,407	$11,324	$12,541
6/30/24	$12,485	$11,431	$12,627

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPIB	5.90%	1.38%	2.28%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Intermediate Corporate Bond Index	5.89%	1.45%	2.36%

AssetsNet	$ 8,356,479,441	$ 8,356,479,441	$ 8,356,479,441	$ 8,356,479,441	$ 8,356,479,441	$ 8,356,479,441	$ 8,356,479,441	$ 8,356,479,441	$ 8,356,479,441
Holdings Count | Holding	4,670	4,670	4,670	4,670	4,670	4,670	4,670	4,670	4,670
Advisory Fees Paid, Amount		$ 2,966,809
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$8,356,479,441
# of Portfolio Holdings	4,670
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,966,809

Holdings [Text Block]

Top Sectors

Sector	% Value of Total Net Assets
Financial	40.8%
Consumer, Non-Cyclical	14.4%
Industrial	7.7%
Utilities	7.5%
Consumer, Cyclical	7.4%
Communications	6.5%
Technology	6.2%
Energy	5.8%
Basic Materials	2.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
JPMorgan Chase & Co., 5.72%, due 09/14/33	0.3%
Bank of America Corp., 5.29%, due 04/25/34	0.3%
Citigroup, Inc., 5.45%, due 06/11/35	0.2%
Wells Fargo Bank NA, 5.45%, due 08/07/26	0.2%
Bristol-Myers Squibb Co., 3.25%, due 02/27/27	0.2%
Morgan Stanley, 5.83%, due 04/19/35	0.2%
Wells Fargo & Co., 5.71%, due 04/22/28	0.2%
Bank of America Corp., 1.73%, due 07/22/27	0.1%
Morgan Stanley, 3.88%, due 01/27/26	0.1%
Goldman Sachs Bank USA, 5.41%, due 05/21/27	0.1%

Material Fund Change [Text Block]
C000066455
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio Long Term Corporate Bond ETF
Trading Symbol		SPLB
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio Long Term Corporate Bond ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Long Term Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as soon as inflation readings eased, so too did credit spreads decline to period lows, resulting in modestly positive performance for the period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPLB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Term Corporate Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,044	$9,975	$10,018
8/31/14	$10,338	$10,085	$10,307
9/30/14	$10,077	$10,017	$10,007
10/31/14	$10,265	$10,115	$10,190
11/30/14	$10,368	$10,187	$10,294
12/31/14	$10,472	$10,196	$10,405
1/31/15	$11,083	$10,410	$10,986
2/28/15	$10,803	$10,312	$10,732
3/31/15	$10,765	$10,360	$10,748
4/30/15	$10,500	$10,323	$10,502
5/31/15	$10,206	$10,298	$10,297
6/30/15	$9,847	$10,186	$9,914
7/31/15	$10,079	$10,257	$10,072
8/31/15	$9,893	$10,242	$9,948
9/30/15	$9,989	$10,311	$10,023
10/31/15	$10,140	$10,313	$10,103
11/30/15	$10,011	$10,286	$10,052
12/31/15	$9,913	$10,252	$9,926
1/31/16	$9,931	$10,393	$9,918
2/29/16	$10,081	$10,467	$10,084
3/31/16	$10,638	$10,564	$10,604
4/30/16	$10,936	$10,604	$10,878
5/31/16	$10,862	$10,607	$10,868
6/30/16	$11,409	$10,798	$11,308
7/31/16	$11,702	$10,866	$11,653
8/31/16	$11,763	$10,854	$11,710
9/30/16	$11,667	$10,847	$11,596
10/31/16	$11,376	$10,765	$11,367
11/30/16	$10,745	$10,510	$10,837
12/31/16	$10,991	$10,524	$11,004
1/31/17	$11,014	$10,546	$11,017
2/28/17	$11,229	$10,616	$11,237
3/31/17	$11,152	$10,611	$11,153
4/30/17	$11,337	$10,693	$11,335
5/31/17	$11,598	$10,775	$11,580
6/30/17	$11,707	$10,764	$11,705
7/31/17	$11,810	$10,810	$11,791
8/31/17	$11,935	$10,908	$11,942
9/30/17	$11,935	$10,855	$11,935
10/31/17	$12,026	$10,862	$12,031
11/30/17	$12,061	$10,848	$12,066
12/31/17	$12,352	$10,898	$12,333
1/31/18	$12,203	$10,772	$12,173
2/28/18	$11,703	$10,670	$11,756
3/31/18	$11,840	$10,738	$11,834
4/30/18	$11,550	$10,659	$11,604
5/31/18	$11,576	$10,734	$11,662
6/30/18	$11,465	$10,722	$11,498
7/31/18	$11,677	$10,724	$11,691
8/31/18	$11,655	$10,793	$11,721
9/30/18	$11,621	$10,724	$11,650
10/31/18	$11,217	$10,639	$11,227
11/30/18	$11,139	$10,702	$11,171
12/31/18	$11,437	$10,899	$11,441
1/31/19	$11,877	$11,015	$11,852
2/28/19	$11,799	$11,008	$11,839
3/31/19	$12,321	$11,220	$12,353
4/30/19	$12,381	$11,223	$12,437
5/31/19	$12,675	$11,422	$12,723
6/30/19	$13,197	$11,565	$13,247
7/31/19	$13,306	$11,591	$13,406
8/31/19	$14,130	$11,891	$14,193
9/30/19	$13,938	$11,828	$13,990
10/31/19	$13,962	$11,863	$14,070
11/30/19	$14,104	$11,857	$14,160
12/31/19	$14,125	$11,849	$14,176
1/31/20	$14,669	$12,077	$14,738
2/29/20	$14,894	$12,294	$15,027
3/31/20	$13,547	$12,222	$13,536
4/30/20	$14,417	$12,439	$14,540
5/31/20	$14,644	$12,497	$14,704
6/30/20	$15,077	$12,576	$15,074
7/31/20	$15,901	$12,764	$16,008
8/31/20	$15,292	$12,661	$15,433
9/30/20	$15,263	$12,654	$15,362
10/31/20	$15,101	$12,597	$15,280
11/30/20	$16,032	$12,721	$16,102
12/31/20	$16,030	$12,739	$16,152
1/31/21	$15,572	$12,647	$15,717
2/28/21	$15,047	$12,465	$15,216
3/31/21	$14,680	$12,309	$14,777
4/30/21	$14,923	$12,406	$15,033
5/31/21	$15,002	$12,447	$15,196
6/30/21	$15,601	$12,534	$15,758
7/31/21	$15,944	$12,674	$16,120
8/31/21	$15,877	$12,650	$16,043
9/30/21	$15,503	$12,541	$15,739
10/31/21	$15,786	$12,537	$15,975
11/30/21	$15,834	$12,574	$16,038
12/31/21	$15,711	$12,542	$15,969
1/31/22	$14,920	$12,272	$15,073
2/28/22	$14,431	$12,135	$14,551
3/31/22	$13,955	$11,798	$14,147
4/30/22	$12,572	$11,350	$12,766
5/31/22	$12,809	$11,423	$12,894
6/30/22	$12,208	$11,244	$12,337
7/31/22	$12,861	$11,519	$12,930
8/31/22	$12,152	$11,193	$12,348
9/30/22	$11,133	$10,710	$11,269
10/31/22	$10,909	$10,571	$11,016
11/30/22	$11,968	$10,960	$12,016
12/31/22	$11,689	$10,910	$11,878
1/31/23	$12,569	$11,246	$12,698
2/28/23	$11,845	$10,955	$12,006
3/31/23	$12,375	$11,234	$12,525
4/30/23	$12,469	$11,302	$12,619
5/31/23	$12,118	$11,179	$12,269
6/30/23	$12,341	$11,139	$12,458
7/31/23	$12,316	$11,131	$12,441
8/31/23	$12,058	$11,060	$12,199
9/30/23	$11,414	$10,779	$11,557
10/31/23	$10,940	$10,609	$11,071
11/30/23	$12,159	$11,089	$12,273
12/31/23	$13,005	$11,514	$13,176
1/31/24	$12,907	$11,482	$13,061
2/29/24	$12,551	$11,320	$12,706
3/31/24	$12,798	$11,424	$12,954
4/30/24	$12,172	$11,136	$12,315
5/31/24	$12,541	$11,324	$12,662
6/30/24	$12,575	$11,431	$12,729

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPLB	2.35%	(0.95%)	2.35%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Long Term Corporate Bond Index	2.18%	(0.79%)	2.45%

AssetsNet	$ 794,579,635	$ 794,579,635	$ 794,579,635	$ 794,579,635	$ 794,579,635	$ 794,579,635	$ 794,579,635	$ 794,579,635	$ 794,579,635
Holdings Count | Holding	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842
Advisory Fees Paid, Amount		$ 295,752
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$794,579,635
# of Portfolio Holdings	2,842
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$295,752

Holdings [Text Block]

Top Sectors

Sector	% Value of Total Net Assets
Consumer, Non-Cyclical	23.7%
Financial	14.7%
Utilities	13.5%
Communications	12.5%
Energy	9.3%
Industrial	8.7%
Technology	7.9%
Consumer, Cyclical	4.7%
Basic Materials	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.4%
CVS Health Corp., 5.05%, due 03/25/48	0.3%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.3%
AbbVie, Inc., 5.35%, due 03/15/44	0.3%
Shell International Finance BV, 6.38%, due 12/15/38	0.3%
Warnermedia Holdings, Inc., 5.14%, due 03/15/52	0.3%
AT&T, Inc., 3.55%, due 09/15/55	0.3%
Wells Fargo & Co., 5.01%, due 04/04/51	0.2%
Boeing Co., 5.81%, due 05/01/50	0.2%
Goldman Sachs Group, Inc., 6.75%, due 10/01/37	0.2%

Material Fund Change [Text Block]
C000099139
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio Corporate Bond ETF
Trading Symbol		SPBO
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio Corporate Bond ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Corporate Bond ETF	$3	0.03%

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as soon as inflation readings eased, so too did credit spreads decline to period lows, resulting in modestly positive performance for the period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPBO	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,950	$9,975	$9,993
8/31/14	$10,231	$10,085	$10,123
9/30/14	$10,036	$10,017	$9,997
10/31/14	$10,121	$10,115	$10,082
11/30/14	$10,133	$10,187	$10,133
12/31/14	$10,193	$10,196	$10,136
1/31/15	$10,495	$10,410	$10,427
2/28/15	$10,378	$10,312	$10,326
3/31/15	$10,387	$10,360	$10,360
4/30/15	$10,311	$10,323	$10,309
5/31/15	$10,186	$10,298	$10,254
6/30/15	$10,014	$10,186	$10,079
7/31/15	$10,109	$10,257	$10,141
8/31/15	$10,003	$10,242	$10,078
9/30/15	$10,108	$10,311	$10,144
10/31/15	$10,157	$10,313	$10,167
11/30/15	$10,155	$10,286	$10,140
12/31/15	$10,036	$10,252	$10,078
1/31/16	$10,098	$10,393	$10,162
2/29/16	$10,164	$10,467	$10,214
3/31/16	$10,377	$10,564	$10,439
4/30/16	$10,494	$10,604	$10,562
5/31/16	$10,504	$10,607	$10,571
6/30/16	$10,747	$10,798	$10,792
7/31/16	$10,892	$10,866	$10,927
8/31/16	$10,903	$10,854	$10,941
9/30/16	$10,880	$10,847	$10,936
10/31/16	$10,814	$10,765	$10,879
11/30/16	$10,526	$10,510	$10,609
12/31/16	$10,544	$10,524	$10,673
1/31/17	$10,618	$10,546	$10,736
2/28/17	$10,733	$10,616	$10,846
3/31/17	$10,721	$10,611	$10,827
4/30/17	$10,813	$10,693	$10,936
5/31/17	$10,915	$10,775	$11,047
6/30/17	$10,934	$10,764	$11,064
7/31/17	$11,024	$10,810	$11,144
8/31/17	$11,097	$10,908	$11,240
9/30/17	$11,066	$10,855	$11,198
10/31/17	$11,086	$10,862	$11,250
11/30/17	$11,086	$10,848	$11,235
12/31/17	$11,137	$10,898	$11,318
1/31/18	$11,042	$10,772	$11,215
2/28/18	$10,902	$10,670	$11,073
3/31/18	$10,935	$10,738	$11,095
4/30/18	$10,819	$10,659	$11,010
5/31/18	$10,884	$10,734	$11,066
6/30/18	$10,844	$10,722	$11,006
7/31/18	$10,906	$10,724	$11,078
8/31/18	$10,934	$10,793	$11,132
9/30/18	$10,894	$10,724	$11,093
10/31/18	$10,748	$10,639	$10,931
11/30/18	$10,749	$10,702	$10,913
12/31/18	$10,925	$10,899	$11,073
1/31/19	$11,184	$11,015	$11,333
2/28/19	$11,162	$11,008	$11,358
3/31/19	$11,516	$11,220	$11,643
4/30/19	$11,565	$11,223	$11,706
5/31/19	$11,734	$11,422	$11,873
6/30/19	$12,015	$11,565	$12,164
7/31/19	$12,066	$11,591	$12,232
8/31/19	$12,469	$11,891	$12,617
9/30/19	$12,393	$11,828	$12,535
10/31/19	$12,422	$11,863	$12,611
11/30/19	$12,490	$11,857	$12,642
12/31/19	$12,532	$11,849	$12,683
1/31/20	$12,819	$12,077	$12,980
2/29/20	$12,945	$12,294	$13,154
3/31/20	$12,163	$12,222	$12,222
4/30/20	$12,708	$12,439	$12,863
5/31/20	$12,955	$12,497	$13,064
6/30/20	$13,220	$12,576	$13,320
7/31/20	$13,628	$12,764	$13,753
8/31/20	$13,425	$12,661	$13,563
9/30/20	$13,387	$12,654	$13,525
10/31/20	$13,334	$12,597	$13,500
11/30/20	$13,774	$12,721	$13,876
12/31/20	$13,816	$12,739	$13,937
1/31/21	$13,615	$12,647	$13,758
2/28/21	$13,362	$12,465	$13,521
3/31/21	$13,187	$12,309	$13,289
4/30/21	$13,329	$12,406	$13,436
5/31/21	$13,397	$12,447	$13,539
6/30/21	$13,642	$12,534	$13,760
7/31/21	$13,820	$12,674	$13,949
8/31/21	$13,783	$12,650	$13,906
9/30/21	$13,603	$12,541	$13,760
10/31/21	$13,665	$12,537	$13,794
11/30/21	$13,639	$12,574	$13,803
12/31/21	$13,628	$12,542	$13,791
1/31/22	$13,214	$12,272	$13,327
2/28/22	$12,963	$12,135	$13,061
3/31/22	$12,604	$11,798	$12,731
4/30/22	$11,905	$11,350	$12,035
5/31/22	$12,076	$11,423	$12,148
6/30/22	$11,708	$11,244	$11,807
7/31/22	$12,127	$11,519	$12,190
8/31/22	$11,703	$11,193	$11,832
9/30/22	$11,098	$10,710	$11,210
10/31/22	$11,002	$10,571	$11,094
11/30/22	$11,613	$10,960	$11,669
12/31/22	$11,496	$10,910	$11,618
1/31/23	$12,000	$11,246	$12,083
2/28/23	$11,601	$10,955	$11,699
3/31/23	$11,948	$11,234	$12,025
4/30/23	$12,034	$11,302	$12,117
5/31/23	$11,846	$11,179	$11,941
6/30/23	$11,932	$11,139	$11,990
7/31/23	$11,953	$11,131	$12,032
8/31/23	$11,861	$11,060	$11,938
9/30/23	$11,534	$10,779	$11,620
10/31/23	$11,319	$10,609	$11,402
11/30/23	$12,021	$11,089	$12,084
12/31/23	$12,518	$11,514	$12,607
1/31/24	$12,505	$11,482	$12,586
2/29/24	$12,325	$11,320	$12,397
3/31/24	$12,489	$11,424	$12,557
4/30/24	$12,173	$11,136	$12,238
5/31/24	$12,413	$11,324	$12,467
6/30/24	$12,476	$11,431	$12,546

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPBO	4.88%	0.80%	2.27%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Corporate Bond Index	4.63%	0.62%	2.29%

AssetsNet	$ 1,463,489,405	$ 1,463,489,405	$ 1,463,489,405	$ 1,463,489,405	$ 1,463,489,405	$ 1,463,489,405	$ 1,463,489,405	$ 1,463,489,405	$ 1,463,489,405
Holdings Count | Holding	5,044	5,044	5,044	5,044	5,044	5,044	5,044	5,044	5,044
Advisory Fees Paid, Amount		$ 335,714
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$1,463,489,405
# of Portfolio Holdings	5,044
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$335,714

Holdings [Text Block]

Top Sectors

Sector	% Value of Total Net Assets
Financial	32.4%
Consumer, Non-Cyclical	17.6%
Utilities	9.1%
Communications	8.7%
Industrial	7.5%
Energy	6.9%
Technology	6.8%
Consumer, Cyclical	6.4%
Basic Materials	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
JPMorgan Chase & Co., 5.72%, due 09/14/33	0.2%
Bank of America Corp., 5.08%, due 01/20/27	0.2%
JPMorgan Chase & Co., 1.04%, due 02/04/27	0.2%
Wells Fargo & Co., 3.55%, due 09/29/25	0.2%
General Motors Financial Co., Inc., 4.00%, due 10/06/26	0.2%
Bank of America Corp., 2.50%, due 02/13/31	0.2%
Bank of America Corp., 4.45%, due 03/03/26	0.1%
Wells Fargo & Co., 3.20%, due 06/17/27	0.1%
AbbVie, Inc., 2.95%, due 11/21/26	0.1%
Amgen, Inc., 5.65%, due 03/02/53	0.1%

Material Fund Change [Text Block]
C000066453
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio Mortgage Backed Bond ETF
Trading Symbol		SPMB
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio Mortgage Backed Bond ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Mortgage Backed Bond ETF	$3	0.03%

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Markets were sensitive to data during the reporting period, and mortgage spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as inflation readings eased, so too did spreads,  which resulted in modestly positive returns for the period. However, mortgage rates are still elevated at 7.25% due to higher rates and a tight housing market.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPMB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,945	$9,975	$9,941
8/31/14	$10,036	$10,085	$10,034
9/30/14	$10,014	$10,017	$10,018
10/31/14	$10,137	$10,115	$10,115
11/30/14	$10,239	$10,187	$10,181
12/31/14	$10,183	$10,196	$10,197
1/31/15	$10,284	$10,410	$10,284
2/28/15	$10,297	$10,312	$10,267
3/31/15	$10,328	$10,360	$10,305
4/30/15	$10,343	$10,323	$10,309
5/31/15	$10,288	$10,298	$10,307
6/30/15	$10,204	$10,186	$10,228
7/31/15	$10,302	$10,257	$10,293
8/31/15	$10,317	$10,242	$10,301
9/30/15	$10,360	$10,311	$10,362
10/31/15	$10,368	$10,313	$10,369
11/30/15	$10,349	$10,286	$10,354
12/31/15	$10,345	$10,252	$10,351
1/31/16	$10,480	$10,393	$10,485
2/29/16	$10,536	$10,467	$10,525
3/31/16	$10,550	$10,564	$10,556
4/30/16	$10,562	$10,604	$10,573
5/31/16	$10,581	$10,607	$10,587
6/30/16	$10,634	$10,798	$10,673
7/31/16	$10,684	$10,866	$10,694
8/31/16	$10,679	$10,854	$10,707
9/30/16	$10,714	$10,847	$10,737
10/31/16	$10,677	$10,765	$10,709
11/30/16	$10,460	$10,510	$10,526
12/31/16	$10,472	$10,524	$10,526
1/31/17	$10,484	$10,546	$10,523
2/28/17	$10,525	$10,616	$10,573
3/31/17	$10,521	$10,611	$10,576
4/30/17	$10,570	$10,693	$10,645
5/31/17	$10,643	$10,775	$10,711
6/30/17	$10,590	$10,764	$10,668
7/31/17	$10,641	$10,810	$10,716
8/31/17	$10,706	$10,908	$10,794
9/30/17	$10,691	$10,855	$10,771
10/31/17	$10,674	$10,862	$10,767
11/30/17	$10,682	$10,848	$10,752
12/31/17	$10,690	$10,898	$10,788
1/31/18	$10,567	$10,772	$10,662
2/28/18	$10,497	$10,670	$10,591
3/31/18	$10,566	$10,738	$10,659
4/30/18	$10,484	$10,659	$10,606
5/31/18	$10,564	$10,734	$10,680
6/30/18	$10,556	$10,721	$10,685
7/31/18	$10,570	$10,724	$10,674
8/31/18	$10,620	$10,793	$10,739
9/30/18	$10,575	$10,723	$10,673
10/31/18	$10,520	$10,639	$10,605
11/30/18	$10,612	$10,702	$10,701
12/31/18	$10,792	$10,899	$10,895
1/31/19	$10,874	$11,014	$10,981
2/28/19	$10,877	$11,008	$10,971
3/31/19	$11,030	$11,219	$11,131
4/30/19	$11,029	$11,222	$11,125
5/31/19	$11,149	$11,422	$11,268
6/30/19	$11,262	$11,565	$11,349
7/31/19	$11,270	$11,591	$11,395
8/31/19	$11,391	$11,891	$11,497
9/30/19	$11,407	$11,828	$11,505
10/31/19	$11,436	$11,863	$11,546
11/30/19	$11,442	$11,857	$11,555
12/31/19	$11,463	$11,849	$11,587
1/31/20	$11,555	$12,077	$11,668
2/29/20	$11,669	$12,294	$11,789
3/31/20	$11,768	$12,222	$11,914
4/30/20	$11,906	$12,439	$11,989
5/31/20	$11,907	$12,497	$12,004
6/30/20	$11,885	$12,576	$11,993
7/31/20	$11,923	$12,764	$12,014
8/31/20	$11,923	$12,661	$12,019
9/30/20	$11,916	$12,654	$12,006
10/31/20	$11,904	$12,597	$12,001
11/30/20	$11,912	$12,721	$12,010
12/31/20	$11,934	$12,739	$12,036
1/31/21	$11,948	$12,647	$12,045
2/28/21	$11,843	$12,465	$11,965
3/31/21	$11,765	$12,309	$11,903
4/30/21	$11,843	$12,406	$11,969
5/31/21	$11,805	$12,447	$11,948
6/30/21	$11,807	$12,534	$11,943
7/31/21	$11,871	$12,674	$12,018
8/31/21	$11,858	$12,650	$11,998
9/30/21	$11,819	$12,541	$11,955
10/31/21	$11,777	$12,537	$11,932
11/30/21	$11,771	$12,574	$11,921
12/31/21	$11,760	$12,542	$11,910
1/31/22	$11,579	$12,272	$11,734
2/28/22	$11,459	$12,135	$11,620
3/31/22	$11,149	$11,798	$11,317
4/30/22	$10,759	$11,350	$10,919
5/31/22	$10,870	$11,423	$11,038
6/30/22	$10,718	$11,244	$10,862
7/31/22	$11,054	$11,519	$11,211
8/31/22	$10,682	$11,193	$10,827
9/30/22	$10,131	$10,710	$10,281
10/31/22	$10,005	$10,571	$10,134
11/30/22	$10,420	$10,960	$10,547
12/31/22	$10,351	$10,910	$10,501
1/31/23	$10,711	$11,246	$10,847
2/28/23	$10,415	$10,955	$10,560
3/31/23	$10,623	$11,234	$10,766
4/30/23	$10,681	$11,302	$10,822
5/31/23	$10,601	$11,179	$10,742
6/30/23	$10,571	$11,139	$10,697
7/31/23	$10,549	$11,131	$10,689
8/31/23	$10,459	$11,060	$10,601
9/30/23	$10,131	$10,779	$10,263
10/31/23	$9,909	$10,609	$10,051
11/30/23	$10,433	$11,089	$10,575
12/31/23	$10,875	$11,514	$11,031
1/31/24	$10,846	$11,482	$10,980
2/29/24	$10,650	$11,320	$10,801
3/31/24	$10,761	$11,424	$10,915
4/30/24	$10,442	$11,136	$10,585
5/31/24	$10,642	$11,324	$10,797
6/30/24	$10,781	$11,431	$10,922

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPMB	2.07%	(0.85%)	0.73%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. MBS Index	2.12%	(0.76%)	0.89%

AssetsNet	$ 5,181,726,321	$ 5,181,726,321	$ 5,181,726,321	$ 5,181,726,321	$ 5,181,726,321	$ 5,181,726,321	$ 5,181,726,321	$ 5,181,726,321	$ 5,181,726,321
Holdings Count | Holding	2,429	2,429	2,429	2,429	2,429	2,429	2,429	2,429	2,429
Advisory Fees Paid, Amount		$ 1,882,747
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$5,181,726,321
# of Portfolio Holdings	2,429
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,882,747

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
U.S. Government Agency Obligations	97.5%
Bonds and Notes	1.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Federal National Mortgage Association, 2.00%, due 02/01/52	1.5%
Federal National Mortgage Association, 2.00%, due 11/01/51	1.3%
Federal National Mortgage Association, 2.00%, due 07/01/51	1.1%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 01/01/51	1.0%
Federal National Mortgage Association, 2.00%, due 02/01/51	0.8%
Federal National Mortgage Association, 4.50%, due 08/01/52	0.8%
Federal Home Loan Mortgage Corp., 2.00%, due 11/01/51	0.8%
Federal Home Loan Mortgage Corp., 2.50%, due 09/01/51	0.8%
Federal National Mortgage Association, 2.00%, due 03/01/51	0.8%

Material Fund Change [Text Block]
C000047971
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio Aggregate Bond ETF
Trading Symbol		SPAB
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio Aggregate Bond ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Aggregate Bond ETF	$3	0.03%

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data during the reporting period, with Treasury yields and credit spreads both increasing to period highs in the fourth quarter as inflation remained stubborn. However, as soon as inflation readings eased, so too did yields and spreads, resulting in modestly positive performance for the period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPAB	Bloomberg Global Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,956	$9,910	$9,975
8/31/14	$10,064	$9,964	$10,085
9/30/14	$10,021	$9,686	$10,017
10/31/14	$10,101	$9,687	$10,115
11/30/14	$10,183	$9,652	$10,187
12/31/14	$10,212	$9,586	$10,196
1/31/15	$10,412	$9,570	$10,410
2/28/15	$10,321	$9,493	$10,312
3/31/15	$10,365	$9,401	$10,360
4/30/15	$10,323	$9,501	$10,323
5/31/15	$10,272	$9,332	$10,298
6/30/15	$10,158	$9,291	$10,186
7/31/15	$10,250	$9,312	$10,257
8/31/15	$10,210	$9,322	$10,242
9/30/15	$10,297	$9,370	$10,311
10/31/15	$10,318	$9,390	$10,313
11/30/15	$10,262	$9,234	$10,286
12/31/15	$10,244	$9,283	$10,252
1/31/16	$10,364	$9,364	$10,393
2/29/16	$10,452	$9,572	$10,467
3/31/16	$10,563	$9,831	$10,564
4/30/16	$10,593	$9,962	$10,604
5/31/16	$10,597	$9,828	$10,607
6/30/16	$10,785	$9,696	$10,798
7/31/16	$10,856	$9,979	$10,866
8/31/16	$10,824	$10,055	$10,854
9/30/16	$10,829	$10,006	$10,847
10/31/16	$10,728	$10,061	$10,765
11/30/16	$10,467	$9,782	$10,510
12/31/16	$10,492	$9,393	$10,524
1/31/17	$10,514	$9,350	$10,546
2/28/17	$10,575	$9,455	$10,616
3/31/17	$10,577	$9,500	$10,611
4/30/17	$10,667	$9,515	$10,693
5/31/17	$10,742	$9,622	$10,775
6/30/17	$10,738	$9,771	$10,764
7/31/17	$10,783	$9,762	$10,810
8/31/17	$10,882	$9,926	$10,908
9/30/17	$10,825	$10,025	$10,855
10/31/17	$10,831	$9,934	$10,862
11/30/17	$10,831	$9,897	$10,848
12/31/17	$10,879	$10,007	$10,898
1/31/18	$10,739	$10,041	$10,772
2/28/18	$10,631	$10,161	$10,670
3/31/18	$10,701	$10,071	$10,738
4/30/18	$10,612	$10,178	$10,659
5/31/18	$10,683	$10,015	$10,734
6/30/18	$10,679	$9,939	$10,722
7/31/18	$10,688	$9,895	$10,724
8/31/18	$10,754	$9,878	$10,793
9/30/18	$10,687	$9,889	$10,724
10/31/18	$10,602	$9,803	$10,639
11/30/18	$10,665	$9,694	$10,702
12/31/18	$10,851	$9,724	$10,899
1/31/19	$10,966	$9,921	$11,015
2/28/19	$10,959	$10,072	$11,008
3/31/19	$11,183	$10,014	$11,220
4/30/19	$11,185	$10,139	$11,223
5/31/19	$11,379	$10,109	$11,422
6/30/19	$11,519	$10,246	$11,565
7/31/19	$11,543	$10,473	$11,591
8/31/19	$11,848	$10,444	$11,891
9/30/19	$11,789	$10,657	$11,828
10/31/19	$11,804	$10,548	$11,863
11/30/19	$11,810	$10,618	$11,857
12/31/19	$11,799	$10,538	$11,849
1/31/20	$12,034	$10,599	$12,077
2/29/20	$12,229	$10,735	$12,294
3/31/20	$12,167	$10,807	$12,222
4/30/20	$12,358	$10,565	$12,439
5/31/20	$12,437	$10,772	$12,497
6/30/20	$12,525	$10,819	$12,576
7/31/20	$12,703	$10,915	$12,764
8/31/20	$12,594	$11,264	$12,661
9/30/20	$12,580	$11,246	$12,654
10/31/20	$12,509	$11,206	$12,597
11/30/20	$12,657	$11,217	$12,721
12/31/20	$12,677	$11,421	$12,739
1/31/21	$12,583	$11,574	$12,647
2/28/21	$12,391	$11,472	$12,465
3/31/21	$12,242	$11,275	$12,309
4/30/21	$12,337	$11,058	$12,406
5/31/21	$12,359	$11,197	$12,447
6/30/21	$12,464	$11,303	$12,534
7/31/21	$12,598	$11,203	$12,674
8/31/21	$12,578	$11,352	$12,650
9/30/21	$12,457	$11,305	$12,541
10/31/21	$12,461	$11,104	$12,537
11/30/21	$12,494	$11,077	$12,574
12/31/21	$12,448	$11,045	$12,542
1/31/22	$12,196	$11,029	$12,272
2/28/22	$12,064	$10,803	$12,135
3/31/22	$11,722	$10,675	$11,798
4/30/22	$11,272	$10,350	$11,350
5/31/22	$11,362	$9,783	$11,423
6/30/22	$11,177	$9,809	$11,244
7/31/22	$11,462	$9,495	$11,519
8/31/22	$11,120	$9,696	$11,193
9/30/22	$10,647	$9,314	$10,710
10/31/22	$10,517	$8,835	$10,571
11/30/22	$10,907	$8,775	$10,960
12/31/22	$10,822	$9,187	$10,910
1/31/23	$11,184	$9,237	$11,246
2/28/23	$10,880	$9,540	$10,955
3/31/23	$11,165	$9,223	$11,234
4/30/23	$11,227	$9,515	$11,302
5/31/23	$11,105	$9,557	$11,179
6/30/23	$11,074	$9,370	$11,139
7/31/23	$11,061	$9,369	$11,131
8/31/23	$10,992	$9,434	$11,060
9/30/23	$10,712	$9,305	$10,779
10/31/23	$10,542	$9,033	$10,609
11/30/23	$11,034	$8,925	$11,089
12/31/23	$11,430	$9,375	$11,514
1/31/24	$11,407	$9,765	$11,482
2/29/24	$11,245	$9,630	$11,320
3/31/24	$11,343	$9,509	$11,424
4/30/24	$11,059	$9,562	$11,136
5/31/24	$11,252	$9,320	$11,324
6/30/24	$11,352	$9,456	$11,431

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPAB	2.62%	(0.29%)	1.29%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02%)	(0.42%)
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%

AssetsNet	$ 7,846,101,071	$ 7,846,101,071	$ 7,846,101,071	$ 7,846,101,071	$ 7,846,101,071	$ 7,846,101,071	$ 7,846,101,071	$ 7,846,101,071	$ 7,846,101,071
Holdings Count | Holding	7,395	7,395	7,395	7,395	7,395	7,395	7,395	7,395	7,395
Advisory Fees Paid, Amount		$ 2,199,574
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$7,846,101,071
# of Portfolio Holdings	7,395
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,199,574

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
U.S. Treasury Obligations	37.8%
U.S. Government Agency Obligations	26.7%
Corporate Bonds & Notes	21.5%
Bonds and Notes	8.3%
Foreign Government Obligations	2.6%
Short-Term Investments	2.2%
Mortgage-Backed Securities	0.8%
Municipal Bonds & Notes	0.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 4.50%, due 04/15/27	0.8%
U.S. Treasury Notes, 4.63%, due 05/31/31	0.7%
U.S. Treasury Notes, 4.25%, due 06/30/29	0.6%
U.S. Treasury Notes, 4.38%, due 11/30/28	0.6%
U.S. Treasury Notes, 4.00%, due 01/31/31	0.5%
U.S. Treasury Notes, 3.63%, due 03/31/28	0.5%
U.S. Treasury Bonds, 3.88%, due 02/15/43	0.4%
U.S. Treasury Bonds, 4.63%, due 02/15/40	0.4%
U.S. Treasury Notes, 4.63%, due 02/28/26	0.4%
U.S. Treasury Bonds, 4.50%, due 02/15/44	0.4%

Material Fund Change [Text Block]
C000113018
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio High Yield Bond ETF
Trading Symbol		SPHY
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio High Yield Bond ETF (the "Portfolio") for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio High Yield Bond ETF	$5	0.05%

Effective August 1, 2023 the management fee was reduced from 0.10% to 0.05%.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Markets were sensitive to data during the reporting period, and high yield spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as inflation readings eased, so too did spreads which, in conjunction with a more risk-on market mentality, resulted in positive performance for the fund.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
Line Graph [Table Text Block]
	SPHY	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,905	$9,975	$9,930
8/31/14	$10,118	$10,085	$10,093
9/30/14	$9,909	$10,017	$9,929
10/31/14	$10,084	$10,115	$10,063
11/30/14	$9,987	$10,187	$10,065
12/31/14	$10,025	$10,196	$10,021
1/31/15	$10,194	$10,410	$10,217
2/28/15	$10,253	$10,312	$10,280
3/31/15	$10,234	$10,360	$10,270
4/30/15	$10,195	$10,323	$10,281
5/31/15	$10,185	$10,298	$10,267
6/30/15	$10,004	$10,186	$10,099
7/31/15	$10,010	$10,257	$10,119
8/31/15	$9,939	$10,242	$10,011
9/30/15	$9,843	$10,311	$9,931
10/31/15	$10,028	$10,313	$10,122
11/30/15	$9,904	$10,286	$10,026
12/31/15	$9,662	$10,252	$9,867
1/31/16	$9,654	$10,393	$9,824
2/29/16	$9,750	$10,467	$9,921
3/31/16	$10,105	$10,564	$10,253
4/30/16	$10,363	$10,604	$10,494
5/31/16	$10,363	$10,607	$10,501
6/30/16	$10,547	$10,798	$10,669
7/31/16	$10,724	$10,866	$10,879
8/31/16	$10,893	$10,854	$10,983
9/30/16	$10,932	$10,847	$10,995
10/31/16	$10,892	$10,765	$10,970
11/30/16	$10,624	$10,510	$10,785
12/31/16	$10,797	$10,524	$10,903
1/31/17	$10,968	$10,546	$10,987
2/28/17	$11,020	$10,616	$11,107
3/31/17	$11,075	$10,611	$11,091
4/30/17	$11,167	$10,693	$11,221
5/31/17	$11,302	$10,775	$11,337
6/30/17	$11,321	$10,764	$11,373
7/31/17	$11,371	$10,810	$11,474
8/31/17	$11,474	$10,908	$11,527
9/30/17	$11,516	$10,855	$11,565
10/31/17	$11,534	$10,862	$11,610
11/30/17	$11,490	$10,848	$11,594
12/31/17	$11,576	$10,898	$11,651
1/31/18	$11,510	$10,772	$11,617
2/28/18	$11,367	$10,670	$11,467
3/31/18	$11,304	$10,738	$11,445
4/30/18	$11,261	$10,659	$11,411
5/31/18	$11,261	$10,734	$11,414
6/30/18	$11,222	$10,722	$11,379
7/31/18	$11,361	$10,724	$11,494
8/31/18	$11,432	$10,793	$11,573
9/30/18	$11,439	$10,724	$11,579
10/31/18	$11,254	$10,639	$11,418
11/30/18	$11,226	$10,702	$11,381
12/31/18	$11,197	$10,899	$11,372
1/31/19	$11,601	$11,015	$11,736
2/28/19	$11,678	$11,008	$11,856
3/31/19	$11,916	$11,220	$12,084
4/30/19	$12,046	$11,223	$12,254
5/31/19	$11,850	$11,422	$12,098
6/30/19	$12,149	$11,565	$12,394
7/31/19	$12,225	$11,591	$12,458
8/31/19	$12,251	$11,891	$12,506
9/30/19	$12,348	$11,828	$12,546
10/31/19	$12,345	$11,863	$12,575
11/30/19	$12,408	$11,857	$12,610
12/31/19	$12,691	$11,849	$12,873
1/31/20	$12,662	$12,077	$12,874
2/29/20	$12,500	$12,294	$12,674
3/31/20	$10,985	$12,222	$11,184
4/30/20	$11,556	$12,439	$11,609
5/31/20	$12,023	$12,497	$12,140
6/30/20	$12,139	$12,576	$12,258
7/31/20	$12,695	$12,764	$12,844
8/31/20	$12,789	$12,661	$12,970
9/30/20	$12,663	$12,654	$12,835
10/31/20	$12,775	$12,597	$12,895
11/30/20	$13,250	$12,721	$13,411
12/31/20	$13,542	$12,739	$13,667
1/31/21	$13,548	$12,647	$13,719
2/28/21	$13,591	$12,465	$13,767
3/31/21	$13,703	$12,309	$13,791
4/30/21	$13,831	$12,406	$13,942
5/31/21	$13,855	$12,447	$13,982
6/30/21	$14,064	$12,534	$14,173
7/31/21	$14,103	$12,674	$14,224
8/31/21	$14,176	$12,650	$14,301
9/30/21	$14,181	$12,541	$14,306
10/31/21	$14,151	$12,537	$14,281
11/30/21	$13,999	$12,574	$14,134
12/31/21	$14,305	$12,542	$14,400
1/31/22	$13,931	$12,272	$14,004
2/28/22	$13,803	$12,135	$13,878
3/31/22	$13,645	$11,798	$13,750
4/30/22	$13,098	$11,350	$13,250
5/31/22	$13,257	$11,423	$13,283
6/30/22	$12,364	$11,244	$12,379
7/31/22	$13,118	$11,519	$13,125
8/31/22	$12,681	$11,193	$12,810
9/30/22	$12,188	$10,710	$12,295
10/31/22	$12,572	$10,571	$12,645
11/30/22	$12,976	$10,960	$12,882
12/31/22	$12,787	$10,910	$12,785
1/31/23	$13,262	$11,246	$13,285
2/28/23	$13,055	$10,955	$13,113
3/31/23	$13,300	$11,234	$13,260
4/30/23	$13,354	$11,302	$13,388
5/31/23	$13,222	$11,179	$13,261
6/30/23	$13,473	$11,139	$13,477
7/31/23	$13,650	$11,131	$13,669
8/31/23	$13,686	$11,060	$13,708
9/30/23	$13,466	$10,779	$13,548
10/31/23	$13,339	$10,609	$13,381
11/30/23	$13,957	$11,089	$13,989
12/31/23	$14,425	$11,514	$14,505
1/31/24	$14,474	$11,482	$14,508
2/29/24	$14,512	$11,320	$14,551
3/31/24	$14,678	$11,424	$14,724
4/30/24	$14,511	$11,136	$14,577
5/31/24	$14,740	$11,324	$14,742
6/30/24	$14,816	$11,431	$14,885

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPHY	10.47%	4.07%	4.04%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
ICE BofA US High Yield Index	10.45%	3.73%	4.06%

AssetsNet	$ 4,675,487,746	$ 4,675,487,746	$ 4,675,487,746	$ 4,675,487,746	$ 4,675,487,746	$ 4,675,487,746	$ 4,675,487,746	$ 4,675,487,746	$ 4,675,487,746
Holdings Count | Holding	1,920	1,920	1,920	1,920	1,920	1,920	1,920	1,920	1,920
Advisory Fees Paid, Amount		$ 1,627,211
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$4,675,487,746
# of Portfolio Holdings	1,920
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,627,211

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Consumer, Cyclical	20.1%
Consumer, Non-Cyclical	14.8%
Communications	14.0%
Financial	13.0%
Energy	12.5%
Industrial	10.5%
Basic Materials	5.2%
Technology	5.1%
Utilities	2.8%
Diversified	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.3%
Medline Borrower LP, 3.88%, due 04/01/29	0.3%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.3%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.3%
HUB International Ltd., 7.25%, due 06/15/30	0.3%
Carnival Corp., 5.75%, due 03/01/27	0.2%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, due 08/15/27	0.2%
DISH Network Corp., 11.75%, due 11/15/27	0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 1, 2023 the management fee was reduced from 0.10% to 0.05%.
C000249829
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Treasury ETF
Trading Symbol	SPTB
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio Treasury ETF (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Treasury ETF	$0	0.03%

The dollar amounts above reflect expenses paid since the commencement of operations on May 21, 2024. Expenses for the full reporting period would be higher. Performance information is not provided since the Fund has less than six months of operations.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.03%
AssetsNet	$ 24,182,493	$ 24,182,493	$ 24,182,493	$ 24,182,493	$ 24,182,493	$ 24,182,493	$ 24,182,493	$ 24,182,493	$ 24,182,493
Holdings Count | Holding	271	271	271	271	271	271	271	271	271
Advisory Fees Paid, Amount	$ 812
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$24,182,493
# of Portfolio Holdings	271
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$812

Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	19.0%
2 to 3 Years	14.2%
3 to 5 Years	23.6%
5 to 10 Years	23.3%
10 to 20 Years	8.2%
20 to 30 Years	11.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 4.00%, due 02/15/34	1.0%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.0%
U.S. Treasury Notes, 3.88%, due 08/15/33	0.9%
U.S. Treasury Notes, 4.13%, due 11/15/32	0.8%
U.S. Treasury Notes, 3.50%, due 02/15/33	0.8%
U.S. Treasury Notes, 3.38%, due 05/15/33	0.8%
U.S. Treasury Notes, 1.25%, due 08/15/31	0.8%
U.S. Treasury Notes, 2.88%, due 05/15/32	0.8%
U.S. Treasury Notes, 2.75%, due 08/15/32	0.8%
U.S. Treasury Notes, 1.38%, due 11/15/31	0.8%

Material Fund Change [Text Block]